UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08614

Brandes Investment Trust

(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600

San Diego, CA 92130

(Address of principal executive offices) (Zip code)

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Name and address of agent for service)

800-331-2979

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT INTERNATIONAL EQUITY FUND GLOBAL EQUITY FUND GLOBAL EQUITY INCOME FUND GLOBAL OPPORTUNITIES VALUE FUND EMERGING MARKETS VALUE FUND INTERNATIONAL SMALL CAP EQUITY FUND SMALL CAP VALUE FUND CORE PLUS FIXED INCOME FUND For the six months ended March 31, 2019 Beginning in January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (http://www.brandesfunds.com/literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-395-3807, sending an e-mail request to info@brandesfunds.com, or by enrolling at http://www.brandesfunds.com/literature.html. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-395-3807 or send an email request to info@brandesfunds.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account with that intermediary if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

Brandes International Equity Fund

Dear Fellow Investor,

The net asset value of the Brandes International Equity Fund (Class I Shares) declined 5.03% in the six months ending March 31, 2019. For the same period, the MSCI EAFE Index fell 3.81%.

Portfolio holdings in the Diversified Telecommunication Services, Equity Real Estate Investment Trusts and Oil, Gas & Consumable Fuels industries were contributors to performance, while holdings in Capital Markets, Banks and Food & Staples Retailing detracted from returns.

Holdings in Brazil, Russia and Finland contributed to performance, while results were hampered by holdings in the United Kingdom, Switzerland and Japan.

Three of the largest individual contributors to performance were Fibra Uno Administracion SA de CV (Mexico — Equity Real Estate Investment Trusts), Telefonica Brasil SA (Brazil — Diversified Telecommunication Services) and Petroleo Brasileiro SA (Brazil — Oil, Gas & Consumable Fuels). Conversely, WPP Plc (United Kingdom — Media), Cemex SAB de CV (Mexico — Construction Materials) and UBS Group AG (Switzerland — Capital Markets) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United Kingdom and France, and the Fund’s largest industry weights were in Pharmaceuticals and Oil, Gas & Consumable Fuels. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

For 45 years, Brandes Investment Partners has had the same goal: Seek better-than-market returns to help you pursue your long-term investment goals. We believe steadfast adherence to our value investing approach can help us achieve this aim because it compels us to invest in companies we view as strong yet appealingly priced. We thank you for your confidence and for investing with us.

Sincerely yours,

The Brandes International Large-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging

Brandes International Equity Fund

country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI EAFE Index with net dividends captures large and mid cap representation of developed market countries excluding the U.S. and Canada.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes International Equity Fund is distributed by ALPS Distributors, Inc.

Brandes International Equity Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes International Equity Fund – Class I from March 31, 2009 to March 31, 2019 with the value of such an investment in the MSCI EAFE (Europe, Australasia and Far East) Index for the same period.

Value of $100,000 Investment vs MSCI EAFE (Europe, Australasia and Far East) Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes International Equity Fund
Class A*	-6.31%	1.65%	7.50%	7.32%
Class A* (with maximum sales charge)	-11.68%	0.45%	6.87%	7.04%
Class C*	-7.04%	0.88%	6.66%	6.50%
Class C* (with maximum sales charge)	-7.95%	0.88%	6.66%	6.50%
Class I	-6.14%	1.83%	7.69%	7.55%
Class R6*	-5.97%	1.96%	7.79%	7.63%
MSCI EAFE (Europe, Australasia, and Far East) Index	-3.71%	2.33%	8.96%	4.54%

(1)	The inception date is January 2, 1997.

*

Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses. Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses. Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or

Brandes International Equity Fund

higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Global Equity Fund

Dear Fellow Investor,

The net asset value of the Brandes Global Equity Fund (Class I Shares) fell 5.20% in the six months ending March 31, 2019. For the same period, the MSCI World Index declined 2.61%.

Portfolio holdings in the Pharmaceuticals, Equity Real Estate Investment Trusts and Construction Materials industries were contributors to performance, while holdings in Capital Markets, Banks and Oil, Gas & Consumable Fuels detracted from returns.

Holdings in Mexico, Ireland and Netherlands contributed to performance, while results were hampered by holdings in the United States, Switzerland and the United Kingdom.

Three of the largest individual contributors to performance were Merck & Co., Inc. (United States — Pharmaceuticals), Fibra Uno Administracion SA de CV (Mexico — Equity Real Estate Investment Trusts) and GlaxoSmithKline Plc (United Kingdom — Pharmaceuticals). Conversely, UBS Group AG (Switzerland — Capital Markets), Credit Suisse Group AG (Switzerland — Capital Markets) and Cigna Corp. (United States — Health Care Providers & Services) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United States and the United Kingdom, and the Fund’s largest industry weights were in Pharmaceuticals and Banks. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

Brandes Investment Partners has had the same goal since we started 45 years ago: Realize above-market gains to help you pursue your long-term investment objectives. We aim to do so by staying true to our value approach, which seeks fundamentally sound but potentially undervalued companies for the Fund. Thank you for investing with us.

Sincerely yours,

The Brandes Global Large-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall

Brandes Global Equity Fund

economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI World Index with net dividends captures large and mid cap representation of developed markets.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Global Equity Fund is distributed by ALPS Distributors, Inc.

Brandes Global Equity Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Global Equity Fund – Class I from March 31, 2009 to March 31, 2019 with the value of such an investment in the MSCI World Index for the same period.

Value of $100,000 Investment vs MSCI World Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes Global Equity Fund
Class A*	-3.73%	2.69%	9.36%	6.30%
Class A* (with maximum sales charge)	-9.26%	1.48%	8.72%	5.70%
Class C*	-4.44%	1.93%	8.52%	5.49%
Class C* (with maximum sales charge)	-5.34%	1.93%	8.52%	5.49%
Class I	-3.48%	2.95%	9.61%	6.54%
MSCI World Index	4.01%	6.78%	12.38%	8.88%

(1)	The inception date is October 6, 2008.

*

Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses. Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Brandes Global Equity Fund

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Global Equity Income Fund

Dear Fellow Investor,

The net asset value of the Brandes Global Equity Income Fund (Class I Shares) declined 1.93% in the six months ending March 31, 2019. For the same period, the MSCI World Index fell 2.61%.

Portfolio holdings in the Electric Utilities, Diversified Telecommunication Services and Pharmaceuticals industries were contributors to performance, while holdings in Capital Markets, Banks and Oil, Gas & Consumable Fuels detracted from returns.

Holdings in Brazil, Mexico and Chile contributed to performance, while results were hampered by holdings in the United Kingdom, the United States and Switzerland.

Three of the largest individual contributors to performance were Companhia Paranaense de Energia (Brazil — Electric Utilities), Telefonica Brasil SA (Brazil — Diversified Telecommunication Services) and Merck & Co., Inc. (United States — Pharmaceuticals). WPP Plc (United Kingdom — Media), UBS Group AG (Switzerland — Capital Markets) and J Sainsbury Plc (United Kingdom — Food & Staples Retailing) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United States and the United Kingdom, and the Fund’s largest industry weights were in Pharmaceuticals and Capital Markets. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

After nearly a half-century of professional investing, Brandes Investment Partners remains fixed on its original goal. We pursue above-market returns to help you fulfill your long-term investment objectives. Our approach remains deeply rooted in the value philosophy and seeks to identify worthy but potentially underpriced companies. Thank you for your confidence in our approach.

Sincerely yours,

The Brandes Global Large-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging

Brandes Global Equity Income Fund

country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI World Index with net dividends captures large and mid cap representation of developed markets.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Global Equity Income Fund is distributed by ALPS Distributors, Inc.

Brandes Global Equity Income Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Global Equity Income Fund – Class I from its inception (December 31, 2014) to March 31, 2019 with the value of such an investment in the MSCI World Index for the same period.

Value of $100,000 Investment vs MSCI World Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019
	One Year	Three Years	Since Inception(1)
Brandes Global Equity Income Fund
Class A	-0.94%	8.77%	7.66%
Class A (with maximum sales charge)	-6.63%	6.65%	6.17%
Class C	-1.40%	7.55%	6.53%
Class C (with maximum sales charge)	-2.33%	7.55%	6.53%
Class I	-0.67%	8.31%	7.34%
MSCI World Index	4.01%	10.68%	7.12%

(1)	The inception date is December 31, 2014.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Brandes Global Equity Income Fund

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Global Opportunities Value Fund

Dear Fellow Investor,

The net asset value of the Brandes Global Opportunities Value Fund (Class I Shares) fell 6.68% in the six months ending March 31, 2019. For the same period, the MSCI ACWI Index declined 2.13%.

Portfolio holdings in the Diversified Telecommunication Services, Oil, Gas & Consumable Fuels and Electric Utilities industries were contributors to performance, while holdings in Health Care Providers & Services, Capital Markets and Machinery detracted from returns.

Holdings in Brazil, Panama and Slovenia contributed to performance, while results were hampered by holdings in the United States, the United Kingdom and Mexico.

Three of the largest individual contributors to performance were Companhia Paranaense de Energia (Brazil — Electric Utilities), Telefonica Brasil SA (Brazil — Diversified Telecommunication Services) and Petroleo Brasileiro SA (Brazil —  Oil, Gas & Consumable Fuels). Conversely, Owens & Minor, Inc. (United States — Health Care Providers & Services), Briggs & Stratton Corp. (United States — Machinery) and Engie SA (France — Multi-Utilities) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in the United Kingdom and the United States, and the Fund’s largest industry weights were in Oil, Gas & Consumable Fuels and Banks. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 45-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund. Thank you for your business and continued trust.

Sincerely yours,

The Brandes All-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging

Brandes Global Opportunities Value Fund

country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI ACWI Index with net dividends captures large and mid cap representation of developed and emerging markets.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Global Opportunities Value Fund is distributed by ALPS Distributors, Inc.

Brandes Global Opportunities Value Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Global Opportunities Value Fund – Class I from its inception (December 31, 2014) to March 31, 2019 with the value of such an investment in the MSCI All Country World Index for the same period.

Value of $100,000 Investment vs MSCI All Country World Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019
	One Year	Three Years	Since Inception(1)
Brandes Global Opportunities Value Fund
Class A	-10.83%	3.65%	2.49%
Class A (with maximum sales charge)	-15.99%	1.64%	1.07%
Class C	-11.54%	2.85%	1.70%
Class C (with maximum sales charge)	-12.36%	2.85%	1.70%
Class I	-10.73%	3.88%	2.62%
MSCI All Country World Index	2.60%	10.67%	6.88%

(1)	The inception date is December 31, 2014.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Brandes Global Opportunities Value Fund

Sector Allocation as a Percentage of Total Investments as of March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Emerging Markets Value Fund

Dear Fellow Investor,

The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) increased 2.54% in the six months ending March 31, 2019. For the same period, the MSCI Emerging Markets Index gained 1.71%.

Portfolio holdings in the Banks, Electric Utilities and Textiles, Apparel & Luxury Goods industries were contributors to performance, while holdings in Construction Materials, Technology Hardware, Storage & Peripherals and Automobiles detracted from returns.

Holdings in Brazil, China and Indonesia contributed to performance, while results were hampered by holdings in Mexico, South Korea and Malaysia.

Three of the largest individual contributors to performance were Bank Rakyat Indonesia Persero Tbk PT (Indonesia — Banks), Companhia Paranaense de Energia (Brazil — Electric Utilities) and Petroleo Brasileiro SA (Brazil — Oil, Gas & Consumable Fuels). Conversely, Cemex SAB de CV (Mexico —  Construction Materials), Genting Berhad (Malaysia — Hotels, Restaurants & Leisure) and Asustek Computer, Inc. (Taiwan — Technology Hardware, Storage & Peripherals) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in South Korea and Brazil, and the Fund’s largest industry weights were in Banks and Wireless Telecommunication Services. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

For 45 years, Brandes Investment Partners has had the same goal: Seek better-than-market returns to help you pursue your long-term investment goals. We believe steadfast adherence to our value investing approach can help us achieve this aim because it compels us to invest in companies we view as strong yet appealingly priced. We thank you for your confidence and for investing with us.

Sincerely yours,

The Brandes Emerging Markets Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging

Brandes Emerging Markets Value Fund

country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The MSCI Emerging Markets Index with net dividends captures large and mid cap representation of emerging market countries.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

One cannot invest directly in an index.

The Brandes Emerging Markets Value Fund is distributed by ALPS Distributors, Inc.

Brandes Emerging Markets Value Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Emerging Markets Value Fund – Class I from March 31, 2009 to March 31, 2019 with the value of such an investment in the MSCI Emerging Markets Index for the same period.

Value of $100,000 Investment vs MSCI Emerging Markets Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019**
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes Emerging Markets Value Fund
Class A	-9.64%	0.71%	10.30%	6.98%
Class A (with maximum sales charge)	-14.84%	-0.47%	9.65%	6.70%
Class C*	-10.34%	-0.03%	9.48%	6.18%
Class C* (with maximum sales charge)	-11.23%	-0.03%	9.48%	6.18%
Class I	-9.36%	1.00%	10.57%	7.25%
Class R6*	-9.28%	1.10%	10.65%	7.31%
MSCI Emerging Markets Index	-7.41%	3.68%	8.94%	6.13%

(1)	The inception date is August 20, 1996.

*

Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses. Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

**

Prior to January 31, 2011, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Brandes Emerging Markets Value Fund. The performance information shown for the Class I shares for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund. The performance of the private investment fund prior to January 31, 2011 is based on a calculation method that is different from the standardized calculation method prescribed by the SEC. The performance information shown for the Class A shares has been adjusted to reflect the differences in the net expense ratios between the Class I and A shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain

Brandes Emerging Markets Value Fund

investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes International Small Cap Equity Fund

Dear Fellow Investor,

The net asset value of the Brandes International Small Cap Equity Fund (Class I Shares) fell 7.93% in the six months ending March 31, 2019. For the same period, the S&P Developed Ex-U.S. SmallCap Index declined 8.04%.

Portfolio holdings in the Electric Utilities, Trading Companies & Distributors and Diversified Telecommunication Services industries were contributors to performance, while holdings in Household Durables, Food & Staples Retailing and Pharmaceuticals detracted from returns.

Holdings in Brazil, Hungary and Slovenia contributed to performance, while results were hampered by holdings in the United Kingdom, Canada and Japan.

Three of the largest individual contributors to performance were Companhia Paranaense de Energia (Brazil — Electric Utilities), Mills Estruturas e Servicos de Engenharia SA (Brazil — Trading Companies & Distributors) and Fibra Uno Administracion SA de CV (Brazil — Equity Real Estate Investment Trusts). Conversely, Dorel Industries, Inc. (Canada — Household Durables), J Sainsbury Plc (United Kingdom — Food & Staples Retailing) and Sierra Wireless, Inc. (Canada — Communications Equipment) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest country weights were in Japan and the United Kingdom, and the Fund’s largest industry weights were in Food & Staples Retailing and Food Products. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

Brandes Investment Partners has had the same goal since we started 45 years ago: Realize above-market gains to help you pursue your long-term investment objectives. We aim to do so by staying true to our value approach, which seeks fundamentally sound but potentially undervalued companies for the Fund. Thank you for investing with us.

Sincerely yours,

The Brandes Small-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall

Brandes International Small Cap Equity Fund

economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The S&P Developed Ex-U.S. SmallCap Index with net dividends measures the equity performance of small-capitalization companies from developed markets excluding the United States.

One cannot invest directly in an index.

The Brandes International Equity Small Cap Equity Fund is distributed by ALPS Distributors, Inc.

Brandes International Small Cap Equity Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes International Small Cap Fund – Class I from March 31, 2009 to March 31, 2019 with the value of such an investment in the S&P Developed Ex-U.S. SmallCap Index for the same period.

Value of $100,000 Investment vs S&P Developed

Ex-U.S. SmallCap Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019**
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes International Small Cap Fund
Class A	-15.27%	-0.26%	13.94%	8.44%
Class A (with maximum sales charge)	-20.14%	-1.44%	13.27%	8.16%
Class C*	-15.87%	-1.00%	13.10%	7.64%
Class C* (with maximum sales charge)	-16.68%	-1.00%	13.10%	7.64%
Class I	-15.08%	-0.05%	14.20%	8.70%
Class R6*	-14.94%	0.03%	14.27%	8.77%
S&P Developed Ex-U.S. SmallCap Index	-9.55%	3.65%	11.89%	6.45%

(1)	The inception date is August 19, 1996.

*

Performance shown prior to January 31, 2013 for Class C shares reflects the performance of Class I shares adjusted to reflect Class C expenses. Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

**

Prior to February 1, 2012, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Brandes International Small Cap Fund. The performance information shown for the Class I shares for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund. The performance of the private investment fund prior to February 1, 2012 is based on a calculation method that is different from the standardized calculation method prescribed by the SEC. The performance information shown for the Class A shares has been adjusted to reflect the differences in the net expense ratios between the Class I and A shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Brandes International Small Cap Equity Fund

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Small Cap Value Fund

Dear Fellow Investor,

The net asset value of the Brandes Small Cap Value Fund (Class I Shares) declined 8.13% in the six months ending March 31, 2019. For the same period, the Russell 2000 Index fell 8.56%.

Portfolio holdings in the Biotechnology, Specialty Retail and Capital Markets industries were contributors to performance, while holdings in Machinery, Household Durables and Construction & Engineering detracted from returns.

Three of the largest individual contributors to performance were PDL BioPharma, Inc. (Biotechnology), Rent-A-Center, Inc. (Specialty Retail) and Federated Investors, Inc. (Capital Markets). Conversely, Briggs & Stratton Corp. (Machinery), Owens & Minor, Inc. (Health Care Providers & Services) and Orion Group Holdings, Inc. (Construction & Engineering) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest industry weights were in Household Durables and Biotechnology. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

After nearly a half-century of professional investing, Brandes Investment Partners remains fixed on its original goal. We pursue above-market returns to help you fulfill your long-term investment objectives. Our approach remains deeply rooted in the value philosophy and seeks to identify worthy but potentially underpriced companies. Thank you for your confidence in our approach.

Sincerely yours,

The Brandes Small-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Brandes Small Cap Value Fund

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The Russell 2000 Index with gross dividends measures the performance of the small cap segment of the U.S. equity universe.

One cannot invest directly in an index.

The Brandes Small Cap Value Fund is distributed by ALPS Distributors, Inc.

Brandes Small Cap Value Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Small Cap Value Fund – Class I from March 31, 2009 to March 31, 2019 with the value of such an investment in the Russell 2000 Total Return Index for the same period.

Value of $100,000 Investment vs Russell 2000 Total Return Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019*
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes Small Cap Value Fund
Class A	-1.29%	7.05%	21.20%	6.46%
Class A (with maximum sales charge)	-6.94%	5.79%	20.49%	6.17%
Class I	-1.10%	7.33%	21.51%	6.73%
Class R6	-0.85%	7.45%	21.58%	6.76%
Russell 2000 Total Return Index	2.05%	7.05%	15.36%	7.25%

(1)	The inception date is September 30, 1997.

*

Prior to January 2, 2018, the Advisor managed a private investment fund with an investment objective, investment policies and strategies that were, in all material respects, equivalent to those of the Brandes Small Cap Value Fund. The performance information shown for the Class I shares for periods before January 2, 2018 is that of the private investment fund and reflects the net expenses of the private investment fund. The performance of the private investment fund prior to January 2, 2018 is based on a calculation method that is different from the standardized calculation method prescribed by the SEC. The performance information shown for the Class A shares has been adjusted to reflect the differences in the net expense ratios between the Class I and A shares. Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Brandes Small Cap Value Fund

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Sector Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

Brandes Core Plus Fixed Income Fund

Dear Fellow Investor,

The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) gained 3.34% in the six months ending March 31, 2019. For the same period, the Bloomberg Barclays Aggregate Bond Index increased 4.63%.

Portfolio holdings in select corporate bonds detracted from performance.

Within corporate bonds holdings in Metals & Mining (Cloud Peak Energy), Telecommunications (Frontier Communications Corp.) and Banks & Thrifts (USB Capital IX) detracted from performance.

An underweight to U.S. agency mortgage-backed securities (MBS) was a positive performance factor, while duration positioning detracted from returns.

At the close of the period, the Fund continues to favor short maturity corporate bonds and those that we believe exhibit strong, tangible asset coverage. The Fund is underweight agency MBS. The duration is positioned toward the shorter end of our duration-controlled range. The Fund has a high allocation, relative to the benchmark, to U.S. Treasuries that we will look to redeploy thoughtfully and efficiently — if and when market uncertainty and volatility cause credit fundamentals to become mispriced from our estimates of intrinsic value.

In the 45-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the fund.

Sincerely Yours,

The Brandes Fixed Income Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. It is not possible to invest directly in an index.

Brandes Core Plus Fixed Income Fund

As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Asset coverage: Assets available to cover debt obligations after all other liabilities have been satisfied.

Duration: The weighted maturity of a fixed-income investment’s cash flows, used in the estimation of the price sensitivity of fixed-income securities for a given change in interest rates.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This index is a total return index which reflects the price changes and interest of each bond in the index.

The Brandes Core Plus Fixed Income Fund is distributed by ALPS Distributors, Inc.

Brandes Core Plus Fixed Income Fund

The following chart compares the value of a hypothetical $100,000 investment in the Brandes Core Plus Fixed Income Fund – Class I from March 31, 2009 to March 31, 2019 with the value of such an investment in the Bloomberg Barclays U.S. Aggregate Bond Index for the same period.

Value of $100,000 Investment vs Bloomberg Barclays U.S. Aggregate Bond Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019
	One Year	Five Years	Ten Years	Since Inception(1)
Brandes Core Plus Fixed Income Fund
Class A*	3.26%	2.12%	5.29%	3.40%
Class A* (with maximum sales charge)	-0.62%	1.34%	4.88%	3.04%
Class I	3.58%	2.41%	5.61%	3.70%
Class R6*	4.40%	2.71%	5.79%	3.86%
Bloomberg Barclays U.S. Aggregate Bond Index	4.48%	2.74%	3.77%	3.85%

(1)	The inception date is December 28, 2007.

*

Performance shown prior to January 31, 2013 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses. Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Performance data quoted represents past performance; past performance does not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

Brandes Core Plus Fixed Income Fund

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Asset Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

Brandes Investment Trust

Expense Example (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment advisory and administrative fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019 (the “Period”).

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from each Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Class A
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$949.00	1.16%	$5.64
Global Equity Fund	$1,000.00	$946.50	1.25%	$6.07
Global Equity Income Fund	$1,000.00	$979.70	1.25%	$6.17
Global Opportunities Value Fund	$1,000.00	$932.10	1.40%	$6.74
Emerging Markets Value Fund	$1,000.00	$1,023.30	1.36%	$6.86
International Small Cap Fund	$1,000.00	$919.90	1.36%	$6.51
Small Cap Value Fund	$1,000.00	$917.10	1.15%	$5.50
Core Plus Fixed Income Fund	$1,000.00	$1,031.40	0.70%	$3.55

	Class C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$944.90	1.91%	$9.26
Global Equity Fund	$1,000.00	$943.20	2.00%	$9.69
Global Equity Income Fund	$1,000.00	$976.30	2.00%	$9.85
Global Opportunities Value Fund	$1,000.00	$928.60	2.15%	$10.34
Emerging Markets Value Fund	$1,000.00	$1,018.90	2.10%	$10.57
International Small Cap Fund	$1,000.00	$916.10	2.11%	$10.08

Brandes Investment Trust

	Class I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$949.70	0.96%	$4.67
Global Equity Fund	$1,000.00	$948.00	1.00%	$4.86
Global Equity Income Fund	$1,000.00	$980.70	1.00%	$4.94
Global Opportunities Value Fund	$1,000.00	$933.20	1.15%	$5.54
Emerging Markets Value Fund	$1,000.00	$1,025.40	1.12%	$5.66
International Small Cap Fund	$1,000.00	$920.70	1.15%	$5.51
Small Cap Value Fund	$1,000.00	$918.70	0.90%	$4.31
Core Plus Fixed Income Fund	$1,000.00	$1,033.40	0.50%	$2.53

	Class R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$950.10	0.82%	$3.99
Emerging Markets Value Fund	$1,000.00	$1,024.40	0.97%	$4.90
International Small Cap Fund	$1,000.00	$921.70	1.00%	$4.79
Small Cap Value Fund	$1,000.00	$919.30	0.72%	$3.45
Core Plus Fixed Income Fund	$1,000.00	$1,036.40	0.35%	$1.78

*	Expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchase and sales of Fund shares. Therefore, the last column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Brandes Investment Trust

	Class A
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,019.15	1.16%	$5.84
Global Equity Fund	$1,000.00	$1,018.70	1.25%	$6.29
Global Equity Income Fund	$1,000.00	$1,018.70	1.25%	$6.29
Global Opportunities Value Fund	$1,000.00	$1,017.95	1.40%	$7.04
Emerging Markets Value Fund	$1,000.00	$1,018.15	1.36%	$6.84
International Small Cap Fund	$1,000.00	$1,018.15	1.36%	$6.84
Small Cap Value Fund	$1,000.00	$1,019.20	1.15%	$5.79
Core Plus Fixed Income Fund	$1,000.00	$1,021.44	0.70%	$3.53

	Class C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,015.41	1.91%	$9.60
Global Equity Fund	$1,000.00	$1,014.96	2.00%	$10.05
Global Equity Income Fund	$1,000.00	$1,014.96	2.00%	$10.05
Global Opportunities Value Fund	$1,000.00	$1,014.21	2.15%	$10.80
Emerging Markets Value Fund	$1,000.00	$1,014.46	2.10%	$10.55
International Small Cap Fund	$1,000.00	$1,014.41	2.11%	$10.60

	Class I
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,020.14	0.96%	$4.84
Global Equity Fund	$1,000.00	$1,019.95	1.00%	$5.04
Global Equity Income Fund	$1,000.00	$1,019.95	1.00%	$5.04
Global Opportunities Value Fund	$1,000.00	$1,019.20	1.15%	$5.79
Emerging Markets Value Fund	$1,000.00	$1,019.35	1.12%	$5.64
International Small Cap Fund	$1,000.00	$1,019.20	1.15%	$5.79
Small Cap Value Fund	$1,000.00	$1,020.44	0.90%	$4.53
Core Plus Fixed Income Fund	$1,000.00	$1,022.44	0.50%	$2.52

Brandes Investment Trust

	Class R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
International Equity Fund	$1,000.00	$1,020.84	0.82%	$4.13
Emerging Markets Value Fund	$1,000.00	$1,020.09	0.97%	$4.89
International Small Cap Fund	$1,000.00	$1,019.95	1.00%	$5.04
Small Cap Value Fund	$1,000.00	$1,021.34	0.72%	$3.63
Core Plus Fixed Income Fund	$1,000.00	$1,023.19	0.35%	$1.77

*	Expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 87.61%

Brazil – 1.78%
748,399	Embraer SA Sponsored – ADR	$14,227,065

China – 1.58%
1,241,000	China Mobile Ltd.	12,663,576

Finland – 1.60%
2,255,736	Nokia OYJ	12,850,134

France – 16.69%
1,054,578	Carrefour SA	19,696,592
416,063	Compagnie de Saint-Gobain SA	15,086,088
1,220,263	Engie SA	18,197,684
878,202	Orange SA	14,317,439
254,592	Publicis Groupe SA	13,631,420
119,629	Renault SA	7,909,635
329,123	Sanofi	29,102,563
158,566	Schneider Electric SE	12,445,680
36,882	Societe BIC SA	3,287,971

		133,675,072

Germany – 1.01%
109,498	BASF SE	8,075,167

Hong Kong – 0.54%
11,842,000	First Pacific Co. Ltd.	4,326,627

Ireland – 1.60%
412,717	CRH Plc	12,787,911

Italy – 6.16%
1,019,158	Eni SpA	18,007,110
5,328,543	Intesa Sanpaolo SpA	13,004,464
30,748,839	Telecom Italia Rsp	17,462,951
1,365,052	Telecom Italia SpA(a)	850,221

		49,324,746

Japan – 13.66%
542,400	Dai Nippon Printing Co. Ltd.	12,992,039
107,002	Daiichi Sankyo Co. Ltd.	4,941,105
426,900	Honda Motor Co. Ltd.	11,594,936
1,042,900	Mitsubishi Tanabe Pharma Corp.	13,969,001
2,739,600	Mitsubishi UFJ Financial Group, Inc.	13,549,498

Shares		Value
471,999	MS&AD Insurance Group Holdings, Inc.	$14,381,139
760,700	Nissan Motor Co. Ltd.	6,246,981
364,800	Sumitomo Mitsui Trust Holdings, Inc.	13,110,588
45,500	Taisho Pharmaceutical Holdings Co. Ltd.	4,346,745
348,983	Takeda Pharmaceutical Co. Ltd.	14,291,637

		109,423,669

Mexico – 4.10%
2,620,613	Cemex SAB de CV Sponsored – ADR(a)	12,159,644
14,973,608	Fibra Uno Administracion SA de CV	20,635,696

		32,795,340

Netherlands – 2.31%
2,056,796	Aegon NV	9,879,787
97,546	NXP Semiconductors NV	8,622,091

		18,501,878

Russia – 1.25%
1,556,496	Mobile TeleSystems PJSC	5,988,531
1,780,571	Public Joint-Stock Co. Gazprom	4,059,914

		10,048,445

South Korea – 4.74%
181,653	Hana Financial Group, Inc.	5,832,507
74,446	Hyundai Mobis Co. Ltd.	13,690,196
60,185	Hyundai Motor Co.	6,345,731
85,611	KT&G Corp.	7,806,599
19,278	POSCO	4,304,775

		37,979,808

Spain – 1.73%
808,294	Repsol SA	13,828,584

Switzerland – 6.76%
1,430,909	Credit Suisse Group AG	16,679,277
20,996	Swatch Group Ltd. Bearer	6,013,291

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value
79,685	Swatch Group Ltd. Registered	$4,412,249
105,291	Swiss Resources AG	10,291,692
1,377,705	UBS Group AG	16,716,452

		54,112,961

Taiwan – 1.30%
1,436,000	Asustek Computer, Inc.	10,405,742

United Kingdom – 20.80%
5,919,246	Barclays Plc	11,923,020
1,766,562	BP Plc	12,827,914
4,123,077	G4S Plc	9,866,402
1,400,888	GlaxoSmithKline Plc	29,104,717
959,386	HSBC Holdings Plc	7,795,873
273,504	Imperial Brands Plc	9,355,849
4,063,197	J Sainsbury Plc	12,468,630
4,889,136	Kingfisher Plc	14,993,667
4,179,971	Marks & Spencer Group Plc	15,170,347

Shares		Value
4,544,469	Tesco Plc	$13,753,894
3,807,408	Wm Morrison Supermarkets Plc	11,295,001
1,701,792	WPP Plc	17,977,917

		166,533,231

TOTAL COMMON STOCKS (Cost $820,906,614)		$701,559,956

PREFERRED STOCKS – 3.32%

Brazil – 1.83%
1,028,300	Petroleo Brasileiro SA	$7,309,076
602,600	Telefonica Brasil SA	7,310,585

		14,619,661

Russia – 1.49%
19,087,950	Surgutneftegas PJSC	11,921,417

TOTAL PREFERRED STOCKS (Cost $18,585,933)		$26,541,078

	Principal Amount	Value
REPURCHASE AGREEMENTS – 7.78%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $57,650,000 US Treasury Notes TIPS, 0.125%, 01/15/22, (Market Value $63,554,455)] (proceeds $62,310,829)	$62,304,599	$62,304,599

TOTAL REPURCHASE AGREEMENTS (Cost $62,304,599)		$62,304,599

Total Investments (Cost $901,797,146) – 98.71%		$790,405,633
Other Assets in Excess of Liabilities – 1.29%		10,338,130

TOTAL NET ASSETS – 100.00%		$800,743,763

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

TIPS Treasury Inflation-Protected Security

(a)	Non-income producing security.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.78%
Auto Components	1.71%
Automobiles	4.01%
Banks	8.14%
Building Products	1.88%
Capital Markets	4.17%
Chemicals	1.01%
Commercial Services & Supplies	3.27%
Communications Equipment	1.60%
Construction Materials	3.12%
Diversified Financial Services	0.54%
Diversified Telecommunication Services	4.08%
Electrical Equipment	1.55%
Equity Real Estate Investment Trusts	2.58%
Food & Staples Retailing	7.15%
Insurance	4.31%
Media	3.95%
Metals & Mining	0.54%
Multiline Retail	1.89%
Multi-Utilities	2.27%
Oil, Gas & Consumable Fuels	6.08%
Pharmaceuticals	11.96%
Semiconductors & Semiconductor Equipment	1.08%
Specialty Retail	1.87%
Technology Hardware, Storage & Peripherals	1.30%
Textiles, Apparel & Luxury Goods	1.30%
Tobacco	2.14%
Wireless Telecommunication Services	2.33%

TOTAL COMMON STOCKS	87.61%

PREFERRED STOCKS
Diversified Telecommunication Services	0.92%
Oil, Gas & Consumable Fuels	2.40%

TOTAL PREFERRED STOCKS	3.32%

REPURCHASE AGREEMENTS	7.78%

TOTAL INVESTMENTS	98.71%
Other Assets in Excess of Liabilities	1.29%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 96.45%

Austria – 1.45%
18,493	Erste Group Bank AG	$679,689

Brazil – 2.27%
195,920	Embraer SA	927,722
7,378	Embraer SA Sponsored – ADR	140,256

		1,067,978

China – 1.46%
67,000	China Mobile Ltd.	683,690

Finland – 1.95%
160,619	Nokia OYJ	914,990

France – 13.14%
26,736	Carrefour SA	499,354
30,367	Engie SA	452,861
31,200	Engie SA Registered Shares (Prime Fidelite 2019)	465,283
21,767	Engie SA Registered Shares (Prime Fidelite 2021)	324,609
12,618	Publicis Groupe SA	675,596
18,948	Sanofi	1,675,469
14,340	Schneider Electric SE	1,125,531
17,182	Total SA	956,171

		6,174,874

Ireland – 1.19%
17,978	CRH Plc	557,043

Italy – 2.81%
48,572	Eni SpA	858,200
812,896	Telecom Italia Rsp	461,662

		1,319,862

Japan – 3.31%
28,300	Honda Motor Co. Ltd.	768,650
95,900	Nissan Motor Co. Ltd.	787,545

		1,556,195

Malaysia – 1.67%
482,100	Genting Berhad	785,141

Mexico – 1.99%
680,082	Fibra Uno Administracion SA de CV	937,247

Netherlands – 1.18%
6,272	NXP Semiconductors NV	554,382

Shares		Value

Russia – 1.00%
205,296	Public Joint-Stock Co. Gazprom	$468,099

South Korea – 5.79%
3,735	Hyundai Mobis Co. Ltd.	686,845
8,881	Hyundai Motor Co.	936,387
5,418	KT&G Corp.	494,050
15,403	Samsung Electronics Co. Ltd.	607,539

		2,724,821

Spain – 1.43%
39,210	Repsol SA	670,819

Switzerland – 4.73%
71,631	Credit Suisse Group AG	834,961
5,050	Swiss Resources AG	493,613
73,650	UBS Group AG	893,636

		2,222,210

United Kingdom – 19.32%
177,585	Barclays Plc	357,706
170,710	BP Plc	1,239,613
84,308	GlaxoSmithKline Plc	1,751,575
55,265	HSBC Holdings Plc	449,078
36,785	Imperial Brands Plc	1,258,318
219,876	J Sainsbury Plc	674,728
243,914	Kingfisher Plc	748,019
162,252	Marks & Spencer Group Plc	588,860
291,885	Tesco Plc	883,394
131,383	Wm Morrison Supermarkets Plc	389,759
69,527	WPP Plc	734,491

		9,075,541

United States – 31.76%
18,224	American International Group, Inc.	784,726
10,208	Apache Corp.	353,809
34,319	Bank of America Corp.	946,861
17,982	Bank of New York Mellon Corp.	906,832
21,209	Cardinal Health, Inc.	1,021,213
2,818	Cigna Corp.	453,191
24,277	Citigroup, Inc.	1,510,515
8,518	CVS Health Corp.	459,376
8,427	Emerson Electric Co.	576,997

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value
4,044	HCA Healthcare, Inc.	$527,256
24,063	Jefferies Financial Group, Inc.	452,144
3,564	Laboratory Corp of America Holdings(a)	545,221
8,630	McKesson Corp.	1,010,228
12,857	Merck & Co., Inc.	1,069,317
3,081	Microsoft Corp.	363,373
3,522	PepsiCo, Inc.	431,621
27,624	Pfizer, Inc.	1,173,191
4,750	PNC Financial Services Group, Inc.	582,635

Shares		Value
10,958	State Street Corp.	$721,146
21,432	Wells Fargo & Co.	1,035,594

		14,925,246

TOTAL COMMON STOCKS (Cost $41,470,882)		$45,317,827

PREFERRED STOCKS – 0.29%

South Korea – 0.29%
4,331	Samsung Electronics Co. Ltd.	$138,680

TOTAL PREFERRED STOCKS (Cost $128,288)		$138,680

	Principal Amount	Value
REPURCHASE AGREEMENTS – 1.03%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $490,000 US Treasury Notes, 2.500%, 02/15/22, (Market Value $495,651)] (proceeds $484,096)	$484,047	$484,047

TOTAL REPURCHASE AGREEMENTS (Cost $484,047)		$484,047

Total Investments (Cost $42,083,217) – 97.77%		$45,940,554
Other Assets in Excess of Liabilities – 2.23%		1,045,647

TOTAL NET ASSETS – 100.00%		$46,986,201

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.27%
Auto Components	1.46%
Automobiles	5.30%
Banks	11.84%
Beverages	0.92%
Capital Markets	7.14%
Communications Equipment	1.95%
Construction Materials	1.19%
Diversified Financial Services	0.96%
Diversified Telecommunication Services	0.98%
Electrical Equipment	3.62%
Equity Real Estate Investment Trusts	2.00%
Food & Staples Retailing	5.21%
Health Care Providers & Services	8.55%
Hotels, Restaurants & Leisure	1.67%
Insurance	2.72%
Media	3.00%
Multiline Retail	1.25%
Multi-Utilities	2.65%
Oil, Gas & Consumable Fuels	9.68%
Pharmaceuticals	12.07%
Semiconductors & Semiconductor Equipment	1.18%
Software	0.77%
Specialty Retail	1.59%
Technology Hardware, Storage & Peripherals	1.29%
Tobacco	3.73%
Wireless Telecommunication Services	1.46%

TOTAL COMMON STOCKS	96.45%

PREFERRED STOCKS
Technology Hardware, Storage & Peripherals	0.29%

TOTAL PREFERRED STOCKS	0.29%

REPURCHASE AGREEMENTS	1.03%

TOTAL INVESTMENTS	97.77%
Other Assets in Excess of Liabilities	2.23%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 87.95%

Brazil – 3.96%
1,010	Companhia Paranaense de Energia	$8,283
3,990	Telefonica Brasil SA	44,584

		52,867

Chile – 1.75%
222,225	Enel Chile SA	23,284

China – 1.91%
2,500	China Mobile Ltd.	25,511

Finland – 1.93%
4,519	Nokia OYJ	25,743

France – 14.21%
1,491	Engie SA	22,235
400	Engie SA Registered Shares (Prime Fidelite 2019)	5,965
1,092	Engie SA Registered Shares (Prime Fidelite 2021)	16,285
461	Publicis Groupe SA	24,683
551	Sanofi	48,722
528	Schneider Electric SE	41,443
543	Total SA	30,218

		189,551

Italy – 2.73%
2,057	Eni SpA	36,344

Japan – 2.04%
1,000	Honda Motor Co. Ltd.	27,161

Mexico – 3.34%
32,370	Fibra Uno Administracion SA de CV	44,610

South Korea – 1.56%
228	KT&G Corp.	20,791

Switzerland – 5.31%
1,738	Credit Suisse Group AG	20,259
240	Swiss Resources AG	23,459
2,237	UBS Group AG	27,143

		70,861

United Kingdom – 24.74%
5,500	BP Plc	39,938

Shares		Value
403	British American Tobacco Plc	$16,812
2,390	GlaxoSmithKline Plc	49,654
2,038	HSBC Holdings Plc	16,561
1,102	Imperial Brands Plc	37,696
6,646	J Sainsbury Plc	20,394
11,678	Kingfisher Plc	35,813
4,816	Marks & Spencer Group Plc	17,479
814	Royal Dutch Shell Plc – Class A	25,581
8,470	Tesco Plc	25,635
4,210	Wm Morrison Supermarkets Plc	12,489
3,024	WPP Plc	31,946

		329,998

United States – 24.47%
280	Bank of New York Mellon Corp.	14,120
234	BB&T Corp.	10,888
847	Cardinal Health, Inc.	40,783
466	Citigroup, Inc.	28,995
305	Emerson Electric Co.	20,883
166	Johnson & Johnson	23,205
475	Merck & Co., Inc.	39,506
129	Microsoft Corp.	15,214
118	PepsiCo, Inc.	14,461
934	Pfizer, Inc.	39,667
85	PNC Financial Services Group, Inc.	10,426
135	Procter & Gamble Co.	14,047
308	State Street Corp.	20,269
701	Wells Fargo & Co.	33,872

		326,336

TOTAL COMMON STOCKS (Cost $1,151,795)		$1,173,057

PREFERRED STOCKS – 9.19%

South Korea – 1.77%
736	Samsung Electronics Co. Ltd.	$23,567

United States – 7.42%
1,632	Bank of America Corp., 4.000% (3M LIBOR + 0.500%, minimum of 4.000%)(a)	34,272

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value
1,701	Goldman Sachs Group, Inc., 3.750% (3M LIBOR + 0.750%, minimum of 3.750%)(a)	$32,353
1,668	Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%)(a)	32,276

		98,901

TOTAL PREFERRED STOCKS (Cost $120,946)		$122,468

Total Investments (Cost $1,272,741) – 97.14%		$1,295,525
Other Assets in Excess of Liabilities – 2.86%		38,152

TOTAL NET ASSETS – 100.00%		$1,333,677

Percentages are stated as a percent of net assets.

LIBOR London Inter-bank Offered Rate

(a)	Variable rate security. This coupon is based on a reference index and spread.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Automobiles	2.04%
Banks	7.55%
Beverages	1.08%
Capital Markets	6.13%
Communications Equipment	1.93%
Diversified Telecommunication Services	3.34%
Electric Utilities	2.37%
Electrical Equipment	4.67%
Equity Real Estate Investment Trusts	3.34%
Food & Staples Retailing	4.39%
Health Care Providers & Services	3.06%
Household Products	1.05%
Insurance	1.76%
Media	4.25%
Multiline Retail	1.31%
Multi-Utilities	3.34%
Oil, Gas & Consumable Fuels	9.90%
Pharmaceuticals	15.05%
Software	1.14%
Specialty Retail	2.69%
Tobacco	5.65%
Wireless Telecommunication Services	1.91%

TOTAL COMMON STOCKS	87.95%

PREFERRED STOCKS
Banks	2.57%
Capital Markets	4.85%
Technology Hardware, Storage & Peripherals	1.77%

TOTAL PREFERRED STOCKS	9.19%

TOTAL INVESTMENTS	97.14%
Other Assets in Excess of Liabilities	2.86%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 92.03%

Brazil – 6.12%
16,158	Embraer SA Sponsored – ADR	$307,164
73,000	Marfrig Global Foods SA (a)	111,681
18,700	Telefonica Brasil SA	208,953

		627,798

Canada – 1.03%
8,560	Sierra Wireless, Inc. (a)	105,691

China – 3.14%
25,000	China Mobile Ltd.	255,108
4,224	China Yuchai International Ltd.	66,950

		322,058

France – 8.23%
9,805	Carrefour SA	183,130
3,845	Engie SA	57,340
4,400	Engie SA Registered Shares (Prime Fidelite 2019)	65,617
3,634	Engie SA Registered Shares (Prime Fidelite 2021)	54,194
2,864	Publicis Groupe SA	153,345
2,567	Sanofi	226,986
1,316	Schneider Electric SE	103,291

		843,903

Hong Kong – 0.71%
199,340	First Pacific Co. Ltd.	72,831

Hungary – 1.05%
66,514	Magyar Telekom Telecommunications Plc	107,421

Ireland – 1.62%
46,257	C&C Group Plc	166,045

Italy – 2.85%
6,616	Eni SpA	116,896
308,973	Telecom Italia Rsp	175,473

		292,369

Shares		Value

Japan – 7.00%
6,300	Honda Motor Co. Ltd.	$171,113
7,300	Mitsubishi Tanabe Pharma Corp.	97,779
20,500	Nissan Motor Co. Ltd.	168,349
2,200	NuFlare Technology, Inc.	122,295
6,700	Tachi-S Co. Ltd.	96,079
10,900	TSI Holdings Co. Ltd.	62,543

		718,158

Mexico – 7.06%
23,214	Cemex SAB de CV Sponsored – ADR (a)	107,713
665,517	Consorcio ARA SAB de CV	170,406
209,818	Fibra Uno Administracion SA de CV	289,158
143,570	Macquarie Mexico Real Estate Management SA de CV (b)	156,734

		724,011

Netherlands – 1.13%
1,309	NXP Semiconductors NV	115,703

Panama – 1.31%
6,733	Banco Latinoamericano de Comercio Exterior SA – Class E	134,122

Russia – 3.43%
31,027	Public Joint-Stock Co. Gazprom Sponsored – ADR	140,242
45,223	Sberbank of Russia OJSC	147,782
440,609	Sistema PJSFC	64,075

		352,099

Slovenia – 1.34%
10,071	Nova Ljubljanska Banka – GDR (a)(b)	137,826

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value

South Korea – 5.41%
904	Hyundai Mobis Co. Ltd.	$166,240
1,474	KT&G Corp.	134,409
32	Lotte Chilsung Beverage Co. Ltd.	49,927
1,754	Lotte Corp. (a)	76,451
3,253	Samsung Electronics Co. Ltd.	128,308

		555,335

Spain – 1.14%
24,871	Atresmedia Corp de Medios de Comunicacion SA	116,707

Switzerland – 3.22%
14,497	Credit Suisse Group AG	168,983
13,292	UBS Group AG	161,279

		330,262

United Kingdom – 20.25%
51,886	Barclays Plc	104,513
17,570	BP Plc	127,585
952,162	Countrywide Plc (a)	93,977
30,146	De La Rue Plc	151,362
12,222	GlaxoSmithKline Plc	253,923
5,857	Imperial Brands Plc	200,353
37,186	J Sainsbury Plc	114,112
58,923	Kingfisher Plc	180,701
32,134	LSL Property Services Plc	113,003
52,730	Marks & Spencer Group Plc	191,373
103,241	Mitie Group Plc	200,087
33,507	Tesco Plc	101,409
33,481	Wm Morrison Supermarkets Plc	99,324
13,865	WPP Plc	146,472

		2,078,194

Shares		Value

United States – 15.99%
2,711	American International Group, Inc.	$116,736
12,505	Briggs & Stratton Corp.	147,935
3,738	Cardinal Health, Inc.	179,984
2,944	Citigroup, Inc.	183,176
3,475	Edgewell Personal Care Co. (a)	152,518
3,722	Jefferies Financial Group, Inc.	69,936
1,449	McKesson Corp.	169,620
5,588	Owens & Minor, Inc.	22,911
11,768	St. Joe Co. (a)	194,055
1,711	State Street Corp.	112,601
2,397	Wells Fargo & Co.	115,823
6,082	World Fuel Services Corp.	175,708

		1,641,003

TOTAL COMMON STOCKS (Cost $9,864,860)		$9,441,536

PREFERRED STOCKS – 6.17%

Brazil – 1.43%
2,400	Companhia Brasileira de Distribuicao	$55,744
12,840	Petroleo Brasileiro SA	91,266

		147,010

Germany – 0.91%
1,974	Draegerwerk AG & Co. KGaA	93,578

Russia – 1.97%
324,131	Surgutneftegas PJSC	202,436

South Korea – 1.86%
3,119	Hyundai Motor Co. Ltd.	190,388

TOTAL PREFERRED STOCKS (Cost $579,482)		$633,412

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS – 2.09%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $200,000 US Treasury Notes TIPS, 0.125%, 01/15/22, (Market Value $220,484)] (proceeds $214,926)	$214,905	$214,905

TOTAL REPURCHASE AGREEMENTS (Cost $214,905)		$214,905

Total Investments (Cost $10,659,247) – 100.29%		$10,289,853
Liabilities in Excess of Other Assets – (0.29)%		(29,868)

TOTAL NET ASSETS – 100.00%		$10,259,985

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

TIPS Treasury Inflation-Protected Security

(a)	Non-income producing security.
(b)

Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $294,560, which represented 2.87% of the net assets of the Fund.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.99%
Auto Components	2.56%
Automobiles	3.31%
Banks	6.72%
Beverages	2.10%
Capital Markets	4.32%
Commercial Services & Supplies	3.43%
Communications Equipment	1.03%
Construction Materials	1.05%
Diversified Financial Services	2.70%
Diversified Telecommunication Services	4.79%
Electrical Equipment	1.01%
Equity Real Estate Investment Trusts	4.35%
Food & Staples Retailing	4.85%
Food Products	1.09%
Health Care Providers & Services	3.63%
Household Durables	1.66%
Industrial Conglomerates	0.74%
Insurance	1.14%
Machinery	2.09%
Media	4.06%
Multiline Retail	1.87%
Multi-Utilities	1.73%
Oil, Gas & Consumable Fuels	5.46%
Personal Products	1.49%
Pharmaceuticals	5.64%
Real Estate Management & Development	3.91%
Semiconductors & Semiconductor Equipment	2.32%
Specialty Retail	1.76%
Technology Hardware, Storage & Peripherals	1.25%
Textiles, Apparel & Luxury Goods	0.61%
Tobacco	3.26%
Wireless Telecommunication Services	3.11%

TOTAL COMMON STOCKS	92.03%

PREFERRED STOCKS
Automobiles	1.86%
Food & Staples Retailing	0.54%
Health Care Equipment & Supplies	0.91%
Oil, Gas & Consumable Fuels	2.86%

TOTAL PREFERRED STOCKS	6.17%

REPURCHASE AGREEMENTS	2.09%

TOTAL INVESTMENTS	100.29%
Liabilities in Excess of Other Assets	(0.29)%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 88.90%

Argentina – 3.05%
1,176,931	Adecoagro SA(a)	$8,109,055
2,625,116	YPF SA Sponsored – Class D – ADR	36,777,875

		44,886,930

Austria – 1.05%
421,414	Erste Group Bank AG	15,488,576

Brazil – 9.71%
2,764,947	AES Tiete Energia SA	7,838,613
5,180,100	Cielo SA	12,529,032
297,783	Companhia Paranaense de Energia	2,442,135
2,748,762	Embraer SA Sponsored – ADR	52,253,966
4,202,093	Estacio Participacoes SA	28,515,870
1,243,200	Hapvida Participacoes e Investimentos SA(c)	9,782,776
5,600,500	Kroton Educacional SA	14,990,547
9,401,811	Marfrig Global Foods SA(a)	14,383,605

		142,736,544

Chile – 1.48%
1,339,920	Empresa Nacional de Telecomunicaciones SA	13,952,393
1,509,388	Enel Chile SA Sponsored – ADR	7,818,630

		21,771,023

China – 11.36%
25,571,000	China Construction Bank Corp. – Class H	21,949,345
6,243,900	China Mobile Ltd.	63,714,830

Shares		Value
13,805,000	China Railway Signal & Communication Corp. Ltd.(c)	$10,934,076
173,073	China Yuchai International Ltd.	2,743,207
34,409,000	Dongfeng Motor Group Co. Ltd. – Class H	34,519,697
18,143,000	Genertec Universal Medical Group Co. Ltd.(c)	16,520,215
5,423,200	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	11,819,960
12,307,077	Weiqiao Textile Co. Ltd. – Class H	4,877,758

		167,079,088

Colombia – 1.13%
2,127,094	Grupo Aval Acciones y Valores Grupo Sponsored – ADR	16,570,062

Czech Republic – 0.46%
626,829	O2 Czech Republic AS	6,796,363

Greece – 0.73%
798,672	Hellenic Telecommunications Organization SA	10,697,220

Hong Kong – 3.45%
28,461,920	First Pacific Co. Ltd.	10,398,928
9,809,500	Lifestyle International Holdings Ltd.	17,014,550
5,090,000	Luk Fook Holdings International Ltd.	17,152,023
1,779,000	Yue Yuen Industrial Holdings Ltd.	6,124,665

		50,690,166

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value

India – 1.15%
5,904,971	Power Grid Corp of India Ltd.	$16,869,248

Indonesia – 4.65%
136,241,600	Bank Rakyat Indonesia Persero Tbk PT	39,559,167
151,545,215	PT XL Axiata Tbk(a)	28,769,084

		68,328,251

Malaysia – 1.92%
17,329,800	Genting Berhad	28,223,060

Mexico – 10.34%
30,167,817	America Movil SAB de CV	21,557,044
9,361,546	Cemex SAB de CV Sponsored – ADR(a)	43,437,574
32,196,641	Fibra Uno Administracion SA de CV	44,371,409
17,287,809	Fideicomiso PLA Administradora Industrial S de RL de CV	26,488,038
14,203,330	Macquarie Mexico Real Estate Management SA de CV(c)	15,505,651
10,242,449	Urbi Desarrollos Urbanos SA de CV(a)(d)	717,648

		152,077,364

Pakistan – 0.50%
7,646,760	Nishat Mills Ltd.	7,313,182

Panama – 2.43%
644,836	Banco Latinoamericano de Comercio Exterior SA – Class E	12,845,133
283,222	Copa Holdings SA – Class A	22,830,525

		35,675,658

Shares		Value

Russia – 8.42%
6,017,014	Mobile TeleSystems PJSC	$23,150,124
5,318,206	Public Joint-Stock Co. Gazprom	12,126,143
3,281,891	Public Joint-Stock Co. Gazprom Sponsored – ADR	14,834,147
12,312,844	Sberbank of Russia OJSC	40,236,541
2,684,906	Sistema JSFC Sponsored – GDR	7,569,016
1,038,411	X5 Retail Group NV – GDR	25,877,202

		123,793,173

Singapore – 1.79%
2,637,874	Flex Ltd.(a)	26,378,740

South Africa – 1.51%
2,098,660	Absa Group Ltd.	22,209,861

South Korea – 12.63%
133,964	Hyundai Mobis Co. Ltd.	24,635,218
752,977	KIA Motors Corp.	23,466,688
431,744	KT&G Corp.	39,369,385
129,875	POSCO	29,001,069
260,480	S-1 Corp.	23,062,497
610,691	Samsung Electronics Co. Ltd.	24,087,444
592,275	Shinhan Financial Group Co. Ltd.	21,992,474

		185,614,775

Spain – 1.47%
9,775,356	Prosegur Cash SA(c)	21,595,350

Taiwan – 1.59%
3,216,000	Asustek Computer, Inc.	23,304,224

Thailand – 3.09%
1,984,500	Bangkok Bank Plc – NVDR	12,960,215

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value
43,617,600	Jasmine Broadband Internet Infrastructure – Class F	$14,156,650
4,410,700	Siam Commercial Bank PCL – Class F	18,349,495

		45,466,360

Turkey – 2.45%
10,120,663	Akbank T.A.S.(a)	11,523,700
54,766,538	Emlak Konut Gayrimenkul Yatirim Ortakligi AG	15,064,987
6,223,640	Turkiye Garanti Bankasi Anonim Sirketi	9,362,619

		35,951,306

United Kingdom – 2.54%
22,007,865	ITE Group Plc	20,065,000
10,376,419	Vivo Energy Plc(c)	17,342,235

		37,407,235

TOTAL COMMON STOCKS (Cost $1,463,522,277)		$1,306,923,759

PREFERRED STOCKS – 8.28%

Brazil – 3.84%
1,166,900	Companhia Brasileira de Distribuicao	$27,103,040
1,780,600	Petroleo Brasileiro SA	12,656,365

Shares		Value
498,300	Telefonica Brasil SA	$6,045,245
885,569	Telefonica Brasil SA Sponsored – ADR	10,688,818

		56,493,468

Colombia – 0.53%
20,018,115	Grupo Aval Acciones y Valores SA	7,754,749

Russia – 2.19%
32,081,832	Surgutneftegas PJSC	20,036,771
1,977,282	Surgutneftegas PJSC Sponsored – ADR	12,160,284

		32,197,055

South Korea – 1.72%
413,848	Hyundai Motor Co. Ltd.	25,261,861

TOTAL PREFERRED STOCKS (Cost $119,426,072)		$121,707,133

PARTICIPATORY NOTES – 1.04%

China – 1.04%
7,936,516	China South Publishing & Media Group Co. Ltd.(a)(b)(c)(e)	$15,221,587

TOTAL PARTICIPATORY NOTES (Cost $15,164,834)		$15,221,587

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS – 1.95%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $5,260,000 US Treasury Notes, 2.500%, 02/15/22, (Market Value $5,320,664)] (proceeds $5,216,859)	$5,216,337	$5,216,337
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $21,765,000 US Treasury Notes TIPS, 0.125%, 01/15/22, (Market Value $23,994,150)] (proceeds $23,522,627)	23,520,275	23,520,275

TOTAL REPURCHASE AGREEMENTS (Cost $28,736,612)		$28,736,612

Total Investments (Cost $1,626,849,795) –100.17%		$1,472,589,091
Liabilities in Excess of Other Assets – (0.17)%		(2,461,587)

TOTAL NET ASSETS – 100.00%		$1,470,127,504

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

TIPS Treasury Inflation-Protected Security

(a)	Non-income producing security.
(b)

The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $15,221,587 or 1.04% of the Fund's net assets and is classified as a Level 2 security. See Note 2 in the Notes to Financial Statements.

(c)

Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,901,890, which represented 7.27% of the net assets of the Fund.

(d)	Affiliated issuer. See Note 8 in the Notes to Financial Statements.
(e)

Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021. See Note 5 in the Notes to Financial Statements.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.55%
Airlines	1.55%
Auto Components	1.68%
Automobiles	3.94%
Banks	15.66%
Commercial Services & Supplies	3.04%
Construction Materials	2.95%
Diversified Consumer Services	2.96%
Diversified Financial Services	1.58%
Diversified Telecommunication Services	1.19%
Electric Utilities	1.85%
Electronic Equipment, Instruments & Components	2.54%
Equity Real Estate Investment Trusts	7.86%
Food & Staples Retailing	1.76%
Food Products	1.53%
Health Care Providers & Services	2.59%
Hotels, Restaurants & Leisure	1.92%
Household Durables	0.05%
Independent Power & Renewable Electricity Producers	0.53%
IT Services	0.85%
Machinery	0.19%
Media	1.36%
Metals & Mining	1.97%
Multiline Retail	1.16%
Oil, Gas & Consumable Fuels	4.34%
Specialty Retail	2.35%
Technology Hardware, Storage & Peripherals	3.22%
Textiles, Apparel & Luxury Goods	1.25%
Tobacco	2.68%
Wireless Telecommunication Services	10.80%

TOTAL COMMON STOCKS	88.90%

PREFERRED STOCKS
Automobiles	1.72%
Banks	0.53%
Diversified Telecommunication Services	1.14%
Food & Staples Retailing	1.84%
Oil, Gas & Consumable Fuels	3.05%

TOTAL PREFERRED STOCKS	8.28%

PARTICIPATORY NOTES
Media	1.04%

TOTAL PARTICIPATORY NOTES	1.04%

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited) (continued)

REPURCHASE AGREEMENTS	1.95%

TOTAL INVESTMENTS	100.17%
Liabilities in Excess of Other Assets	(0.17)%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 91.44%

Argentina – 0.52%
499,564	Adecoagro SA(a)	$3,441,996

Belgium – 1.02%
171,469	D’Ieteren SA	6,792,399

Brazil – 4.59%
5,619,547	Embraer SA	26,609,729
3,166,100	Mills Estruturas e Servicos de Engenharia SA(a)	3,832,943

		30,442,672

Canada – 4.87%
1,096,395	Celestica, Inc.(a)	9,264,538
1,081,817	Dorel Industries, Inc. – Class B(a)	9,552,468
1,092,216	Sierra Wireless, Inc.(a)	13,485,661

		32,302,667

China – 1.30%
19,938,900	Boyaa Interactive International Ltd.	4,066,530
11,485,500	Weiqiao Textile Co. Ltd. – Class H	4,552,137

		8,618,667

France – 1.71%
100,150	Savencia SA	7,122,597
47,490	Societe BIC SA	4,233,657

		11,356,254

Germany – 2.18%
124,701	Draegerwerk AG & Co. KGaA	5,343,569
317,426	Rhoen-Klinikum AG	9,143,988

		14,487,557

Greece – 0.50%
419,475	GR Sarantis SA	3,315,769

Hong Kong – 4.26%
10,778,050	APT Satellite Holdings Ltd.	4,832,991
5,791,500	Dickson Concepts International Ltd.	3,017,501
110,420,000	Emperor Watch & Jewellery Ltd.	3,870,014

Shares		Value
27,354,000	First Pacific Co. Ltd.	$9,994,135
14,073,000	PAX Global Technology Ltd.	6,533,393

		28,248,034

Hungary – 2.12%
8,693,708	Magyar Telekom Telecommunications Plc	14,040,478

Indonesia – 1.11%
38,849,000	PT XL Axiata Tbk(a)	7,375,028

Ireland – 4.49%
1,520,567	Avadel Pharmaceuticals Plc Sponsored – ADR(a)	2,189,617
7,689,402	C&C Group Plc	27,602,008

		29,791,625

Italy – 1.31%
300,178	Buzzi Unicem SpA	3,909,946
5,938,906	Safilo Group SpA(a)	4,756,667

		8,666,613

Japan – 20.86%
138,600	Bank of Nagoya Ltd.	4,477,918
134,900	Denki Kogyo Co. Ltd.	4,064,336
1,100,200	Funai Electric Co. Ltd.(a)(d)	7,443,608
139,000	Futaba Corp.	2,113,200
3,046,400	Hachijuni Bank Ltd.	12,645,673
2,852,800	Hyakugo Bank Ltd.	9,084,164
415,400	Kato Sangyo Co. Ltd.	13,720,832
442,100	Kissei Pharmaceutical Co. Ltd.	11,604,117
1,427,900	Komori Corp.	16,192,107
124,100	Mitsubishi Shokuhin Co. Ltd.	3,248,463
191,700	Nippon Seiki Co. Ltd.	3,101,084
108,400	NuFlare Technology, Inc.	6,025,863

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value
139,300	Oita Bank Ltd.	$4,358,391
523,200	Tachi-S Co. Ltd.	7,502,745
305,100	Torii Pharmaceutical Co. Ltd.	6,139,517
529,400	Toyo Suisan Kaisha Ltd.	20,180,576
513,300	TSI Holdings Co. Ltd.	2,945,259
209,000	Tsutsumi Jewelry Co. Ltd.	3,551,728

		138,399,581

Mexico – 5.95%
30,020,811	Consorcio ARA SAB de CV	7,686,837
279,501,983	Desarrolladora Homex SAB de CV(a)(c)	2,159,957
14,425,246	Fibra Uno Administracion SA de CV	19,879,977
8,095,587	Macquarie Mexico Real Estate Management SA de CV(b)	8,837,881
12,867,533	Urbi Desarrollos Urbanos SA de CV(a)(c)	901,578

		39,466,230

Philippines – 0.95%
4,169,250	First Philippine Holdings Corp.	6,292,384

Russia – 0.62%
28,255,116	Sistema PJSFC	4,108,972

Slovenia – 1.80%
874,008	Nova Ljubljanska Banka – GDR(a)(b)	11,961,162

South Korea – 8.60%
106,914	Binggrae Co. Ltd.	6,320,086
861,828	Korean Reinsurance Co.	6,956,173
6,185	Lotte Chilsung Beverage Co. Ltd.	9,649,930
55,094	Lotte Confectionery Co. Ltd.	8,993,380

Shares		Value
317,794	Lotte Corp.(a)	$13,851,563
6,540	Namyang Dairy Products Co. Ltd.	3,531,865
93,504	Samchully Co. Ltd.	7,769,933

		57,072,930

Spain – 2.57%
2,015,223	Atresmedia Corp de Medios de Comunicacion SA	9,456,447
908,948	Lar Espana Real Estate Socimi SA	7,588,631

		17,045,078

United Kingdom – 20.11%
1,987,175	Balfour Beatty Plc	6,790,399
3,453,644	Chemring Group Plc	6,243,530
77,195,504	Countrywide Plc(a)	7,619,107
2,463,123	De La Rue Plc	12,367,266
26,819,043	Debenhams Plc	942,428
3,390,490	G4S Plc	8,113,343
11,987,787	ITE Group Plc	10,929,499
6,837,380	J Sainsbury Plc	20,981,694
2,886,404	LSL Property Services Plc	10,150,422
7,879,051	Mitie Group Plc	15,270,036
12,100,824	Premier Foods Plc(a)	5,736,930
3,648,998	Telit Communications Plc(a)	7,642,279
6,944,100	Wm Morrison Supermarkets Plc	20,600,266

		133,387,199

TOTAL COMMON STOCKS (Cost $695,714,940)		$606,613,295

PREFERRED STOCKS – 1.61%

Germany – 1.61%
225,010	Draegerwerk AG & Co. KGaA	$10,666,685

TOTAL PREFERRED STOCKS (Cost $14,940,922)		$10,666,685

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value

REPURCHASE AGREEMENTS – 5.96%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $39,890,000 US Treasury Notes, 2.500%, 02/15/22, (Market Value $40,350,051)] (proceeds $39,559,337)	$39,555,382	$39,555,382

TOTAL REPURCHASE AGREEMENTS (Cost $39,555,382)		$39,555,382

Total Investments (Cost $750,211,244) – 99.01%		$656,835,362
Other Assets in Excess of Liabilities – 0.99%		6,563,515

TOTAL NET ASSETS – 100.00%		$663,398,877

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)

Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,799,043, which represented 3.14% of the net assets of the Fund.

(c)	Affiliated issuer. See Note 8 in the Notes to Financial Statements.
(d)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	4.95%
Auto Components	1.60%
Banks	6.41%
Beverages	5.62%
Commercial Services & Supplies	6.03%
Communications Equipment	3.80%
Construction & Engineering	1.02%
Construction Materials	0.59%
Distributors	1.02%
Diversified Financial Services	1.51%
Diversified Telecommunication Services	2.84%
Electric Utilities	0.95%
Electrical Equipment	0.32%
Electronic Equipment, Instruments & Components	2.38%
Entertainment	0.61%
Equity Real Estate Investment Trusts	5.47%
Food & Staples Retailing	8.83%
Food Products	8.34%
Gas Utilities	1.17%
Health Care Equipment & Supplies	0.81%
Health Care Providers & Services	1.38%
Household Durables	4.18%
Industrial Conglomerates	2.09%
Insurance	1.05%
Machinery	2.44%
Media	3.07%
Multiline Retail	0.14%
Personal Products	0.50%
Pharmaceuticals	3.00%
Real Estate Management & Development	2.68%
Semiconductors & Semiconductor Equipment	0.91%
Specialty Retail	1.04%
Textiles, Apparel & Luxury Goods	2.38%
Trading Companies & Distributors	0.58%
Wireless Telecommunication Services	1.73%

TOTAL COMMON STOCKS	91.44%

PREFERRED STOCKS
Health Care Equipment & Supplies	1.61%

TOTAL PREFERRED STOCKS	1.61%

REPURCHASE AGREEMENTS	5.96%

TOTAL INVESTMENTS	99.01%
Other Assets in Excess of Liabilities	0.99%

TOTAL NET ASSETS	100.00%

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY — March 31, 2019 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS – 77.93%

Aerospace & Defense – 1.46%
6,970	Embraer SA Sponsored – ADR	$132,500

Auto Components – 0.94%
2,848	Cooper Tire & Rubber Co.	85,127

Banks – 1.45%
1,054	National Bankshares, Inc.	45,164
2,487	Northrim BanCorp, Inc.	85,602

		130,766

Biotechnology – 7.43%
5,604	Eagle Pharmaceuticals, Inc.(a)	282,946
104,650	PDL BioPharma, Inc.(a)	389,298

		672,244

Capital Markets – 2.02%
6,225	Federated Investors, Inc.	182,455

Communications Equipment – 6.40%
13,387	Digi International, Inc.(a)	169,613
7,943	NETGEAR, Inc.(a)	263,072
11,793	Sierra Wireless, Inc.(a)	145,880

		578,565

Construction & Engineering – 1.09%
33,864	Orion Group Holdings, Inc. (a)	98,883

Electronic Equipment, Instruments & Components – 3.18%
7,111	Arlo Technologies, Inc.(a)	29,368
5,948	Avnet, Inc.	257,965

		287,333

Equity Real Estate Investment Trusts – 0.75%
2,684	Alexander & Baldwin, Inc.	68,281

Food Products – 3.77%
1,476	Cal-Maine Foods, Inc.	65,874
11,184	Seneca Foods Corp. – Class A(a)	275,126

		341,000

Health Care Equipment & Supplies – 0.73%
7,937	Invacare Corp.	66,433

Shares		Value

Health Care Providers & Services – 3.17%
4,154	Patterson Companies, Inc.	$90,765
8,594	Triple-S Management Corp. – Class B(a)	196,115

		286,880

Hotels, Restaurants & Leisure – 2.31%
2,817	International Speedway Corp. – Class A	122,906
5,931	Speedway Motorsports, Inc.	85,821

		208,727

Household Durables – 9.54%
3,867	Beazer Homes USA, Inc.(a)	44,509
14,846	CSS Industries, Inc.	88,927
12,921	Dorel Industries, Inc. – Class B	114,100
3,862	M.D.C. Holdings, Inc.	112,230
21,716	Taylor Morrison Home Corp. – Class A(a)	385,459
3,245	Toll Brothers, Inc.	117,469

		862,694

Insurance – 3.65%
918	National Western Life Group, Inc.	240,947
4,255	Old Republic International Corp.	89,015

		329,962

Machinery – 4.52%
34,572	Briggs & Stratton Corp.	408,987

Multi-Utilities – 0.74%
1,658	Avista Corp.	67,348

Oil, Gas & Consumable Fuels – 5.02%
26,866	Chesapeake Energy Corp.(a)	83,285
12,834	World Fuel Services Corp.	370,774

		454,059

Personal Products – 4.64%
9,553	Edgewell Personal Care Co.(a)	419,281

Pharmaceuticals – 0.57%
35,764	Avadel Pharmaceuticals Plc Sponsored – ADR(a)	51,500

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

Shares		Value

Professional Services – 3.76%
4,389	Kelly Services, Inc.	$96,821
14,711	Resources Connection, Inc.	243,320

		340,141

Real Estate Management & Development – 3.59%
19,680	St. Joe Co.(a)	324,523

Software – 2.59%
1,627	MicroStrategy, Inc. – Class A(a)	234,695

Specialty Retail – 2.17%
9,383	Rent-A-Center, Inc.(a)	195,823

Shares		Value

Thrifts & Mortgage Finance – 0.90%
3,021	Territorial Bancorp, Inc.	$81,295

Trading Companies & Distributors – 1.54%
22,033	Houston Wire & Cable Co.(a)	139,469

TOTAL COMMON STOCKS (Cost $7,980,614)		$7,048,971

PREFERRED STOCKS – 1.55%

Oil, Gas & Consumable Fuels – 1.55%
250	Chesapeake Energy Corp., 5.750%	$140,000

TOTAL PREFERRED STOCKS (Cost $145,900)		$140,000

	Principal Amount	Value
CORPORATE BONDS – 5.17%

Containers & Packaging – 1.68%
Bemis Co., Inc. 6.800%, 8/1/2019	$150,000	$151,792

Electric Utilities – 2.27%
Portland General Electric Co. 6.100%, 4/15/2019	205,000	205,215

Household Durables – 0.91%
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.250%, 4/15/2021 (b)	82,000	81,922

Water Utilities – 0.31%
California Water Service Co. 5.875%, 5/1/2019	28,000	28,067

TOTAL CORPORATE BONDS (Cost $467,191)		$466,996

REPURCHASE AGREEMENTS – 14.86%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $1,245,000 US Treasury Notes TIPS, 0.125%, 01/15/22, (Market Value $1,372,512)] (proceeds $1,344,572)	$1,344,438	$1,344,438

TOTAL REPURCHASE AGREEMENTS (Cost $1,344,438)		$1,344,438

Total Investments (Cost $9,938,143) – 99.51%		$9,000,405
Other Assets in Excess of Liabilities – 0.49%		44,073

TOTAL NET ASSETS – 100.00%		$9,044,478

Percentages are stated as a percent of net assets.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

ADR American Depositary Receipt

TIPS Treasury Inflation-Protected Security

(a)	Non-income producing security.
(b)

Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $81,922, which represented 0.91% of the net assets of the Fund.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund

SCHEDULE OF INVESTMENTS BY COUNTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Brazil	1.46%
Canada	2.87%
Ireland	0.57%
United States	73.03%

TOTAL COMMON STOCKS	77.93%

PREFERRED STOCKS
United States	1.55%

TOTAL PREFERRED STOCKS	1.55%

CORPORATE BONDS
United States	5.17%

TOTAL CORPORATE BONDS	5.17%

REPURCHASE AGREEMENTS	14.86%

TOTAL INVESTMENTS	99.51%
Other Assets in Excess of Liabilities	0.49%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%

Household Durables – 0.00%
Urbi Desarrollos Urbanos SA de CV(a)	31,277	$2,191

TOTAL COMMON STOCKS (Cost $292,050)		$2,191

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 8.32%

Federal Home Loan Mortgage Corporation – 2.07%
Pool G1-8578, 3.000%, 12/1/2030	$1,524,647	$1,539,674
Pool G0-6018, 6.500%, 4/1/2039	24,833	28,300
Pool A9-3505, 4.500%, 8/1/2040	117,010	123,909

		1,691,883

Federal National Mortgage Association – 6.25%
Pool CA1624, 3.000%, 4/1/2033	1,136,524	1,148,237
Pool 934124, 5.500%, 7/1/2038	45,170	48,578
Pool MA0918, 4.000%, 12/1/2041	268,135	278,119
Pool AS6201, 3.500%, 11/1/2045	1,030,173	1,047,954
Pool AL9865, 3.000%, 2/1/2047	1,865,151	1,859,468
Pool BJ2553, 3.500%, 12/1/2047	705,535	716,521

		5,098,877

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $6,701,848)		$6,790,760

OTHER MORTGAGE RELATED SECURITIES – 0.02%

Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14, 4.669%, 10/25/2036(c)	$1,253	$1,215

Near Prime Mortgage – 0.02%
Bear Stearns ALT-A Trust Series 2004-11, 3.166% (1M LIBOR + 0.680%), 11/25/2034(d)	14,501	14,481

TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $15,159)		$15,696

US GOVERNMENTS – 48.22%

Sovereign – 48.22%
United States Treasury Bond 4.750%, 2/15/2037	$4,835,000	$6,344,615
United States Treasury Note 2.000%, 11/15/2021	3,211,000	3,191,182
2.000%, 2/15/2023	4,140,000	4,103,613
2.375%, 8/15/2024	9,655,000	9,703,652
2.250%, 2/15/2027	16,100,000	15,976,106

TOTAL US GOVERNMENTS (Cost $38,902,311)		$39,319,168

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value
ASSET BACKED SECURITIES – 2.27%

Equipment – 0.04%
Continental Airlines 2007-1 Class A Pass Through Trust Series 2007-1, 5.983%, 4/19/2022	$27,355	$28,775

Student Loan – 2.23%
SLM Private Credit Student Loan Trust 2004-B Series 2004-B, 3.041% (3M LIBOR + 0.430%), 9/15/2033(d)	300,000	287,797
SLM Private Credit Student Loan Trust 2005-A Series 2005-A, 2.921% (3M LIBOR + 0.310%), 12/15/2038(d)	400,000	386,997
SLM Private Credit Student Loan Trust 2006-A Series 2006-A, 2.901% (3M LIBOR + 0.290%), 6/15/2039(d)	829,350	806,035
SLM Private Credit Student Loan Trust 2007-A Series 2007-A, 2.851% (3M LIBOR + 0.240%), 12/16/2041(d)	344,180	335,966

		1,816,795

TOTAL ASSET BACKED SECURITIES (Cost $1,727,899)		$1,845,570

CORPORATE BONDS – 38.27%

Automobiles – 2.21%
Ford Motor Credit Co. LLC 8.125%, 1/15/2020	$780,000	$808,411
General Motors Financial Co., Inc. 2.650%, 4/13/2020	1,000,000	995,989

		1,804,400

Banks – 7.42%
Citibank, N.A. 2.100%, 6/12/2020	1,650,000	1,638,144
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	243,754
Goldman Sachs Group, Inc. 3.000%, 4/26/2022	780,000	778,308
JPMorgan Chase & Co. 6.221%, (3M LIBOR + 3.470%), Perpetual(d)	1,639,000	1,647,195
USB Capital IX 3.807% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(d)	750,000	588,750
Wells Fargo & Co. 6.381% (3M LIBOR + 3.770%), Perpetual(d)	1,150,000	1,157,187

		6,053,338

Commercial Services & Supplies – 2.64%
ADT Corp. 3.500%, 7/15/2022	1,830,000	1,763,662
Iron Mountain, Inc. 4.875%, 9/15/2027(b)	410,000	393,600

		2,157,262

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value

Consumer Products – 1.79%
Avon International Operations, Inc. 7.875%, 8/15/2022(b)	$925,000	$958,531
Wyndham Destinations, Inc. 3.900%, 3/1/2023	510,000	499,800

		1,458,331

Electric Utilities – 0.26%
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	214,166

Food, Beverage & Tobacco – 1.86%
Mead Johnson Nutrition Co. 4.900%, 11/1/2019	775,000	784,124
Pilgrim’s Pride Corp. 5.750%, 3/15/2025(b)	725,000	732,250

		1,516,374

Health Care Providers & Services – 1.76%
Tenet Healthcare Corp. 6.000%, 10/1/2020	1,385,000	1,435,206

Homebuilders – 2.16%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	1,009,400
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	749,656

		1,759,056

Insurance – 1.21%
American International Group, Inc. 6.400%, 12/15/2020	800,000	845,996
CNA Financial Corp. 5.875%, 8/15/2020	135,000	140,383

		986,379

Media – 0.53%
Netflix, Inc. 5.375%, 2/1/2021	420,000	436,144

Metals & Mining – 0.11%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp. 12.000%, 11/1/2021(e)	480,000	86,400

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value

Oil, Gas & Consumable Fuels – 9.20%
BP Capital Markets Plc 3.506%, 3/17/2025	$810,000	$825,750
Chesapeake Energy Corp. 8.000%, 1/15/2025	1,245,000	1,269,900
Chevron Corp. 2.100%, 5/16/2021	1,150,000	1,141,750
Exxon Mobil Corp. 2.397%, 3/6/2022	945,000	944,978
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,054,000	1,099,308
Occidental Petroleum Corp. 3.500%, 6/15/2025	555,000	570,210
Range Resources Corp. 5.000%, 3/15/2023	1,680,000	1,646,400

		7,498,296

Retail – 1.28%
JC Penney Corp, Inc. 5.875%, 7/1/2023(b)	1,240,000	1,044,700

Technology – 2.40%
Microsoft Corp. 2.400%, 2/6/2022	1,000,000	998,569
VMware, Inc. 3.900%, 8/21/2027	995,000	956,523

		1,955,092

Telecommunications – 3.44%
AT&T, Inc. 3.000%, 6/30/2022	1,630,000	1,637,186
Frontier Communications Corp. 6.250%, 9/15/2021	1,320,000	1,023,000
Telefonica Emisiones SA 5.462%, 2/16/2021	135,000	141,075

		2,801,261

TOTAL CORPORATE BONDS (Cost $31,299,075)		$31,206,405

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value
REPURCHASE AGREEMENTS – 3.11%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $2,560,000 US Treasury Notes, 2.500%, 02/15/22, (Market Value $2,589,524)] (proceeds $2,538,444)	$2,538,190	$2,538,190

TOTAL REPURCHASE AGREEMENTS (Cost $2,538,190)		$2,538,190

Total Investments (Cost $81,476,532) – 100.21%		$81,717,980
Liabilities in Excess of Other Assets – (0.21)%		(177,222)

TOTAL NET ASSETS – 100.00%		$81,540,758

Percentages are stated as a percent of net assets.

LIBOR London Inter-bank Offered Rate

(a)	Non-income producing security.
(b)

Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,129,081, which represented 3.84% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	Issuer is in default of interest payments.

The industry classifications represented in the Schedule of Investments are comprised in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

(This Page Intentionally Left Blank.)

Brandes Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2019 (Unaudited)

	Brandes International Equity Fund	Brandes Global Equity Fund
ASSETS
Investment in securities, at value(1)
Unaffiliated issuers	$790,405,633	$45,940,554
Affiliated issuers	—	—
Cash	—	—
Foreign Currency(1)	407,887	51,924
Receivables:
Securities sold	3,945,991	967,870
Fund shares sold	6,417,406	23,777
Dividends and interest	4,525,662	215,326
Foreign currency spot trade	—	—
Tax reclaims	534,604	32,850
Securities lending	796	505
Due from Advisor	—	—
Prepaid expenses and other assets	123,918	24,136

Total Assets	806,361,897	47,256,942

LIABILITIES
Payables:
Securities purchased	1,597,006	—
Fund shares redeemed	2,421,007	126,613
Due to Advisor	529,551	17,999
12b-1 Fee	18,760	1,259
Trustee Fees	10,500	1,406
Due to Custodian	13,770	1,456
Dividends payable	292,374	2,768
Foreign tax withholding	455,542	19,566
Foreign currency spot trade payable	—	557
Accrued expenses	279,624	99,117

Total Liabilities	5,618,134	270,741

NET ASSETS	$800,743,763	$46,986,201

COMPONENTS OF NET ASSETS
Capital Stock	$906,482,377	$44,019,222
Total distributable earnings	(105,738,614)	2,966,979

Total Net Assets	$800,743,763	$46,986,201

Net asset value, offering price and redemption proceeds per share
Class A Shares
Net Assets	$36,167,675	$1,673,511
Shares outstanding (unlimited shares authorized without par value)	2,181,799	75,998
Offering and redemption price	$16.58	$22.02

Maximum offering price per share*	$17.59	$23.36

Class C Shares
Net Assets	$17,053,748	$1,382,809
Shares outstanding (unlimited shares authorized without par value)	1,045,510	63,230
Offering and redemption price	$16.31	$21.87

Class I Shares
Net Assets	$713,630,937	$43,929,881
Shares outstanding (unlimited shares authorized without par value)	42,910,920	1,980,701
Offering and redemption price	$16.63	$22.18

Class R6 Shares
Net Assets	$33,891,403	N/A
Shares outstanding (unlimited shares authorized without par value)	2,029,730	N/A
Offering and redemption price	$16.70	N/A

(1)Costof:
Investments in securities
Unaffiliated issuers	$901,797,146	$42,083,217
Affiliated issuers	—	—
Foreign currency	408,181	52,050

*

Includes a sales load of 5.75% for the International, Global, Global Equity Income, Global Opportunities Value, Emerging Markets Value, International Small Cap, and Small Cap Value Funds and 3.75% for the Core Plus Fixed Income Fund. (see Note 7 of the Notes to Financial Statements)

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES — March 31, 2019 (Unaudited) (continued)

Brandes Global Equity Income Fund	Brandes Global Opportunities Value Fund	Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$1,295,525	$10,289,853	$1,471,871,443	$653,773,827	$9,000,405	$81,717,980
—	—	717,648	3,061,535	—	—
52,413	—	—	—	—	789,953
1,818	7,602	—	63,578	—	—

1,625	—	407,691	1,481,272	24,918	—
—	1,160	2,106,923	4,783,716	—	114,869
8,807	120,723	8,137,336	3,290,260	17,626	473,727
4	—	69,655	7,167	—	—
470	4,706	337,224	263,836	194	—
—	—	—	8,434	—	—
13,176	11,393	—	—	10,824	—
5,819	18,684	122,782	65,768	37,519	31,773

1,379,657	10,454,121	1,483,770,702	666,799,393	9,091,486	83,128,302

—	41,668	8,326,488	699,566	—	1,294,597
138	66,802	1,540,457	1,202,147	—	166,026
—	—	1,198,823	537,115	—	7,014
11	270	70,914	20,024	4	523
42	702	37,209	39,327	—	1,941
367	1,708	207,126	39,948	515	2,061
108	1,936	455,139	59,384	—	16,458
953	16,465	1,318,821	415,801	291	—
—	147	—	—	—	—
44,361	64,438	488,221	387,204	46,198	98,924

45,980	194,136	13,643,198	3,400,516	47,008	1,587,544

$1,333,677	$10,259,985	$1,470,127,504	$663,398,877	$9,044,478	$81,540,758

$1,297,866	$13,961,035	$1,667,836,070	$885,279,386	$9,839,679	$82,985,604
35,811	(3,701,050)	(197,708,566)	(221,880,509)	(795,201)	(1,444,846)

$1,333,677	$10,259,985	$1,470,127,504	$663,398,877	$9,044,478	$81,540,758

$30,797	$643,950	$260,093,096	$61,701,994	$16,247	$2,061,167
2,708	68,095	30,124,381	5,757,549	1,873	228,916
$11.37	$9.46	$8.63	$10.72	$8.67	$9.00

$12.07	$10.03	$9.16	$11.37	$9.20	$9.36

$5,005	$201,888	$20,541,812	$9,608,078	N/A	N/A
457	21,428	2,390,948	921,234	N/A	N/A
$10.95	$9.42	$8.59	$10.43	N/A	N/A

$1,297,875	$9,414,147	$1,152,845,247	$530,242,705	$4,987,456	$79,479,487
119,838	996,924	132,885,686	49,298,516	574,772	8,757,249
$10.83	$9.44	$8.68	$10.76	$8.68	$9.08

N/A	N/A	$36,647,349	$61,846,100	4,040,775	104
N/A	N/A	4,210,724	5,738,800	463,037	12
N/A	N/A	$8.70	$10.78	$8.73	$9.09

$1,272,741	$10,659,247	$1,614,647,630	$719,496,424	$9,938,143	$81,476,532
—	—	12,202,165	30,714,820	—	—
1,824	7,620	—	63,753	—	—

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2019 (Unaudited)

	Brandes International Equity Fund	Brandes Global Equity Fund
INVESTMENT INCOME
Income
Dividend income	$9,167,002	$779,775
Less: Foreign taxes withheld	(735,165)	(37,857)
Interest income	197,368	5,312
Income from securities lending	102,242	4,685

Total Income	8,731,447	751,915

Expenses
Advisory fees (Note 3)	2,928,827	223,006
Custody fees	40,124	4,128
Administration fees (Note 3)	87,188	13,804
Insurance expense	7,269	728
Legal fees	15,662	1,538
Printing fees	19,896	2,822
Miscellaneous	12,627	2,655
Registration expense	45,490	22,984
Trustee fees	36,748	4,288
Transfer agent fees	71,500	24,564
12b-1 Fees – Class A	43,511	3,188
12b-1 Fees – Class C	63,694	5,469
Shareholder Service Fees – Class C	21,231	1,823
Sub-Transfer Agency Fees – Class I	163,459	12,936
Accounting fees	39,964	28,940
Auditing fees	22,858	19,854
Organizational Costs	—	—

Total expenses	3,620,048	372,727
Expenses waived	(12,041)	(83,490)
Expenses recouped	—	—

Total net expenses	3,608,007	289,237

Net investment income	5,123,440	462,678

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	12,400,366	(794,873)
Affiliated investments	—	—
Foreign currency transactions	(35,828)	(10,440)

Net realized gain (loss)	12,364,538	(805,313)

Net change in unrealized appreciation (depreciation) on:
Investments	(57,840,582)	(3,501,839)
Foreign currency transactions	988	(1,717)

Net unrealized depreciation	(57,839,594)	(3,503,556)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(45,475,056)	(4,308,869)

Net increase (decrease) in net assets resulting from operations	$(40,351,616)	$(3,846,191)

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

STATEMENTS OF OPERATIONS — For the Six Months Ended March 31, 2019 (continued)

Brandes Global Equity Income Fund	Brandes Global Opportunities Value Fund	Brandes Emerging Markets Value Fund	Brandes International Small Cap Equity Fund	Brandes Small Cap Value Fund	Brandes Core Plus Fixed Income Fund

$23,101	$265,594	$17,812,400	$6,665,157	$69,754	$—
(1,387)	(22,147)	(2,219,556)	(725,936)	(2,641)	—
—	1,331	134,497	201,803	13,371	1,490,549
—	—	—	55,916	—	—

21,714	244,778	15,727,341	6,196,940	80,484	1,490,549

5,229	95,026	6,764,107	3,814,585	32,244	148,616
1,004	4,120	372,892	104,342	1,002	6,258
6,660	10,200	172,452	128,724	7,622	16,834
—	272	15,648	13,354	90	994
—	628	37,574	32,920	374	2,358
1,369	2,182	55,906	36,434	2,014	3,812
1,286	1,556	26,766	26,114	732	2,314
3,710	28,796	50,604	38,964	12,734	29,156
834	2,332	78,940	62,862	1,072	5,676
22,568	23,538	171,250	111,632	22,750	25,832
38	1,130	314,884	86,604	31	2,335
19	832	79,510	42,309	N/A	N/A
6	277	26,503	14,103	N/A	N/A
318	4,720	279,142	164,458	1,249	20,764
28,134	30,322	45,428	43,030	25,260	29,812
17,304	18,390	21,668	20,394	17,010	20,120
—	—	—	—	15,691	—

88,479	224,321	8,513,274	4,740,829	139,875	314,881
(81,880)	(107,050)	(175,367)	(60,862)	(102,161)	(100,703)
—	—	17,775	—	—	—

6,599	117,271	8,355,682	4,679,967	37,714	214,178

15,115	127,507	7,371,659	1,516,973	42,770	1,276,371

12,545	(2,683,130)	6,942,745	(102,163,116)	(48,481)	(791,452)
—	—	—	—	—	—
14	(12,518)	(235,475)	845	—	—

12,559	(2,695,648)	6,707,270	(102,162,271)	(48,481)	(791,452)

(55,853)	414,758	13,186,703	13,772,917	(847,278)	2,109,703
180	1,104	(68,714)	5,039	—	—

(55,673)	415,862	13,117,989	13,777,956	(847,278)	2,109,703

(43,114)	(2,279,786)	19,825,259	(88,384,315)	(895,759)	1,318,251

$(27,999)	$(2,152,279)	$27,196,918	$(86,867,342)	$(852,989)	$2,594,622

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS

	Brandes International Equity Fund		Brandes Global Equity Fund
	Six Months Ended March 31, 2019	Year ended September 30, 2018(1)	Six Months Ended March 31, 2019	Year ended September 30, 2018(2)
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$5,123,440	$14,011,486	$462,678	$1,348,817
Net realized gain (loss) on:
Investments	12,400,366	25,391,080	(794,873)	2,874,455
Foreign currency transactions	(35,828)	(210,171)	(10,440)	(10,426)
Net unrealized appreciation (depreciation) on:
Investments	(57,840,582)	(17,141,192)	(3,501,839)	(732,898)
Foreign currency transactions	988	(41,489)	(1,717)	(281)

Net increase (decrease) in net assets resulting from operations	(40,351,616)	22,009,714	(3,846,191)	3,479,667

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(473,856)	(569,062)	(152,514)	(195,704)
Class C	(197,585)	(240,746)	(77,599)	(48,710)
Class I	(9,147,549)	(10,567,066)	(3,105,899)	(2,487,609)
Class R6	(403,727)	(440,184)	N/A	N/A

Decrease in net assets from distributions	(10,222,717)	(11,817,058)	(3,336,012)	(2,732,023)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	261,834,458	280,183,460	5,204,041	5,255,435
Net asset value of shares issued on reinvestment of distributions	9,614,754	11,008,451	3,304,635	2,710,260
Cost of shares redeemed	(162,669,957)	(169,897,059)	(21,953,055)	(10,290,630)

Net increase (decrease) in net assets from capital share transactions	108,779,255	121,294,852	(13,444,379)	(2,324,935)

Total increase (decrease) in net assets	58,204,922	131,487,508	(20,626,582)	(1,577,291)

NET ASSETS
Beginning of the Period	742,538,841	611,051,333	67,612,783	69,190,074

End of the Period	$800,743,763	$742,538,841	$46,986,201	$67,612,783

(1)

Distributions to shareholders includes net investment income distributions of $569,062, $240,746, $10,567,066 and $440,184 for the A, C, I and R6 classes, respectively. End of period net assets includes accumulated undistributed net investment income of $1,537,706.

(2)

Distributions to shareholders includes net investment income distributions of $72,745, $15,982 and $1,223,998, and net realized gains distributions of $122,959, $32,728 and $1,263,611 for the A, C and I classes, respectively. End of period net assets includes accumulated undistributed net investment loss of $62,335.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Brandes Global Equity Income Fund		Brandes Global Opportunities Value Fund
	Six Months Ended March 31, 2019	Year ended September 30, 2018(1)	Six Months Ended March 31, 2019	Year ended September 30, 2018(2)
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$15,115	$31,967	$127,507	$573,397
Net realized gain (loss) on:
Investments	12,545	53,581	(2,683,130)	1,518,371
Foreign currency transactions	14	(260)	(12,518)	(1,341)
Net unrealized appreciation (depreciation) on:
Investments	(55,853)	(48,419)	414,758	(3,226,983)
Foreign currency transactions	180	(171)	1,104	(1,895)

Net increase (decrease) in net assets resulting from operations	(27,999)	36,698	(2,152,279)	(1,138,451)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(1,297)	(685)	(61,728)	(70,029)
Class C	(194)	(21)	(15,251)	(6,750)
Class I	(56,470)	(64,304)	(1,755,309)	(966,526)

Decrease in net assets from distributions	(57,961)	(65,010)	(1,832,288)	(1,043,305)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,500	339,640	823,712	4,818,934
Net asset value of shares issued on reinvestment of distributions	56,669	62,888	1,792,125	1,010,828
Cost of shares redeemed	(47,765)	(28,697)	(18,411,506)	(5,250,648)

Net increase (decrease) in net assets from capital share transactions	31,404	373,831	(15,795,669)	579,114

Total increase (decrease) in net assets	(54,556)	345,519	(19,780,236)	(1,602,642)

NET ASSETS
Beginning of the Period	1,388,233	1,042,714	30,040,221	31,642,863

End of the Period	$1,333,677	$1,388,233	$10,259,985	$30,040,221

(1)

Distributions to shareholders includes net investment income distributions of $681, $17 and $30,179, and net realized gains distributions of $4, $4 and $34,125 for the A, C and I classes, respectively. End of period net assets includes accumulated undistributed net investment income of $953.

(2)

Distributions to shareholders includes net investment income distributions of $47,970, $4,499 and $719,259, and net realized gains distributions of $22,059, $2,251 and $247,267 for the A, C and I classes, respectively. End of period net assets includes accumulated undistributed net investment loss of $40,684.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Brandes Emerging Markets Value Fund		Brandes International Small Cap Equity Fund
	Six Months Ended March 31, 2019	Year ended September 30, 2018(1)	Six Months Ended March 31, 2019	Year ended September 30, 2018(2)
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$7,371,659	$31,671,556	$1,516,973	$18,413,109
Net realized gain (loss) on:
Investments	6,942,745	101,866,689	(102,163,116)	76,959,441
Foreign currency transactions	(235,475)	(2,992,329)	845	(807,207)
Net unrealized appreciation (depreciation) on:
Investments	13,186,703	(297,507,481)	13,772,917	(212,419,367)
Foreign currency transactions	(68,714)	31,294	5,039	166,032

Net increase (decrease) in net assets resulting from operations	27,196,918	(166,930,271)	(86,867,342)	(117,687,992)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(801,531)	(4,492,509)	(2,451,868)	(11,119,388)
Class C	(22,136)	(224,759)	(381,674)	(1,848,988)
Class I	(4,630,709)	(23,654,042)	(20,776,555)	(109,207,423)
Class R6	(155,257)	(1,345,870)	(2,272,824)	(5,700,213)

Decrease in net assets from distributions	(5,609,633)	(29,717,180)	(25,882,921)	(127,876,012)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	310,136,115	532,236,709	129,843,752	400,890,576
Net asset value of shares issued on reinvestment of distributions	5,082,996	26,393,702	24,616,866	123,508,821
Cost of shares redeemed	(343,986,917)	(640,989,583)	(510,039,784)	(971,216,787)

Net decrease in net assets from capital share transactions	(28,767,806)	(82,359,172)	(355,579,166)	(446,817,390)

Total decrease in net assets	(7,180,521)	(279,006,623)	(468,329,429)	(692,381,394)

NET ASSETS
Beginning of the Period	1,477,308,025	1,756,314,648	1,131,728,306	1,824,109,700

End of the Period	$1,470,127,504	$1,477,308,025	$663,398,877	$1,131,728,306

(1)

Distributions to shareholders includes net investment income distributions of $4,492,509, $224,759, $23,654,042 and $1,345,870 for the A, C, I and R6 classes, respectively. End of period net assets includes accumulated undistributed net investment loss of $10,547,353.

(2)

Distributions to shareholders includes net investment income distributions of $5,950,910, $957,993, $60,072,418 and $3,193,839, and net realized gains distributions of $5,168,478, $890,995, $49,135,005 and $2,506,374 for the A, C, I and R6 classes, respectively. End of period net assets includes accumulated undistributed net investment loss of $11,039,962.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Brandes Small Cap Value Fund		Brandes Core Plus Fixed Income Fund
	Six Months Ended March 31, 2019	Period ended September 30, 2018(1)(2)	Six Months Ended March 31, 2019	Year ended September 30, 2018(3)
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,770	$39,189	$1,276,371	$2,720,051
Net realized gain (loss) on:
Investments	(48,481)	500,680	(791,452)	(734,191)
Foreign currency transactions	—	—	—	—
Net unrealized appreciation (depreciation) on:
Investments	(847,278)	(90,460)	2,109,703	(2,975,754)
Foreign currency transactions	—	—	—	—

Net increase (decrease) in net assets resulting from operations	(852,989)	449,409	2,594,622	(989,894)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders
Class A	(1,842)	(166)	(26,433)	(64,040)
Class I	(393,339)	(20,004)	(1,256,491)	(2,657,099)
Class R6	(333,613)	(19,482)	(2)	(4)

Decrease in net assets from distributions	(728,794)	(39,652)	(1,282,926)	(2,721,143)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	1,813,264	6,741,707	34,243,797
Proceeds from Transfer in-kind (Note 10)	—	8,132,782	—	—
Net asset value of shares issued on reinvestment of distributions	728,795	39,652	1,250,360	2,679,959
Cost of shares redeemed	(432,369)	(65,620)	(19,265,928)	(42,896,480)

Net increase (decrease) in net assets from capital share transactions	296,426	9,920,078	(11,273,861)	(5,972,724)

Total increase (decrease) in net assets	(1,285,357)	10,329,835	(9,962,165)	(9,683,761)

NET ASSETS
Beginning of the Period	10,329,835	—	91,502,923	101,186,684

End of the Period	$9,044,478	$10,329,835	$81,540,758	$91,502,923

(1)	Commenced operations on January 2, 2018.
(2)

Distributions to shareholders includes net investment income distributions of $166, $20,004 and $19,482 for the A, I and R6 classes, respectively. End of period net assets includes accumulated undistributed net investment income of $2,480.

(3)

Distributions to shareholders includes net investment income distributions of $64,040, $2,657,099 and $4 for the A, I and R6 classes, respectively. End of period net assets includes accumulated undistributed net investment income of $19,107.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income
Brandes International Equity Fund
Class A
3/31/2019 (Unaudited)	$17.71	0.10	(1.01)	(0.91)	(0.22)
9/30/2018	$17.48	0.36	0.17	0.53	(0.30)
9/30/2017	$15.70	0.29	2.03	2.32	(0.54)
9/30/2016	$14.90	0.35	0.81	1.16	(0.36)
9/30/2015	$16.58	0.35	(1.73)	(1.38)	(0.30)
9/30/2014	$16.03	0.33	0.56	0.89	(0.34)
Class C
3/31/2019 (Unaudited)	$17.47	0.04	(1.01)	(0.97)	(0.19)
9/30/2018	$17.30	0.22	0.18	0.40	(0.23)
9/30/2017	$15.58	0.17	2.00	2.17	(0.45)
9/30/2016	$14.79	0.23	0.81	1.04	(0.25)
9/30/2015	$16.48	0.24	(1.73)	(1.49)	(0.20)
9/30/2014	$15.98	0.20	0.55	0.75	(0.25)
Class I
3/31/2019 (Unaudited)	$17.76	0.12	(1.02)	(0.90)	(0.23)
9/30/2018	$17.52	0.40	0.16	0.56	(0.32)
9/30/2017	$15.72	0.33	2.04	2.37	(0.57)
9/30/2016	$14.92	0.38	0.81	1.19	(0.39)
9/30/2015	$16.60	0.35	(1.70)	(1.35)	(0.33)
9/30/2014	$16.05	0.36	0.56	0.92	(0.37)
Class R
6 3/31/2019 (Unaudited)	$17.83	0.13	(1.03)	(0.90)	(0.23)
9/30/2018	$17.56	0.42	0.18	0.60	(0.33)
9/30/2017	$15.74	0.35	2.04	2.39	(0.57)
2/1/2016(3) – 9/30/2016	$14.41	0.27	1.39	1.66	(0.33)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)	Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$16.58	-5.10	%(1)	$36.2	1.16	%(2)	1.22	%(2)	1.16	%(2)	1.22	%(2)	6.71	%(1)
$17.71	3.02%		$34.9	1.16%		2.00%		1.16%		2.00%		20.37%
$17.48	15.07%		$31.5	1.18	%(8)	1.77%		1.18	%(8)	1.77%		33.82%
$15.70	7.90%		$14.3	1.18%		2.30%		1.18%		2.30%		17.60%
$14.90	-8.47%		$13.1	1.18%		2.08%		1.18%		2.08%		27.50%
$16.58	5.47%		$9.0	1.19%		1.92%		1.18%		1.93%		39.53%

$16.31	-5.51	%(1)	$17.0	1.91	%(2)	0.47	%(2)	1.91	%(2)	0.47	%(2)	6.71	%(1)
$17.47	2.31%		$18.3	1.91%		1.25%		1.91%		1.25%		20.37%
$17.30	14.19%		$17.9	1.93	%(8)	1.01%		1.93	%(8)	1.01%		33.82%
$15.58	7.10%		$13.1	1.93%		1.55%		1.93%		1.55%		17.60%
$14.79	-9.14%		$12.0	1.93%		1.43%		1.93%		1.43%		27.50%
$16.48	4.64%		$4.3	1.93%		1.19%		1.93%		1.19%		39.53%

$16.63	-5.03	%(1)	$713.6	0.96	%(2)	1.43	%(2)	0.96	%(2)	1.43	%(2)	6.71	%(1)
$17.76	3.23%		$664.7	0.96%		2.20%		0.96%		2.20%		20.37%
$17.52	15.33%		$523.1	0.98	%(8)	1.96%		0.98	%(8)	1.96%		33.82%
$15.72	8.10%		$648.3	1.00%		2.48%		0.98%		2.50%		17.60%
$14.92	-8.30%		$562.5	1.00%		2.10%		0.98%		2.12%		27.50%
$16.60	5.61%		$521.9	1.00%		2.12%		0.99%		2.13%		39.53%

$16.70	-4.99	%(1)	$33.9	0.82	%(2)	1.57	%(2)	0.91	%(2)	1.48	%(2)	6.71	%(1)
$17.83	3.44%		$24.6	0.82%		2.34%		0.91%		2.25%		20.37%
$17.56	15.48%		$38.5	0.83	%(8)	2.12%		0.93	%(8)	2.02%		33.82%
$15.74	11.60	%(7)	$27.7	0.82	%(2)	2.67	%(2)	0.93	%(2)	2.56	%(2)	17.60	%(1)

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Global Equity Fund
Class A
3/31/2019 (Unaudited)	$24.61	0.16	(1.53)	(1.37)	(0.17)	(1.05)
9/30/2018	$24.42	0.43	0.69	1.12	(0.42)	(0.51)
9/30/2017	$21.21	0.34	3.28	3.62	(0.41)	—
9/30/2016	$21.85	0.40	0.67	1.07	(0.42)	(1.29)
9/30/2015	$25.43	0.27	(1.90)	(1.63)	(0.33)	(1.62)
9/30/2014	$24.20	0.43	2.00	2.43	(0.44)	(0.76)
Class C
3/31/2019 (Unaudited)	$24.45	0.08	(1.51)	(1.43)	(0.10)	(1.05)
9/30/2018	$24.28	0.24	0.69	0.93	(0.25)	(0.51)
9/30/2017	$21.09	0.18	3.25	3.43	(0.24)	—
9/30/2016	$21.73	0.25	0.66	0.91	(0.26)	(1.29)
9/30/2015	$25.31	0.16	(1.92)	(1.76)	(0.20)	(1.62)
9/30/2014	$24.14	0.24	1.99	2.23	(0.30)	(0.76)
Class I
3/31/2019 (Unaudited)	$24.77	0.19	(1.53)	(1.34)	(0.20)	(1.05)
9/30/2018	$24.57	0.49	0.70	1.19	(0.48)	(0.51)
9/30/2017	$21.33	0.41	3.30	3.71	(0.47)	—
9/30/2016	$21.95	0.46	0.67	1.13	(0.46)	(1.29)
9/30/2015	$25.52	0.39	(1.97)	(1.58)	(0.37)	(1.62)
9/30/2014	$24.26	0.50	2.00	2.50	(0.48)	(0.76)

(1)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(4)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(3)		Net assets, end of period (millions)	Ratio of net expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$22.02	-5.35	%(1)	$1.7	1.25	%(2)	1.44	%(2)	1.50	%(2)	1.19	%(2)	9.13	%(1)
$24.61	4.68%		$3.4	1.25%		1.72%		1.40%		1.57%		8.89%
$24.42	17.20%		$5.8	1.26	%(4)	1.52%		1.45	%(4)	1.33%		17.42%
$21.21	5.01%		$4.6	1.25%		1.95%		1.58%		1.62%		15.68%
$21.85	-6.99%		$1.8	1.25%		1.15%		1.66%		0.74%		25.06%
$25.43	10.18%		$1.2	1.25%		1.67%		1.71%		1.21%		30.33%

$21.87	-5.68	%(1)	$1.4	2.00	%(2)	0.70	%(2)	2.26	%(2)	0.44	%(2)	9.13	%(1)
$24.45	3.88%		$1.6	2.00%		0.97%		2.15%		0.82%		8.89%
$24.28	16.31%		$1.7	2.01	%(4)	0.77%		2.21	%(4)	0.57%		17.42%
$21.09	4.20%		$2.0	2.00%		1.20%		2.32%		0.88%		15.68%
$21.73	-7.62%		$2.4	2.00%		0.66%		2.42%		0.24%		25.06%
$25.31	9.34%		$1.1	2.00%		0.92%		2.46%		0.46%		30.33%

$22.18	-5.20	%(1)	$43.9	1.00	%(2)	1.70	%(2)	1.30	%(2)	1.40	%(2)	9.13	%(1)
$24.77	4.95%		$62.6	1.00%		1.97%		1.20%		1.77%		8.89%
$24.57	17.48%		$61.7	1.01	%(4)	1.77%		1.26	%(4)	1.52%		17.42%
$21.33	5.26%		$47.3	1.00%		2.20%		1.38%		1.82%		15.68%
$21.95	-6.75%		$46.0	1.00%		1.61%		1.47%		1.14%		25.06%
$25.52	10.46%		$45.9	1.00%		1.93%		1.53%		1.40%		30.33%

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Global Equity Income Fund
Class A
3/31/2019 (Unaudited)	$12.12	0.12	(0.39)	(0.27)	(0.12)	(0.36)
9/30/2018	$12.46	0.30	0.02	0.32	(0.26)	(0.40)
9/30/2017	$10.79	0.24	1.73	1.97	(0.04)	(0.26)
9/30/2016	$9.62	0.28	1.35	1.63	(0.26)	(0.20)
12/31/2014(3) – 9/30/2015	$10.00	0.23	(0.46)	(0.23)	(0.15)	—
Class C
3/31/2019 (Unaudited)	$11.69	0.07	(0.37)	(0.30)	(0.08)	(0.36)
9/30/2018	$11.97	0.20	0.11	0.31	(0.19)	(0.40)
9/30/2017	$10.72	0.16	1.50	1.66	(0.15)	(0.26)
9/30/2016	$9.60	0.20	1.31	1.51	(0.19)	(0.20)
12/31/2014(3) – 9/30/2015	$10.00	0.23	(0.52)	(0.29)	(0.11)	—
Class I
3/31/2019 (Unaudited)	$11.57	0.13	(0.38)	(0.25)	(0.13)	(0.36)
9/30/2018	$11.87	0.32	0.06	0.38	(0.28)	(0.40)
9/30/2017	$10.68	0.27	1.45	1.72	(0.27)	(0.26)
9/30/2016	$9.57	0.29	1.30	1.59	(0.28)	(0.20)
12/31/2014(3) – 9/30/2015	$10.00	0.23	(0.45)	(0.22)	(0.21)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Amount is less than $50,000.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)		Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$11.37	-2.03	%(1)	$—	(8)	1.25	%(2)	2.07	%(2)	13.72	%(2)	(10.40	)%(2)	5.55	%(1)
$12.12	2.66%		$—	(8)	1.25%		2.47%		13.81%		(10.09)%		16.42%
$12.46	18.81%		$—	(8)	1.27	%(9)	2.17%		18.00	%(9)	(14.56)%		12.97%
$10.79	17.35%		$—	(8)	1.25%		2.67%		20.41%		(16.49)%		22.38%
$9.62	-2.44	%(7)	$—	(8)	1.25	%(2)	2.90	%(2)	570.42	%(2)	(566.27	)%(2)	16.78	%(1)

$10.95	-2.37	%(1)	$—	(8)	2.00	%(2)	1.30	%(2)	14.47	%(2)	(11.17	)%(2)	5.55	%(1)
$11.69	2.64%		$—	(8)	2.00%		1.68%		15.76%		(12.08)%		16.42%
$11.97	16.01%		$—	(8)	2.00	%(9)	1.44%		17.88	%(9)	(14.44)%		12.97%
$10.72	16.01%		$—	(8)	2.00%		1.91%		21.51%		(17.60)%		22.38%
$9.60	-2.99	%(7)	$—	(8)	2.00	%(2)	2.90	%(2)	572.75	%(2)	(567.85	)%(2)	16.78	%(1)

$10.83	-1.93	%(1)	$1.3		1.00	%(2)	2.32	%(2)	13.53	%(2)	(10.21	)%(2)	5.55	%(1)
$11.57	3.33%		$1.4		1.00%		2.70%		14.47%		(10.77)%		16.42%
$11.87	16.71%		$1.0		1.00	%(9)	2.45%		16.88	%(9)	(13.43)%		12.97%
$10.68	16.98%		$0.9		1.00%		2.91%		24.04%		(20.13)%		22.38%
$9.57	-2.36	%(7)	$0.6		1.00	%(2)	2.90	%(2)	37.61	%(2)	(33.71	)%(2)	16.78	%(1)

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Global Opportunities Value Fund
Class A
3/31/2019 (Unaudited)	$10.96	0.06	(0.82)	(0.76)	(0.12)	(0.62)
9/30/2018	$11.70	0.17	(0.57)	(0.40)	(0.24)	(0.10)
9/30/2017	$10.17	0.15	1.53	1.68	(0.15)	—
9/30/2016	$9.36	0.15	0.96	1.11	(0.21)	(0.09)
12/31/2014(3) – 9/30/2015	$10.00	0.12	(0.68)	(0.56)	(0.08)	—
Class C
3/31/2019 (Unaudited)	$10.92	0.01	(0.81)	(0.80)	(0.08)	(0.62)
9/30/2018	$11.67	0.09	(0.58)	(0.49)	(0.16)	(0.10)
9/30/2017	$10.15	0.07	1.53	1.60	(0.08)	—
9/30/2016	$9.33	0.07	0.98	1.05	(0.14)	(0.09)
12/31/2014(3) – 9/30/2015	$10.00	0.12	(0.75)	(0.63)	(0.04)	—
Class I
3/31/2019 (Unaudited)	$10.94	0.06	(0.86)	(0.80)	(0.08)	(0.62)
9/30/2018	$11.68	0.20	(0.57)	(0.37)	(0.27)	(0.10)
9/30/2017	$10.15	0.19	1.52	1.71	(0.18)	—
9/30/2016	$9.33	0.17	0.97	1.14	(0.23)	(0.09)
12/31/2014(3) – 9/30/2015	$10.00	0.12	(0.71)	(0.59)	(0.08)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Amount is less than $50,000.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)		Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$9.46	-6.79	%(1)	$0.7		1.40	%(2)	1.05	%(2)	2.52	%(2)	(0.07	)%(2)	7.77	%(1)
$10.96	-3.51%		$1.5		1.40%		1.50%		1.88%		1.02%		29.12%
$11.70	16.66%		$2.8		1.40	%(9)	1.36%		2.43	%(9)	0.33%		11.49%
$10.17	12.13%		$0.6		1.40%		1.53%		4.57%		(1.64)%		71.20%
$9.36	-5.66	%(7)	$0.3		1.40	%(2)	1.29	%(2)	9.85	%(2)	(7.16	)%(2)	15.12	%(1)

$9.42	-7.14	%(1)	$0.2		2.15	%(2)	0.31	%(2)	3.39	%(2)	(0.93	)%(2)	7.77	%(1)
$10.92	-4.29%		$0.3		2.15%		0.75%		2.64%		0.26%		29.12%
$11.67	15.80%		$0.2		2.15	%(9)	0.62%		3.16	%(9)	(0.39)%		11.49%
$10.15	11.42%		$—	(8)	2.15%		0.78%		5.32%		(2.39)%		71.20%
$9.33	-6.33	%(7)	$—	(8)	2.15	%(2)	1.86	%(2)	13.79	%(2)	(9.78	)%(2)	15.12	%(1)

$9.44	-6.68	%(1)	$9.4		1.15	%(2)	1.30	%(2)	2.22	%(2)	0.23	%(2)	7.77	%(1)
$10.94	-3.28%		$28.2		1.15%		1.75%		1.69%		1.21%		29.12%
$11.68	16.91%		$28.6		1.15	%(9)	1.62%		2.05	%(9)	0.72%		11.49%
$10.15	12.45%		$5.1		1.15%		1.78%		4.25%		(1.32)%		71.20%
$9.33	-5.92	%(7)	$3.0		1.15	%(2)	1.55	%(2)	11.77	%(2)	(9.07	)%(2)	15.12	%(1)

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(5)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Emerging Markets Value Fund
Class A
3/31/2019 (Unaudited)	$8.46	0.04		0.16	0.20	(0.03)	—
9/30/2018	$9.47	0.15		(1.01)	(0.86)	(0.15)	—
9/30/2017	$7.91	0.10		1.60	1.70	(0.14)	—
9/30/2016	$6.19	0.12		1.69	1.81	(0.09)	—
9/30/2015	$9.56	0.11		(3.12)	(3.01)	(0.13)	(0.23)
9/30/2014	$9.23	0.11		0.53	0.64	(0.10)	(0.21)
Class C
3/31/2019 (Unaudited)	$8.44	0.00	(10)	0.16	0.16	(0.01)	—
9/30/2018	$9.43	0.08		(0.99)	(0.91)	(0.08)	—
9/30/2017	$7.86	0.05		1.58	1.63	(0.06)	—
9/30/2016	$6.15	0.07		1.67	1.74	(0.03)	—
9/30/2015	$9.51	0.05		(3.10)	(3.05)	(0.08)	(0.23)
9/30/2014	$9.19	0.03		0.54	0.57	(0.04)	(0.21)
Class I
3/31/2019 (Unaudited)	$8.50	0.05		0.17	0.22	(0.04)	—
9/30/2018	$9.51	0.17		(1.01)	(0.84)	(0.17)	—
9/30/2017	$7.94	0.13		1.60	1.73	(0.16)	—
9/30/2016	$6.21	0.14		1.70	1.84	(0.11)	—
9/30/2015	$9.58	0.13		(3.12)	(2.99)	(0.15)	(0.23)
9/30/2014	$9.24	0.13		0.54	0.67	(0.12)	(0.21)
Class R6
3/31/2019 (Unaudited)	$8.53	0.05		0.16	0.21	(0.04)	—
9/30/2018	$9.53	0.19		(1.02)	(0.83)	(0.17)	—
9/30/2017	$7.93	0.15		1.62	1.77	(0.17)	—
7/11/2016(3) – 9/30/2016	$7.54	0.04		0.38	0.42	(0.03)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Amount is less than $50,000.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.
(10)	Amount is less than $0.01 per share.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)		Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$8.63	2.33	%(1)	$260.1		1.36	%(2)	0.85	%(2)	1.35	%(2)	0.86	%(2)	14.24	%(1)
$8.46	-9.14%		$258.8		1.37%		1.62%		1.34%		1.65%		37.66%
$9.47	21.78%		$319.2		1.42	%(9)	1.27%		1.40	%(9)	1.29%		23.67%
$7.91	29.38%		$305.0		1.37%		1.74%		1.39%		1.72%		26.48%
$6.19	-32.32%		$295.6		1.37%		1.46%		1.40%		1.43%		35.02%
$9.56	7.09%		$266.9		1.37%		1.10%		1.37%		1.10%		22.54%

$8.59	1.89	%(1)	$20.5		2.10	%(2)	0.11	%(2)	2.10	%(2)	0.11	%(2)	14.24	%(1)
$8.44	-9.70%		$22.8		2.10%		0.89%		2.09%		0.90%		37.66%
$9.43	20.83%		$28.2		2.17	%(9)	0.52%		2.14	%(9)	0.55%		23.67%
$7.86	28.38%		$22.4		2.12%		0.99%		2.14%		0.97%		26.48%
$6.15	-32.83%		$18.4		2.12%		0.62%		2.14%		0.60%		35.02%
$9.51	6.38%		$25.3		2.12%		0.35%		2.13%		0.34%		22.54%

$8.68	2.54	%(1)	$1,152.8		1.12	%(2)	1.09	%(2)	1.15	%(2)	1.06	%(2)	14.24	%(1)
$8.50	-8.91%		$1,162.1		1.12%		1.88%		1.14%		1.86%		37.66%
$9.51	22.07%		$1,311.5		1.17	%(9)	1.51%		1.20	%(9)	1.48%		23.67%
$7.94	29.70%		$829.0		1.12%		1.99%		1.19%		1.92%		26.48%
$6.21	-32.13%		$725.1		1.12%		1.58%		1.19%		1.51%		35.02%
$9.58	7.41%		$1,144.3		1.12%		1.34%		1.18%		1.28%		22.54%

$8.70	2.44	%(1)	$36.7		0.97	%(2)	1.24	%(2)	1.10	%(2)	1.11	%(2)	14.24	%(1)
$8.53	-8.74%		$33.6		0.97%		2.02%		1.08%		1.91%		37.66%
$9.53	22.53%		$97.4		1.02	%(9)	1.68%		1.17	%(9)	1.53%		23.67%
$7.93	5.59	%(7)	$—	(8)	0.97	%(2)	2.14	%(2)	1.14	%(2)	1.97	%(2)	26.48	%(1)

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income (loss)(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes International Small Cap Equity Fund
Class A
3/31/2019 (Unaudited)	$12.10	0.01	(0.99)	(0.98)	(0.27)	(0.13)
9/30/2018	$14.30	0.14	(1.32)	(1.18)	(0.54)	(0.48)
9/30/2017	$13.46	0.14	1.32	1.46	(0.34)	(0.28)
9/30/2016	$12.58	0.09	1.22	1.31	(0.23)	(0.20)
9/30/2015	$13.55	0.04	(0.43)	(0.39)	(0.17)	(0.41)
9/30/2014	$13.72	0.06	1.02	1.08	(0.36)	(0.89)
Class C
3/31/2019 (Unaudited)	$11.81	(0.03)	(0.97)	(1.00)	(0.25)	(0.13)
9/30/2018	$14.03	0.04	(1.28)	(1.24)	(0.50)	(0.48)
9/30/2017	$13.24	0.04	1.30	1.34	(0.27)	(0.28)
9/30/2016	$12.42	0.00 (9)	1.19	1.19	(0.17)	(0.20)
9/30/2015	$13.45	(0.04)	(0.44)	(0.48)	(0.14)	(0.41)
9/30/2014	$13.68	(0.04)	1.02	0.98	(0.32)	(0.89)
Class I
3/31/2019 (Unaudited)	$12.14	0.01	(0.99)	(0.98)	(0.27)	(0.13)
9/30/2018	$14.35	0.17	(1.32)	(1.15)	(0.58)	(0.48)
9/30/2017	$13.50	0.17	1.32	1.49	(0.36)	(0.28)
9/30/2016	$12.61	0.12	1.22	1.34	(0.25)	(0.20)
9/30/2015	$13.58	0.08	(0.44)	(0.36)	(0.20)	(0.41)
9/30/2014	$13.74	0.09	1.03	1.12	(0.39)	(0.89)
Class R6
3/31/2019 (Unaudited)	$12.15	0.03	(0.99)	(0.96)	(0.28)	(0.13)
9/30/2018	$14.36	0.18	(1.33)	(1.15)	(0.58)	(0.48)
9/30/2017	$13.50	0.18	1.33	1.51	(0.37)	(0.28)
6/27/2016(3) – 9/30/2016	$12.38	0.04	1.13	1.17	(0.05)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A or C shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.
(9)	Amount is less than $0.01 per share.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)	Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$10.72	-8.01	%(1)	$61.7	1.36	%(2)	0.19	%(2)	1.36	%(2)	0.19	%(2)	11.16	%(1)
$12.10	-8.88%		$80.9	1.30%		1.05%		1.30%		1.05%		21.97%
$14.30	11.29%		$176.9	1.30	%(8)	1.04%		1.30	%(8)	1.04%		21.37%
$13.46	10.60%		$121.1	1.32%		0.71%		1.31%		0.72%		21.00%
$12.58	-2.76%		$79.1	1.40%		0.35%		1.32%		0.43%		24.82%
$13.55	8.36%		$50.1	1.40%		0.42%		1.39%		0.43%		24.30%

$10.43	-8.39	%(1)	$9.6	2.11	%(2)	(0.56	)%(2)	2.11	%(2)	(0.56	)%(2)	11.16	%(1)
$11.81	-9.55%		$14.5	2.05%		0.30%		2.05%		0.30%		21.97%
$14.03	10.52%		$27.2	2.05	%(8)	0.29%		2.05	%(8)	0.29%		21.37%
$13.24	9.78%		$19.8	2.06%		(0.03)%		2.06%		(0.03)%		21.00%
$12.42	-3.49%		$15.1	2.07%		(0.34)%		2.07%		(0.34)%		24.82%
$13.45	7.60%		$12.3	2.14%		(0.32)%		2.14%		(0.32)%		24.30%

$10.76	-7.93	%(1)	$530.2	1.15	%(2)	0.40	%(2)	1.15	%(2)	0.40	%(2)	11.16	%(1)
$12.14	-8.70%		$963.8	1.10%		1.25%		1.10%		1.25%		21.97%
$14.35	11.54%		$1,543.9	1.10	%(8)	1.24%		1.10	%(8)	1.24%		21.37%
$13.50	10.85%		$1,212.4	1.13%		0.90%		1.11%		0.92%		21.00%
$12.61	-2.58%		$877.6	1.15%		0.59%		1.12%		0.62%		24.82%
$13.58	8.67%		$567.9	1.15%		0.67%		1.18%		0.64%		24.30%

$10.78	-7.83	%(1)	$61.9	1.00	%(2)	0.55	%(2)	1.11	%(2)	0.44	%(2)	11.16	%(1)
$12.15	-8.64%		$72.5	1.00%		1.35%		1.05%		1.30%		21.97%
$14.36	11.67%		$76.1	1.01	%(8)	1.33%		1.05	%(8)	1.29%		21.37%
$13.50	9.49	%(7)	$16.5	1.00	%(2)	1.03	%(2)	1.06	%(2)	0.97	%(2)	21.00	%(1)

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

	Net asset value, beginning of period	Net investment income(5)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Dividends from net investment income	Dividends from net realized gains
Brandes Small Cap Value Fund
Class A
3/31/2019 (Unaudited)	$10.27	0.03	(0.90)	(0.87)	(0.04)	(0.69)
1/2/2018(3) – 9/30/2018	$10.00	0.02	0.27	0.29	(0.02)	—
Class I
3/31/2019 (Unaudited)	$10.27	0.04	(0.89)	(0.85)	(0.05)	(0.69)
1/2/2018(3) – 9/30/2018	$10.00	0.04	0.27	0.31	(0.04)	—
Class R6
3/31/2019 (Unaudited)	$10.32	0.05	(0.90)	(0.85)	(0.05)	(0.69)
1/2/2018(3) – 9/30/2018	$10.00	0.05	0.31	0.36	(0.04)	—

Brandes Core Plus Fixed Income Fund
Class A
3/31/2019 (Unaudited)	$8.85	0.12	0.15	0.27	(0.12)	—
9/30/2018	$9.18	0.23	(0.33)	(0.10)	(0.23)	—
9/30/2017	$9.39	0.20	(0.18)	0.02	(0.21)	(0.02)
9/30/2016	$9.14	0.22	0.26	0.48	(0.22)	(0.01)
9/30/2015	$9.22	0.19	(0.02)	0.17	(0.20)	(0.05)
9/30/2014	$9.16	0.25	0.06	0.31	(0.24)	(0.01)
Class I
3/31/2019 (Unaudited)	$8.92	0.13	0.16	0.29	(0.13)	—
9/30/2018	$9.25	0.25	(0.33)	(0.08)	(0.25)	—
9/30/2017	$9.44	0.22	(0.16)	0.06	(0.23)	(0.02)
9/30/2016	$9.20	0.24	0.25	0.49	(0.24)	(0.01)
9/30/2015	$9.28	0.21	(0.02)	0.19	(0.22)	(0.05)
9/30/2014	$9.19	0.27	0.10	0.37	(0.27)	(0.01)
Class R6
3/31/2019 (Unaudited)	$8.93	0.09	0.23	0.32	(0.16)	—
10/10/2017(3) – 9/30/2018	$9.25	0.06	(0.06)	—	(0.32)	—

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares (see Note 7 of the Notes to Financial Statements).
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement. See Note 3 for more information.
(9)	Amount is less than $50,000.

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding for the period ended:

Net asset value, end of period	Total return(6)		Net assets, end of period (millions)		Ratio of net expenses to average net assets(4)		Ratio of net investment income to average net assets(4)		Ratio of expenses (prior to reimburse- ments) to average net assets		Ratio of net investment income (prior to reimburse- ments) to average net assets		Portfolio turnover rate

$8.67	-8.29	%(1)	$—	(9)	1.15	%(2)	0.58	%(2)	3.21	%(2)	(1.48	)%(2)	22.76	%(1)
$10.27	2.92	%(7)	$0.1		1.15	%(2)	0.28	%(2)	3.21	%(2)	(1.78	)%(2)	41.02	%(1)

$8.68	-8.13	%(1)	$5.0		0.90	%(2)	0.85	%(2)	3.06	%(2)	(1.31	)%(2)	22.76	%(1)
$10.27	3.09	%(7)	$5.4		0.90	%(2)	0.53	%(2)	3.67	%(2)	(2.24	)%(2)	41.02	%(1)

$8.73	-8.07	%(1)	$4.0		0.72	%(2)	1.03	%(2)	3.01	%(2)	(1.26	)%(2)	22.76	%(1)
$10.32	3.63	%(7)	$4.8		0.72	%(2)	0.71	%(2)	2.99	%(2)	(1.56	)%(2)	41.02	%(1)

$9.00	3.14	%(1)	$2.0		0.70	%(2)	2.82	%(2)	0.94	%(2)	2.58	%(2)	4.37	%(1)
$8.85	-1.08%		$1.8		0.70%		2.57%		0.87%		2.40%		47.73%
$9.18	0.28%		$3.3		0.71	%(8)	2.25%		0.85	%(8)	2.11%		35.10%
$9.39	5.32%		$2.0		0.70%		2.38%		0.93%		2.15%		35.88%
$9.14	1.78%		$2.1		0.70%		2.07%		1.06%		1.71%		11.24%
$9.22	3.52%		$2.1		0.70%		2.68%		1.33%		2.05%		18.63%

$9.08	3.34	%(1)	$79.5		0.50	%(2)	3.01	%(2)	0.74	%(2)	2.77	%(2)	4.37	%(1)
$8.92	-0.85%		$89.7		0.50%		2.78%		0.68%		2.60%		47.73%
$9.25	0.71%		$97.9		0.51	%(8)	2.45%		0.66	%(8)	2.30%		35.10%
$9.44	5.43%		$97.2		0.50%		2.58%		0.72%		2.36%		35.88%
$9.20	2.02%		$72.1		0.50%		2.26%		0.86%		1.90%		11.24%
$9.28	4.10%		$43.3		0.50%		2.88%		1.20%		2.18%		18.63%

$9.09	3.64	%(1)	$—	(9)	0.35	%(2)	1.99	%(2)	0.35	%(2)	1.99	%(2)	4.37	%(1)
$8.93	0.04	%(7)	$—	(9)	0.35	%(2)	0.69	%(2)	0.35	%(2)	0.69	%(2)	47.73%

The accompanying notes to financial statements are an integral part of these statements.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION

The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Global Equity Income Fund (the “Global Income Fund”), the Brandes Global Opportunities Value Fund (the “Global Opportunities Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”) and the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company.

The International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund began operations on January 2, 1997, October 6, 2008, December 31, 2014, December 31, 2014, January 31, 2011, February 1, 2012, January 2, 2018 and December 28, 2007, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.

The International Fund has four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund, the Global Income Fund and Global Opportunities Fund have three classes of shares: Class A, Class C and Class I. The Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Small Cap Value Fund and Core Plus Fund have three classes of shares: Class A, Class I and Class R6.

The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $1 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund, Global Income Fund and Global Opportunities Fund invest their assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

A.

Repurchase Agreements.  Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. If the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement with any other party, the investment advisor will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2019, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

B.

Foreign Currency Translation and Transactions.  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

C.

Delayed Delivery Securities.  The Funds may purchase securities on a when issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds did not have any open commitments on delayed delivery securities as of March 31, 2019.

D.

Participatory Notes.  The International, Global, Global Income, Global Opportunities, Emerging Markets, International Small Cap and Small Cap Value Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The investment advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the investment advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The investment advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as Moody’s, Fitch and S&P) of A.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds record counterparty credit risk valuation adjustments, if material, on the participatory notes in order to appropriately reflect the credit quality of the counterparty.

The International, Global, Global Income, Global Opportunities, International Small Cap and Small Cap Value Funds did not invest in any participatory notes at March 31, 2019. The Emerging Markets Fund invested in one participatory note with HSBC Bank Plc in which HSBC Bank Plc is an investment vehicle used to gain exposure to the underlying security of China South Publishing & Media Group Co. Ltd. China South Publishing & Media Group Co. Ltd. was held from the beginning of the fiscal year through the end of the period. The average monthly market value of this security was $14,623,693 during the period. As a result of the investment in the participatory note, the Emerging Markets Fund did not recognize a realized gain (loss). The market value of China South Publishing & Media Group Co. Ltd. on March 31, 2019 was $15,221,587 and can be found in the Emerging Market Fund’s Schedule of Investments.

E.

Investment Transactions, Dividends and Distributions.  Investment transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund’s investment income, expenses, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of the Fund’s shares based upon the relative net asset values of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Funds’ portfolios are allocated among the Funds based upon their relative net asset values or other appropriate allocation methods. The Funds amortize premiums and accrete discounts using the constant yield method.

F.

Concentration of Risk.  As of March 31, 2019, the International, Global, Global Income, Global Opportunities, Emerging Markets and International Small Cap Funds held significant portions of their assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the International, Global, Global Income, Global Opportunities, Emerging Markets and International Small Cap Funds’ net assets. The investment advisor monitors these off-balance sheet risks.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

G.

Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

H.

Securities Lending.  The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.

To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of March 31, 2019, the International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, Emerging Markets Fund, Small Cap Value Fund and Core Plus Fund did not have any securities on loan. The International Small Cap Fund had a market value of a security loaned of $1,516,541 and received non-cash collateral for the loan of $1,563,750. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedules of Investments or Statements of Assets and Liabilities.

I.

Indemnification Obligations.  Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

J.

Accounting for Uncertainty in Income Taxes.  Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Funds may be subject to a nondeductible excise

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Funds intend to distribute their net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Funds are those that are open for exam by taxing authorities (2015 through 2018). As of March 31, 2019 the Trust has no examinations in progress.

Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-ended September 30, 2018.

The Trust identifies its major tax jurisdictions as the U.S. Government and the State of California. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

K.

Fair Value Measurements.  The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

Level 2 — Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

L.

Security Valuation.  Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of March 31, 2019, the International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $616,170,423, $27,004,200, $749,526, $4,863,168, $673,688,789 and $325,804,004 that represent

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

76.95%, 57.47%, 56.20%, 47.40%, 45.83% and 49.11% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level inputs used, as of March 31, 2019, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$—	$69,260,636	$—	$69,260,636
Consumer Discretionary	—	100,008,453	—	100,008,453
Consumer Staples	19,696,592	54,679,973	—	74,376,565
Energy	—	48,723,522	—	48,723,522
Financials	—	137,490,923	—	137,490,923
Health Care	—	95,755,768	—	95,755,768
Industrials	14,227,065	53,678,182	—	67,905,247
Information Technology	8,622,091	23,255,876	—	31,877,967
Materials	12,159,644	25,167,852	—	37,327,496
Real Estate	20,635,696	—	—	20,635,696
Utilities	—	18,197,683	—	18,197,683

Total Common Stocks	75,341,088	626,218,868	—	701,559,956

Preferred Stocks
Communication Services	7,310,585	—	—	7,310,585
Energy	7,309,076	11,921,417	—	19,230,493

Total Preferred Stocks	14,619,661	11,921,417	—	26,541,078

Repurchase Agreements	—	62,304,599	—	62,304,599

Total Investments in Securities	$89,960,749	$700,444,884	$—	$790,405,633

Global Fund
Common Stocks
Communication Services	$—	$1,879,843	$—	$1,879,843
Consumer Discretionary	—	5,977,043	—	5,977,043
Consumer Staples	930,975	3,700,249	—	4,631,224
Energy	353,809	4,192,902	—	4,546,711
Financials	6,940,453	3,708,682	—	10,649,135
Health Care	6,258,993	3,427,044	—	9,686,037
Industrials	1,644,975	1,125,532	—	2,770,507
Information Technology	917,755	1,522,529	—	2,440,284
Materials	—	557,043	—	557,043
Real Estate	937,247	—	—	937,247
Utilities	—	1,242,753	—	1,242,753

Total Common Stocks	17,984,207	27,333,620	—	45,317,827

Preferred Stocks
Information Technology	—	138,680	—	138,680

Total Preferred Stocks	—	138,680	—	138,680

Repurchase Agreements	—	484,047	—	484,047

Total Investments in Securities	$17,984,207	$27,956,347	$—	$45,940,554

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Equity Income
Common Stocks
Communication Services	$44,584	$57,457	$—	$102,041
Consumer Discretionary	—	105,136	—	105,136
Consumer Staples	28,508	133,818	—	162,326
Energy	—	132,081	—	132,081
Financials	118,571	87,421	—	205,992
Health Care	143,161	98,376	—	241,537
Industrials	20,883	41,442	—	62,325
Information Technology	15,214	25,743	—	40,957
Real Estate	44,610	—	—	44,610
Utilities	31,567	44,485	—	76,052

Total Common Stocks	447,098	725,959	—	1,173,057

Preferred Stocks
Financials	98,901	—	—	98,901
Information Technology	—	23,567	—	23,567

Total Preferred Stocks	98,901	23,567	—	122,468

Total Investments in Securities	$545,999	$749,526	$—	$1,295,525

Global Opportunities Value
Common Stocks
Communication Services	$208,953	$865,256	$—	$1,074,209
Consumer Discretionary	170,406	1,189,743	—	1,360,149
Consumer Staples	663,301	726,058	—	1,389,359
Energy	315,951	244,480	—	560,431
Financials	732,393	793,215	—	1,525,608
Health Care	372,515	578,688	—	951,203
Industrials	873,497	103,292	—	976,789
Information Technology	221,393	250,604	—	471,997
Materials	107,713	—	—	107,713
Real Estate	752,950	93,977	—	846,927
Utilities	—	177,151	—	177,151

Total Common Stocks	4,419,072	5,022,464	—	9,441,536

Preferred Stocks
Consumer Discretionary	—	190,388	—	190,388
Consumer Staples	55,744	—	—	55,744
Energy	91,266	202,436	—	293,702
Health Care	93,578	—	—	93,578

Total Preferred Stocks	240,588	392,824	—	633,412

Repurchase Agreements	—	214,905	—	214,905

Total Investments in Securities	$4,659,660	$5,630,193	$—	$10,289,853

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund
Common Stocks
Communication Services	$73,068,020	$123,203,053	$—	$196,271,073
Consumer Discretionary	68,879,482	156,013,659	—	224,893,141
Consumer Staples	48,369,862	39,369,386	—	87,739,248
Energy	51,612,023	12,126,143	—	63,738,166
Financials	29,415,195	224,030,920	—	253,446,115
Health Care	9,782,776	28,340,175	—	38,122,951
Industrials	100,890,195	21,595,350	—	122,485,545
Information Technology	38,907,772	58,325,744	—	97,233,516
Materials	43,437,574	29,001,069	—	72,438,643
Real Estate	100,521,748	15,064,987	—	115,586,735
Utilities	18,099,377	16,869,249	—	34,968,626

Total Common Stocks	582,984,024	723,939,735	—	1,306,923,759

Preferred Stocks
Communication Services	16,734,063	—	—	16,734,063
Consumer Discretionary	—	25,261,861	—	25,261,861
Consumer Staples	27,103,039	—	—	27,103,039
Energy	24,816,649	20,036,772	—	44,853,421
Financials	7,754,749	—	—	7,754,749

Total Preferred Stocks	76,408,500	45,298,633	—	121,707,133

Participatory Note
Communication Services	—	15,221,587	—	15,221,587

Total Participatory Note	—	15,221,587	—	15,221,587

Repurchase Agreements	—	28,736,612	—	28,736,612

Total Investments in Securities	$659,392,524	$813,196,567	$—	$1,472,589,091

International Small Cap Fund
Common Stocks
Communication Services	$15,762,489	$39,047,455	$—	$54,809,944
Consumer Discretionary	29,017,437	39,758,973	—	68,776,410
Consumer Staples	63,405,411	104,892,544	—	168,297,955
Financials	—	59,477,617	—	59,477,617
Health Care	16,677,174	17,743,633	—	34,420,807
Industrials	64,323,504	37,442,706	—	101,766,210
Information Technology	30,392,478	16,623,592	—	47,016,070
Materials	—	3,909,946	—	3,909,946
Real Estate	38,868,281	15,207,738	—	54,076,019
Utilities	6,292,384	7,769,933	—	14,062,317

Total Common Stocks	264,739,158	341,874,137	—	606,613,295

Preferred Stocks
Health Care	10,666,685	—	—	10,666,685

Total Preferred Stocks	10,666,685	—	—	10,666,685

Repurchase Agreements	—	39,555,382	—	39,555,382

Total Investments in Securities	$275,405,843	$381,429,519	$—	$656,835,362

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Small Cap Value Fund
Common Stocks
Consumer Discretionary	$1,352,372	$—	$—	$1,352,372
Consumer Staples	760,281	—	—	760,281
Energy	454,059	—	—	454,059
Financials	724,478	—	—	724,478
Health Care	1,077,057	—	—	1,077,057
Industrials	1,119,979	—	—	1,119,979
Information Technology	1,100,593	—	—	1,100,593
Real Estate	392,804	—	—	392,804
Utilities	67,348	—	—	67,348

Total Common Stocks	7,048,971	—	—	7,048,971

Preferred Stocks
Energy	140,000	—	—	140,000

Total Preferred Stocks	140,000	—	—	140,000

Corporate Bonds
Consumer Discretionary	—	81,922	—	81,922
Materials	—	151,792	—	151,792
Utilities	—	233,282	—	233,282

Total Corporate Bonds	—	466,996	—	466,996

Repurchase Agreements	—	1,344,438	—	1,344,438

Total Investments in Securities	$7,188,971	$1,811,434	$—	$9,000,405

Core Plus Fund
Common Stock	$2,191	$—	$—	$2,191
Mortgage Backed Securities	—	6,806,456	—	6,806,456
Government Securities	—	39,319,168	—	39,319,168
Asset Backed Securities	—	1,845,570	—	1,845,570
Corporate Bonds	—	31,206,405	—	31,206,405
Repurchase Agreements	—	2,538,190	—	2,538,190

Total Investments in Securities	$2,191	$81,715,789	$—	$81,717,980

There were no Level 3 securities in the International, Global, Global Income, Global Opportunities, Emerging Markets, International Small Cap, Small Cap Value and Core Plus Funds at the beginning or during the periods presented.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A.

Advisor Fee.  The Advisor provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.80% of the first $2.5 billion of average daily net assets, 0.75% on average daily net assets from $2.5 billion to

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

$5.0 billion, and 0.70% of the average daily net assets greater than $5.0 billion, of the International Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $2.5 billion of average daily net assets, 0.90% on average daily net assets from $2.5 billion to $5.0 billion, and 0.85% of the amount of average daily net assets greater than $5.0 billion, of the Emerging Markets Fund. The Advisor received a monthly fee at the annual rate of 0.95% of the first $1.0 billion of average daily net assets, and 0.90% of the average daily net assets greater than $1.0 billion, of the International Small Cap Fund. The Global Fund, Global Income Fund, Global Opportunities Fund, Small Cap Value Fund and Core Plus Fund incurred a monthly fee at the annual rate of 0.80%, 0.80%, 0.95%, 0.70% and 0.35% based upon their average daily net assets, respectively. For the six months ended March 31, 2019, the International Fund, the Global Fund, the Global Income Fund, the Global Opportunities Fund, the Emerging Markets Fund, the International Small Cap Fund, the Small Cap Value Fund and the Core Plus Fund incurred $2,928,827, $223,006, $5,229, $95,026, $6,764,107, $3,814,585, $32,244 and $148,616 in advisory fees, respectively.

Certain officers and trustees of the Trust are also officers of the Advisor.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit each Fund’s annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to the specific classes through January 31, 2020 (the “Expense Cap Agreement”):

Fund	Class A	Class C	Class I	Class R6
International Fund	1.20%	1.95%	1.00%	0.82%
Global Fund	1.25%	2.00%	1.00%	0.82%*
Global Income Fund	1.25%	2.00%	1.00%	0.82%*
Global Opportunities Fund	1.40%	2.15%	1.15%	0.97%*
Emerging Markets Fund	1.37%	2.12%	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	1.15%	1.00%
Small Cap Value Fund	1.15%	N/A	0.90%	0.72%
Core Plus Fund	0.70%	N/A	0.50%	0.35%

*	These classes are not active

The Funds may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses, taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.

Any reimbursements of fee waivers made by the Advisor to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. For the six months ended March 31, 2019, the Advisor waived expenses and/or reimbursed the Funds $12,041, $83,490, $81,880, $107,050, $175,367, $60,862, $102,161 and $100,703 for the International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund, respectively. Potential recovery amounts expire through the following periods:

Fund	Six Months Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2021	Six Months Ended March 31, 2022
International Fund	$7,467	$30,970	$22,758	$12,041
Global Fund	91,390	157,094	136,624	83,490
Global Income Fund	74,756	150,841	159,007	81,880
Global Opportunities Fund	94,653	190,543	178,887	107,050
Emerging Markets Fund	157,620	353,314	295,177	175,367
International Small Cap Fund	1,527	24,530	40,989	60,862
Small Cap Value Fund	N/A	N/A	167,436	102,161
Core Plus Fund	90,253	145,644	172,990	100,703

The Advisor did not recoup any fees previously waived or reimbursed for the International Fund, Global Fund, Global Income Fund, Global Opportunities Fund, International Small Cap Fund, Small Cap Value Fund and Core Plus Fund. For the six months ended March 31, 2019, the Advisor recouped fees previously waived or reimbursed in the following amounts:

Fund	Class A
Emerging Markets Fund	$17,775

B.

Administration Fee.  U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Funds’ expense accruals. For these services, each Fund pays the administrator monthly a fee accrued daily and based on the Fund’s average daily net assets. The Funds may also reimburse the Administrator for out-of-pocket expenses incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fees in the Statements of Operations.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

C.

Distribution and Servicing Fees.  ALPS Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. A portion of the Funds’ distribution expenses is paid by the Advisor.

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Funds’ Class A and C shares. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of such Fund shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan do not exceed 0.25% and 0.75% of the average daily net assets of each Fund’s Class A and C shares, respectively. During the six months ended March 31, 2019, the Funds paid to the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class C shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan may be continued in effect from year to year if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. For the six months ended March 31, 2019, the following Funds incurred expenses pursuant to the Plan:

Fund	Class A	Class C
International Fund	$43,511	$63,694
Global Fund	3,188	5,469
Global Income Fund	38	19
Global Opportunities Fund	1,130	832
Emerging Markets Fund	314,884	79,510
International Small Cap Fund	86,604	42,309
Small Cap Value Fund	31	N/A
Core Plus Fund	2,335	N/A

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

The Funds have adopted a Shareholder Service Plan for Class C, and have authorized sub-transfer agency fee payments for Class I, to pay to securities broker-dealers, retirement plan sponsors and administrators, banks and their affiliates, and other institutions and service professionals, as shareholder servicing agents of the Funds, an annual fee for non-distribution sub-transfer agent and/or subaccounting services up to 0.25% and 0.05% of annual net assets attributable to Class C and Class I, respectively (the “Service Fees”). For the six months ended March 31, 2019, the Funds incurred the following Service Fees:

Fund	Class C	Class I
International Fund	$21,231	$163,459
Global Fund	1,823	12,936
Global Income Fund	6	318
Global Opportunities Fund	277	4,720
Emerging Markets Fund	26,503	279,142
International Small Cap Fund	14,103	164,458
Small Cap Value Fund	N/A	1,249
Core Plus Fund	N/A	20,764

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short term investments, were as follows for the six months ended March 31, 2019:

	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
International Fund	$—	$—	$149,907,773	$46,018,916
Global Fund	$—	$—	$4,978,609	$20,201,935
Global Income Fund	$—	$—	$82,726	$72,520
Global Opportunities Fund	$—	$—	$1,507,370	$17,663,692
Emerging Markets Fund	$—	$—	$200,278,628	$228,211,896
International Small Cap Fund	$—	$—	$84,123,027	$403,990,401
Small Cap Value Fund	$—	$—	$1,781,038	$1,792,709
Core Plus Fund	$1,290,961	$9,432,615	$2,326,216	$7,481,997

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock activity for each class of shares was as follows (shares and dollar amounts in thousands):

	International Fund				Global Fund
	Six Months Ended 3/31/2019		Year Ended 9/30/2018		Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	975	$16,132	702	$12,531	3	$60	19	$490
Class C	113	1,836	171	3,063	11	257	17	410
Class I	13,859	230,903	13,918	248,548	211	4,887	178	4,356
Class R6	767	12,963	885	16,042	N/A	N/A	N/A	N/A
Issued on Reinvestment of Distributions
Class A	25	409	25	447	7	148	8	192
Class C	12	195	14	237	4	77	2	48
Class I	532	8,607	556	9,884	143	3,080	101	2,470
Class R6	25	404	25	440	N/A	N/A	N/A	N/A
Shares Redeemed
Class A	(789)	(13,213)	(558)	(10,034)	(70)	(1,565)	(131)	(3,312)
Class C	(125)	(2,038)	(174)	(3,085)	(18)	(398)	(22)	(541)
Class I	(8,901)	(144,990)	(6,918)	(125,341)	(902)	(19,990)	(259)	(6,438)
Class R6	(145)	(2,429)	(1,720)	(31,437)	N/A	N/A	N/A	N/A

Net Increase/(Decrease) Resulting from Fund Share Transactions	6,348	$108,779	6,926	$121,295	(611)	$(13,444)	(87)	$(2,325)

	Global Income Fund								Global Opportunities Fund
	Six Months Ended 3/31/2019				Year Ended 9/30/2018				Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares		Amount		Shares		Amount		Shares	Amount	Shares	Amount
Shares Sold
Class A	—		$—		4		$43		3	$33	19	$231
Class C	—		—		—	*	5		— *	1	16	194
Class I	2		23		25		292		84	790	379	4,394
Issued on Reinvestment of Distributions
Class A	—	*	—	*	—	*	—	*	7	60	6	69
Class C	—	*	—	*	—	*	—	*	1	12	1	6
Class I	5		56		5		63		185	1,720	82	936
Shares Redeemed
Class A	—		—		(1)		(10)		(83)	(832)	(121)	(1,383)
Class C	—		—		—		—		(5)	(49)	(11)	(127)
Class I	(4)		(48)		(1)		(19)		(1,851)	(17,531)	(334)	(3,741)

Net Increase/(Decrease) Resulting from Fund Share Transactions	3		$31		32		$374		(1,659)	$(15,796)	37	$579

*	Value calculated is less than 500 shares/dollars.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

	Emerging Markets Fund				International Small Cap Fund
	Six Months Ended 3/31/2019		Year Ended 9/30/2018		Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class A	4,935	$43,424	7,847	$73,159	674	$7,500	2,538	$33,671
Class C	165	1,385	455	4,253	23	240	127	1,704
Class I	30,714	259,879	46,535	439,948	10,994	120,461	26,887	356,547
Class R6	638	5,448	1,602	14,878	143	1,643	689	8,969
Issued on Reinvestment of Distributions
Class A	78	669	417	3,687	227	2,404	782	10,584
Class C	3	21	24	216	37	377	138	1,836
Class I	494	4,238	2,416	21,497	1,834	19,563	7,773	105,388
Class R6	18	155	108	993	213	2,273	421	5,700
Shares Redeemed
Class A	(5,463)	(45,854)	(11,397)	(105,987)	(1,830)	(20,265)	(9,006)	(120,281)
Class C	(484)	(4,018)	(760)	(7,003)	(363)	(3,944)	(983)	(12,440)
Class I	(34,984)	(290,823)	(50,197)	(455,961)	(42,955)	(479,098)	(62,848)	(832,664)
Class R6	(391)	(3,292)	(7,983)	(72,039)	(587)	(6,733)	(437)	(5,831)

Net Decrease Resulting from Fund Share Transactions	(4,277)	$(28,768)	(10,933)	$(82,359)	(31,590)	$(355,579)	(33,919)	$(446,817)

	Small Cap Value Fund						Core Plus Fund
	Six Months Ended 3/31/2019		Period Ended 9/30/2018				Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares		Amount		Shares	Amount	Shares	Amount
Shares Sold
Class A	—	$—	11		$112		63	$557	136	$1,215
Class I	—	—	527		5,268		692	6,185	3,622	33,029
Class R6	—	—	468		4,566		—	—	— *	— *
Issued on Reinvestment of Distributions
Class A	— *	2	—	*	—	*	3	23	7	63
Class I	46	393	2		20		137	1,227	290	2,617
Class R6	39	333	2		20		— *	— *	— *	— *
Shares Redeemed
Class A	(3)	(32)	(6)		(66)		(35)	(314)	(306)	(2,754)
Class I	—	—	—		—		(2,132)	(18,952)	(4,431)	(40,143)
Class R6	(46)	(400)	—		—		—	—	—	—

Net Increase/(Decrease) Resulting from Fund Share Transactions	36	$296	1,004		$9,920		(1,272)	$(11,274)	(682)	$(5,973)

*	Value calculated is less than 500 shares/dollars.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 6 – FEDERAL INCOME TAX MATTERS

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the year ended September 30, 2018, the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of foreign currency transactions, passive foreign investment companies, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
International Fund	$2,424,398	$26,642,818	$(29,067,216)
Global Fund	(10,426)	10,426	—
Global Income Fund	(260)	260	—
Global Opportunities Fund	189,234	(189,234)	—
Emerging Markets Fund	(5,085,855)	5,085,854	1
International Small Cap Fund	51,885,578	(51,885,578)	—
Small Cap Value Fund	2,943	373,882	(376,825)
Core Plus Fund	17,036	(17,035)	(1)

As of September 30, 2018, the components of distributable earnings on a tax basis were as follows:

	International Fund	Global Fund	Global Income Fund	Global Opportunities Fund
Cost of investments for tax purposes	$796,154,236	$60,379,864	$1,250,068	$31,119,325

Gross tax unrealized appreciation	38,075,486	12,205,934	154,916	2,034,552
Gross tax unrealized depreciation	(95,402,548)	(4,928,418)	(76,288)	(3,206,905)

Net unrealized appreciation (depreciation) on investments and foreign currency	(57,327,062)	7,277,516	78,628	(1,172,353)
Distributable ordinary income	5,030,690	27,782	2,592	362,904
Distributable long-term capital gains	—	2,856,903	40,691	1,094,819

Total distributable earnings	5,030,690	2,884,685	43,283	1,457,723

Other accumulated gains/(losses)	(2,867,909)	(13,019)	(140)	(1,853)

Total accumulated earnings	$(55,164,281)	$10,149,182	$121,771	$283,517

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

	Emerging Markets Fund	International Small Cap Fund	Small Cap Value Fund	Core Plus Fund
Cost of investments for tax purposes	$1,645,444,626	$1,255,647,935	$10,157,619	$93,929,200

Gross tax unrealized appreciation	95,526,559	71,004,453	785,536	1,018,346
Gross tax unrealized depreciation	(273,070,438)	(204,366,680)	(679,937)	(2,910,853)

Net unrealized appreciation (depreciation) on investments and foreign currency	(177,543,879)	(133,362,227)	105,599	(1,892,507)
Distributable ordinary income	—	14,780,535	520,249	19,107
Distributable long-term capital gains	—	9,532,372	165,379	—

Total distributable earnings	—	24,312,907	685,628	19,107

Other accumulated gains/(losses)	(41,751,972)	(80,926)	(4,645)	(883,142)

Total accumulated earnings	$(219,295,851)	$(109,130,246)	$786,582	$(2,756,542)

The differences between book and tax basis distributable earnings are primarily related to foreign currency adjustments and the differences in classification of paydown gains and losses for tax purposes compared to book purposes. These differences are temporary.

The tax composition of dividends for the periods ended September 30, 2018 and September 30, 2017 for the Funds, were as follows:

	Ordinary Income		Long Term Capital Gains
	2018	2017	2018	2017
International Fund	$11,817,058	$17,288,853	$—	$—
Global Fund	1,314,875	1,158,288	1,417,148	144,842
Global Income Fund	36,763	27,560	28,247	16,627
Global Opportunities Fund	910,584	347,227	132,721	—
Emerging Markets Fund	29,717,180	26,232,726	—	—
International Small Cap Fund	77,837,530	55,283,372	50,038,482	16,143,560
Small Cap Value Fund	39,652	N/A	—	N/A
Core Plus Fund	2,721,143	2,708,539	—	—

At September 30, 2018, the Funds had capital losses expiring and capital loss carryforwards utilized as indicated below:

	Indefinite	Utilized
International Fund	$(2,825,666)	$(22,756,511)
Global Fund	—	—
Global Income Fund	—	—
Global Opportunities Fund	—	—
Emerging Markets Fund	(41,227,548)	(104,145,418)
International Small Cap Fund	—	—
Small Cap Value Fund	—	—
Core Plus Fund	(883,142)	—

At September 30, 2018, the Emerging Markets Fund had ordinary loss deferral of $419,585. At September 30, 2018, the International Fund had $29,067,216 of capital loss carryforwards expire.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 7 – OFFERING PRICE PER SHARE

The public offering price for Class A shares is the net asset value per share plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75% for the International, Global, Global Income, Global Opportunities, Emerging Markets, International Small Cap and Small Cap Value Funds, and 3.75% for the Core Plus Fund. A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the redemption value of the Class A shares redeemed. Class C shares include a 1.00% CDSC paid by redeeming shareholders within 12 months of purchase. As a result the redemption price may differ from the net asset value per share. The public offering prices for I shares are the respective net asset values. Sales charges are not an expense of the Funds and are not reflected in the financial statements of the Funds.

NOTE 8 – TRANSACTIONS WITH AFFILIATES

The following issuers were affiliated with the Emerging Markets Fund and International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the six months from October 1, 2018 through March 31, 2019:

Emerging Markets Fund

Issuer Name	Share Balance At October 1, 2018	Additions	Reductions	Share Balance At March 31, 2019	Dividend Income	Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At March 31, 2019
Urbi Desarrollos Urbanos SA de CV	10,242,449	—	—	10,242,449	$—	$(1,252,685)	$—	$717,648

					$—	$(1,252,685)	$—	$717,648

International Small Cap Fund

Issuer Name	Share Balance At October 1, 2018	Additions	Reductions	Share Balance At March 31, 2019	Dividend Income	Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At March 31, 2019
Avadel Pharmaceuticals Plc(1)	1,924,883	138,526	(542,842)	1,520,567	$—	$(2,172,223)	$(3,148,893)	$2,189,617
Countrywide Plc(1)	114,155,464	—	(36,959,960)	77,195,504	—	34,827,311	(40,044,757)	7,619,107
Desarrolladora Homex SAB de CV	279,501,983	—	—	279,501,983	—	(2,290,807)	—	2,159,957
Mills Estruturas e Servicos de Engenharia SA(1)	8,911,000	—	(5,744,900)	3,166,100	—	6,018,645	(1,133,241)	3,832,943
Safilo Group SpA(1)	—	6,018,587	(79,681)	5,938,906	—	(122,793)	748	4,756,667
Urbi Desarrollos Urbanos SA de CV	12,867,533	—	—	12,867,533	—	(1,573,741)	—	901,578

					$—	$34,686,392	$(44,326,143)	$21,459,869

(1)	Issuer was not an affiliate as of March 31, 2019.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 9 – OWNERSHIP BY AFFILIATED PARTIES

As of March 31, 2019, the Advisor, Trustees or affiliates of the Advisor beneficially owned more than 5% of shares in each class of the Funds as follows:

	Global Fund	Core Plus Fund	Core Plus Fund
	Class I	Class I	Class R6
Shares	173,904	1,162,907	12
% of Total Outstanding Shares	8.78%	13.28%	100%

NOTE 10 – IN-KIND TRANSACTIONS

Affiliated Transactions

On January 2, 2018, the Advisor transferred all securities, through a reorganization, from an affiliated private investment fund to create the Small Cap Value Fund. The Fund received securities with a value of $4,432,969. Prior to January 2, 2018, the Advisor managed the affiliated private investment fund which had an investment objective and investment policies and strategies that were, in all material respects, equivalent to those of the Small Cap Value Fund. Through this transfer, the affiliated private investment fund was closed.

On March 15, 2018, a shareholder transferred securities from an affiliated separately managed account into the Small Cap Value Fund through an in-kind purchase. The Fund received securities with a value of $3,699,813.

The total value of these two transactions was $8,132,782, which is shown on the Statement of Changes in Net Assets. Of the $8,132,782 transferred, $8,051,136 were considered long-term purchases.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to adopt this disclosure in this report.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS — (continued)

Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Management has chosen to adopt this disclosure in this report.

NOTE 12 – SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Board of Trustees, based on the recommendation of the Advisor, approved a plan of liquidation of the Global Opportunities Fund providing for liquidation of the Fund on or around June 28, 2019.

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited)

BOARD CONSIDERATION AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In November 2018, the Board of Trustees of the Trust, including the independent Trustees, unanimously approved renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (the “Advisor”) for an additional one-year term with respect to the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Global Equity Income Fund, the Brandes Global Opportunities Value Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund, the Brandes Core Plus Fixed Income Fund and the Brandes Small Cap Value Fund. Each of these is referred to below as a “Fund” and they are collectively referred to as the “Funds.”

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided by the Advisor to the Funds, including reports on each Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement with respect to the Funds, the Board requested and reviewed supplementary information that included materials regarding the Funds’ investment results, advisory fees and expense comparisons for peer groups and categories of similar funds identified by Morningstar Associates (“Morningstar”); financial and profitability information regarding the Advisor; the methods used by the Advisor to evaluate and compensate its professional investment personnel; descriptions of various functions performed by the Advisor on behalf of the Trust such as compliance monitoring and portfolio trading practices; and information about- the personnel providing investment management and administrative services to the Funds.

In connection with its reviews, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. The independent Trustees discussed the approval of the Agreement with respect to each Fund with representatives of the Advisor at two Board meetings and in private sessions with counsel at which no representatives of the Advisor were present. In deciding to recommend approval of the Agreement with respect to each Fund, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor, and each Trustee did not necessarily attribute the same weight to each factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Funds, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance resources and program, its business continuity and cyber-security programs, the day-to-day administrative services provided by the Advisor to the Funds, and the investment results of the Funds.

With respect to each Fund’s investment results, the Trustees reviewed detailed information regarding a peer group of similarly managed funds selected by Morningstar, all of the funds in the larger Morningstar category of funds managed with the same general style, and the Fund’s benchmark index. The Trustees also discussed with representatives of Morningstar the principles used in determining the Funds’ peer groups and categories, and differences in those groups from those presented by Morningstar in connection with the Trustees’ 2017 review of the Agreement. In addition, they reviewed the results of certain funds considered by the Advisor to be the most direct competitors to the Funds in the Funds’ marketing channels.

The independent Trustees noted that for the one-year, three-year, five-year and ten-year periods ended September 30, 2018, the investment results of the I Class shares of all of the Funds were mixed versus the funds in their respective peer groups and categories, as well as versus their benchmarks. In addition, the Trustees noted the following:

•

The International Equity Fund’s results were in the first quartile versus Morningstar Foreign Large Value peers for all periods; in the first quartile versus the category for the one-year and five-year periods, the second quartile for the three-year period and the third quartile for the ten-year period; and ahead of its benchmark for the one-year and five-year periods and behind for the three-year and ten-year periods.

•

The Global Equity Fund’s results were in the third quartile versus Morningstar World Large Stock peers for the one-year period and in the fourth quartile for the three-year and five-year periods; in the fourth quartile versus the category for all periods; and behind the benchmark for all periods.

•

The Global Equity Income Fund’s results were in the fourth quartile versus Morningstar World Large Stock peers for the one-year period and in the first quartile for the three-year period; in the fourth quartile versus the category for the one-year period and the third quartile for the three-year period; and behind the benchmark for all periods.

•	The Global Opportunities Value Fund’s results were in the fourth quartile versus Morningstar Foreign Large Value peers for the one-year period and

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

in the third quartile for the three-year period; in the fourth quartile versus the category for the one-year period and the second quartile for the three-year period; and behind the benchmark for all periods.

•

The Emerging Markets Value Fund’s results were in the fourth quartile versus Morningstar Diversified Emerging Markets peers for the one-year and five-year periods and in the second quartile for the three-year period; in the fourth quartile versus the category for the one-year and five-year periods and the first quartile for the three-year period; and behind the benchmark for the one-year and five-year periods and ahead for the three-year period.

•

The International Small Cap Equity Fund’s results were in the fourth quartile versus Morningstar Foreign Small/Mid Value peers for the one-year, three-year and five-year periods; in the fourth quartile versus the category for all periods; and behind the benchmark for all periods. The independent Trustees noted the impact of the Fund’s investment results of its significant cash position, which related to the Advisor’s assessment of available investment opportunities meeting its value investment criteria.

•

The Core Plus Fixed Income Fund’s results were in the second quartile versus Morningstar Intermediate-Term Bond peers for the one-year period and in the third quartile for all other periods; in the second quartile versus the category for the one-year and ten-year periods and in the third quartile for the three-year and five-year periods; and ahead of the benchmark for all periods.

•	The Small Cap Value Fund had less than a full year of investment results as a registered investment company.

In evaluating the Funds’ performance, the independent Trustees generally considered long-term results to be more important than short-term results; noted the brief operating histories of the Global Equity Income Fund, the Global Opportunities Value Fund and the Small Cap Value Fund; noted the Advisor’s continued commitment to the Graham and Dodd value strategy of investment management and its lack of style drift compared to other value managers; considered that it is not unusual for the performance of funds managed with the long-term Graham and Dodd value strategy to fall below the performance of measurement indices for some periods; noted the Advisor’s observations regarding the unfavorable market for value investments in recent years; and further noted that the Funds investment approach is fully described in its prospectus and the Fund’s shareholders likely were willing to accept the long-term outlook associated with the Advisor’s approach.

Based on these discussions and reviews, the Trustees determined that under all the circumstances the investment results of the Funds were sufficient for renewal of the Agreement.

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

Advisory Fees, Total Expenses, Profitability and Ancillary Benefits

With respect to advisory fees and total expenses of the Funds, the independent Trustees noted that:

•

The advisory fees for all of the Funds were at or near the median fees in their respective Morningstar peer groups. They also observed that the total fees and expenses actually paid by all of the Funds, after waivers by the Advisor of expenses above stated expense caps, were below or near the median fees and expenses paid by the funds in their respective Morningstar peer groups. The independent Trustees noted that the Advisor continues to waive any expenses over stated expense caps for the Funds.

•

Although the Advisor’s management fee is higher for the Funds than for its comparable institutional accounts, the independent Trustees noted information provided by the Advisor regarding the additional responsibilities and expenses that the Advisor incurs in sponsoring and operating the Funds.

•

The independent Trustees acknowledged the Advisor’s agreement to add a breakpoint to the advisory fee schedule for the International Small Cap Fund, which agreement had resulted from discussions with the Advisor last year.

•

The independent Trustees noted that the Advisor’s fees for the Funds other than the International Equity, International Small Cap and Emerging Markets Funds do not have breakpoints as those Funds’ assets increase. They noted that the Advisor believes that it is premature to discuss economies of scale when it is subsidizing the other Funds’ expenses, but had agreed to review the nature and extent of’ any economies of scale that it may realize as the Funds’ assets increase in the future and how such economies would be shared with the Funds’ shareholders.

In addition, the independent Trustees reviewed an analysis of the profitability to the Advisor of its relationship with the Funds and information regarding the Advisor’s financial capability to continue to provide services to the Funds in the future. They also reviewed the methods used by the Advisor to evaluate and compensate its professional investment personnel. Finally, they considered ancillary benefits to the Advisor as a result of its relationships with the Funds. They noted that these were primarily related to the benefit of proprietary and third-party research provided by broker-dealers executing portfolio transactions on behalf of the Funds.

Brandes Investment Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Funds and their respective shareholders, that each of the factors discussed above supported renewal of the Agreement with respect to each of the Funds, and that renewal of the Agreement was in the best interests of each Fund and its shareholders.

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust files the Funds’ complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Trust’s Form N-Q or Part F of Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q or Part F of Form N-PORT filings is also available, without charge, by calling toll-free, 1-800-331-2979.

Brandes Investment Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian, Distributor and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers and service providers, subject to the Funds’ investment objectives and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979 or visiting www.brandes.com.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

Gregory Bishop, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments, from 1997 to 2014	10	None

Jean E. Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1957)	Trustee	Since April 2008	Retired.	10	Bridge Builder Trust

Robert M. Fitzgerald, CPA (inactive) 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1952)	Trustee	Since April 2008	Retired.	10	Hotchkis and Wiley Mutual Funds

Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and Chairman	Since February 2012	Partner with The Paradigm Project and advisor to early-stage companies.	10	None

Brandes Investment Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited) (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustees(3)

Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1962)	Trustee	Since February 2012	Chief Executive Officer, Brandes Investment Partners & Co.; Managing Director – PMCS of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	10	None

Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and President	Since July 2006	Executive Director of the Advisor.	10	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1970)	Secretary	Since June 2003	Associate General Counsel of the Advisor.	N/A	N/A

Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1971)	Chief Compliance Officer	Since September 2015	Global Head of Compliance, Brandes Investment Partners, L.P.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

Brandes Investment Trust

PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Funds without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Funds through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your non-public personal information would be shared with nonaffiliated third parties.

ADVISOR Brandes Investment Partners, L.P. 11988 El Camino Real, Suite 600 San Diego, CA 92130 800.331.2979 DISTRIBUTOR ALPS Distributors, Inc. 1290 Broadway, #1100 Denver, CO 80203 TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP 601 South Figueroa Street Los Angeles, CA 90017 LEGAL COUNSEL Morgan, Lewis & Bockius LLP One Federal Street Boston, MA 02110 This report is intended for shareholders of the Brandes International Equity Fund, the Brandes Global Equity Fund, the Brandes Global Equity Income Fund, the Brandes Global Opportunities Value Fund, the Brandes Emerging Markets Value Fund, the Brandes International Small Cap Equity Fund, the Brandes Small Cap Value Fund and the Brandes Core Plus Fixed Income Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

SEMI-ANNUAL SEPARATELY MANAGED ACCOUNT RESERVETR UST For the six months ended March 31, 2019 Beginning in January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (http://www.brandesfunds.com/literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling 1-800-395-3807, sending an e-mail request to info@brandesfunds.com, or by enrolling at http://www.brandesfunds.com/literature.html. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-395-3807 or send an email request to info@brandesfunds.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account with that intermediary if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds REPORT

1

Brandes Separately Managed Account Reserve Trust

Dear Fellow Investor,

The net asset value of the Brandes Separately Managed Account Reserve Trust Fund gained 2.26% in the six months ending March 31, 2019. For the same period, the Bloomberg Barclays Aggregate Bond Index increased 4.63%.

Portfolio holdings in select corporate bonds detracted from performance.

Within corporate bonds holdings in Metals & Mining (Cloud Peak Energy), Telecommunications (Frontier Communications Corp.) and Banks & Thrifts (USB Capital IX) detracted from performance.

An underweight to U.S. agency mortgage-backed securities (MBS) was a positive performance factor, while duration positioning detracted from returns.

At the close of the period, the Fund continues to favor short maturity corporate bonds and those that we believe exhibit strong, tangible asset coverage. The Fund is underweight agency MBS. The duration is positioned toward the shorter end of our duration-controlled range. The Fund has a high allocation, relative to the benchmark, to U.S. Treasuries that we will look to redeploy thoughtfully and efficiently — if and when market uncertainty and volatility cause credit fundamentals to become mispriced from our estimates of intrinsic value.

In the 45-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the fund.

Sincerely Yours,

The Brandes Fixed Income Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. It is not possible to invest directly in an index.

2

Brandes Separately Managed Account Reserve Trust

As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or its credit rating. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

Asset coverage:  Assets available to cover debt obligations after all other liabilities have been satisfied.

Duration:  The weighted maturity of a fixed-income investment’s cash flows, used in the estimation of the price sensitivity of fixed-income securities for a given change in interest rates.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This index is a total return index which reflects the price changes and interest of each bond in the index.

The Brandes Separately Managed Account Reserve Trust Fund is distributed by ALPS Distributors, Inc.

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Brandes Separately Managed Account Reserve Trust

The following chart compares the value of a hypothetical $10,000 investment in the Separately Managed Account Reserve Trust from March 31, 2009 to March 31, 2019 with the value of such an investment in the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. Intermediate Credit Bond Index for the same period.

Value of $10,000 Investment vs Bloomberg Barclays U.S. Aggregate Bond Index & Bloomberg Barclays U.S. Intermediate Credit Bond Index (Unaudited)

	Average Annual Total Return Periods Ended March 31, 2019
	One Year	Five Years	Ten Years	Since Inception(1)
Separately Managed Account
Reserve Trust	3.52%	3.78%	10.34%	5.35%
Bloomberg Barclays U.S. Aggregate Bond Index	4.48%	2.74%	3.77%	4.08%
Bloomberg Barclays U.S. Intermediate Credit Bond Index	5.00%	2.85%	5.22%	4.42%

(1)	The inception date is October 3, 2005.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

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Brandes Separately Managed Account Reserve Trust

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

Asset Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

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Brandes Separately Managed Account Reserve Trust

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that for this Fund, which is used in wrap-fee programs, fees and expenses are paid at the wrap account level rather than the Fund level.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019 (the “Period”).

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual returns. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Separately Managed Account Reserve Trust**	$1,000.00	$1,022.60	0.00%	$0.00

*	The Fund’s expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half-year period).

**

No expenses have been charged to the Brandes Separately Managed Account Reserve Trust (“SMART Fund”) over the period, as the SMART Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the SMART Fund. See Note 3 to the Financial Statements. Fees and expenses are charged at the wrap account level.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

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Brandes Separately Managed Account Reserve Trust

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchase and sales of Fund shares. Therefore, the last column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Separately Managed Account Reserve Trust**	$1,000.00	$1,024.93	0.00%	$0.00

*	The Fund’s expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half-year period).

**

No expenses have been charged to the Brandes Separately Managed Account Reserve Trust (“SMART Fund”) over the period, as the SMART Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the SMART Fund. See Note 3 to the Financial Statements. Fees and expenses are charged at the wrap account level.

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Brandes Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.01%

Household Durables – 0.01%
Urbi Desarrollos Urbanos SA de CV(a)	176,124	$12,340

TOTAL COMMON STOCKS (Cost $1,887,387)		$12,340

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.62%

Federal Home Loan Mortgage Corporation – 1.19%
Pool G1-8578, 3.000%, 12/1/2030	$2,064,319	$2,084,665

Federal National Mortgage Association – 3.43%
Pool CA1624, 3.000%, 4/1/2033	2,727,658	2,755,769
Pool AS6201, 3.500%, 11/1/2045	1,499,443	1,525,324
Pool AL9865, 3.000%, 2/1/2047	1,735,024	1,729,737

		6,010,830

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,030,047)		$8,095,495

OTHER MORTGAGE RELATED SECURITIES – 0.00%

Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14, 4.669%, 10/25/2036(c)	$4,357	$4,224

TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $2,796)		$4,224

US GOVERNMENTS – 26.97%

Sovereign – 26.97%
United States Treasury Bond 4.750%, 2/15/2037	$27,035,000	$35,476,045
United States Treasury Note 2.000%, 2/15/2023	1,000,000	991,211
2.250%, 2/15/2027	10,825,000	10,741,698

TOTAL US GOVERNMENTS (Cost $46,210,508)		$47,208,954

ASSET BACKED SECURITIES – 3.84%

Student Loan – 3.84%
SLM Private Credit Student Loan Trust 2004-B Series 2004-B, 3.041% (3M LIBOR + 0.430%), 9/15/2033(d)	$1,500,000	$1,438,987
SLM Private Credit Student Loan Trust 2005-A Series 2005-A, 2.921% (3M LIBOR + 0.310%), 12/15/2038(d)	1,865,000	1,804,375
SLM Private Credit Student Loan Trust 2006-A Series 2006-A, 2.901% (3M LIBOR + 0.290%), 6/15/2039(d)	3,576,317	3,475,780

TOTAL ASSET BACKED SECURITIES (Cost $6,365,645)		$6,719,142

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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Brandes Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value
CORPORATE BONDS – 62.22%

Automobiles – 3.99%
Ford Motor Credit Co. LLC 8.125%, 1/15/2020	$3,405,000	$3,529,022
General Motors Financial Co., Inc. 2.650%, 4/13/2020	3,460,000	3,446,121

		6,975,143

Banks – 11.11%
Citibank, N.A. 2.100%, 6/12/2020	5,592,000	5,551,818
Goldman Sachs Group, Inc. 3.000%, 4/26/2022	3,405,000	3,397,615
JPMorgan Chase & Co. 6.221% (3M LIBOR + 3.470%), Perpetual(d)	4,523,000	4,545,615
USB Capital IX 3.807% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(d)	3,250,000	2,551,250
Wells Fargo & Co. 6.381% (3M LIBOR + 3.770%), Perpetual(d)	3,380,000	3,401,125

		19,447,423

Commercial Services & Supplies – 4.90%
ADT Corp. 3.500%, 7/15/2022	7,270,000	7,006,462
Iron Mountain, Inc. 4.875%, 9/15/2027(b)	1,640,000	1,574,400

		8,580,862

Consumer Products – 3.33%
Avon International Operations, Inc. 7.875%, 8/15/2022(b)	3,695,000	3,828,944
Wyndham Destinations, Inc. 3.900%, 3/1/2023	2,035,000	1,994,300

		5,823,244

Food, Beverage & Tobacco – 3.19%
Mead Johnson Nutrition Co. 4.900%, 11/1/2019	2,850,000	2,883,552
Pilgrim’s Pride Corp. 5.750%, 3/15/2025(b)	2,665,000	2,691,650

		5,575,202

Health Care Providers & Services – 3.13%
Tenet Healthcare Corp. 6.000%, 10/1/2020	5,290,000	5,481,763

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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Brandes Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value

Homebuilders – 3.29%
PulteGroup, Inc. 5.500%, 3/1/2026	$3,920,000	$4,037,600
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,720,687

		5,758,287

Insurance – 2.43%
American International Group, Inc. 6.400%, 12/15/2020	2,785,000	2,945,123
CNA Financial Corp. 5.875%, 8/15/2020	1,250,000	1,299,841

		4,244,964

Media – 1.08%
Netflix, Inc. 5.375%, 2/1/2021	1,815,000	1,884,764

Metals & Mining – 0.21%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp. 12.000%, 11/1/2021(e)	2,055,000	369,900

Oil, Gas & Consumable Fuels – 12.52%
BP Capital Markets Plc 3.506%, 3/17/2025	3,375,000	3,440,624
Chesapeake Energy Corp. 8.000%, 1/15/2025	5,105,000	5,207,100
Chevron Corp. 2.100%, 5/16/2021	3,460,000	3,435,179
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,921,000	2,003,577
Occidental Petroleum Corp. 3.500%, 6/15/2025	1,705,000	1,751,728
Range Resources Corp. 5.000%, 3/15/2023	6,195,000	6,071,100

		21,909,308

Retail – 2.44%
JC Penney Corp, Inc. 5.875%, 7/1/2023(b)	5,075,000	4,275,687

Technology – 4.27%
Microsoft Corp. 2.400%, 2/6/2022	3,460,000	3,455,050
VMware, Inc. 3.900%, 8/21/2027	4,176,000	4,014,511

		7,469,561

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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Brandes Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Principal Amount	Value

Telecommunications – 6.33%
AT&T, Inc. 3.000%, 6/30/2022	$5,235,000	$5,258,077
Frontier Communications Corp. 6.250%, 9/15/2021	5,640,000	4,371,000
Telefonica Emisiones SA 5.462%, 2/16/2021	1,390,000	1,452,552

		11,081,629

TOTAL CORPORATE BONDS (Cost $109,613,090)		$108,877,737

REPURCHASE AGREEMENTS – 1.84%
State Street Bank and Trust Repurchase Agreement, (Dated 03/29/19), due 04/01/19, 1.20% [Collateralized by $2,980,000 US Treasury Notes TIPS, 0.125%, 01/15/22, (Market Value $3,285,209)] (proceeds $3,216,163)	$3,215,842	$3,215,842

TOTAL REPURCHASE AGREEMENTS (Cost $3,215,842)		$3,215,842

Total Investments (Cost $175,325,315) – 99.50%		$174,133,734
Other Assets in Excess of Liabilities – 0.50%		877,900

TOTAL NET ASSETS – 100.00%		$175,011,634

Percentages are stated as a percent of net assets.

TIPS Treasury Inflation-Protected Security

LIBOR London Inter-bank Offered Rate

(a)	Non-income producing security.
(b)

Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,370,681, which represented 7.07% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	Issuer is in default of interest payments.

The industry classifications represented in the Schedule of Investments are comprised in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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Brandes Separately Managed Account Reserve Trust

STATEMENT OF ASSETS AND LIABILITIES — March 31, 2019 (Unaudited)

ASSETS
Investments in securities, at cost	$175,325,315

Investment in securities, at value	174,133,734
Cash	3,448,448
Receivables:
Fund shares sold	11,869
Interest	1,361,897

Total Assets	178,955,948

LIABILITIES
Payables:
Securities purchased	3,298,746
Fund shares redeemed	569,672
Dividends payable	75,896

Total Liabilities	3,944,314

NET ASSETS	$175,011,634

COMPONENTS OF NET ASSETS
Capital Stock	$185,599,504
Total distributable earnings	(10,587,870)

Total Net Assets	$175,011,634

Net asset value, offering price and redemption proceeds per share
Net Assets	$175,011,634
Shares outstanding (unlimited shares authorized without par value)	20,239,556
Offering and redemption price	$8.65

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Separately Managed Account Reserve Trust

STATEMENT OF OPERATIONS — For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME
Income
Interest income	$3,850,250

Total Income	3,850,250

Expenses (Note 3)
Total expenses	—

Total net expenses	—

Net investment income	3,850,250

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(500,787)
Net change in unrealized appreciation on investments	338,164

Net realized and unrealized loss on investments	(162,623)

Net Increase in net assets resulting from operations	$3,687,627

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Separately Managed Account Reserve Trust

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019	Year Ended September 30, 2018(1)
	(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,850,250	$7,887,915
Net realized gain (loss) on investments	(500,787)	1,068,915
Net change in unrealized appreciation (depreciation) on investments	338,164	(6,901,291)

Net increase in net assets resulting from operations	3,687,627	2,055,539

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(3,863,044)	(7,860,061)

Decrease in net assets from distributions	(3,863,044)	(7,860,061)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,601,969	32,406,816
Net asset value of shares issued on reinvestment of distributions	3,657,654	7,523,525
Cost of shares redeemed	(26,707,897)	(34,163,795)

Net increase (decrease) in net assets from capital share transactions	(1,448,274)	5,766,546

Total decrease in net assets	(1,623,691)	(37,976)

NET ASSETS
Beginning of the Period	176,635,325	176,673,301

End of the Period	175,011,634	176,635,325

(1)	Distributions to shareholders includes net investment income distributions of $7,860,061. End of period net assets includes accumulated undistributed net investment income of $50,508.

The accompanying notes to financial statements are an integral part of this statement.

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FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019		Year Ended September 30,
			2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$8.65		$8.94	$9.02	$8.69	$9.03	$8.89

Total from investment operations:
Net investment income(2)	0.19		0.39	0.39	0.44	0.43	0.46
Net realized and unrealized gain/(loss) on investments	0.00	(5)	(0.29)	(0.08)	0.33	(0.34)	0.16

Total from investment operations	0.19		0.10	0.31	0.77	0.09	0.62

Less dividends and distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.39)	(0.44)	(0.43)	(0.48)

Total dividends and distributions	(0.19)		(0.39)	(0.39)	(0.44)	(0.43)	(0.48)

Net asset value, end of period	$8.65		$8.65	$8.94	$9.02	$8.69	$9.03

Total return	2.26	%(3)	1.12%	3.57%	9.24%	0.93%	7.13%
Net assets, end of period (millions)	$175.0		$176.6	$176.7	$163.9	$159.8	$138.3
Ratio of expenses to average net assets(1)	0.00	%(4)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets(1)	4.47	%(4)	4.43%	4.39%	5.12%	4.77%	5.12%
Portfolio turnover rate	17.55	%(3)	42.90%	39.74%	53.60%	32.78%	21.61%

(1)

Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund or the Advisor. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount is less than $0.01 per share.

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS

NOTE 1 – ORGANIZATION

The Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles (“GAAP”) generally accepted in the United States of America.

A.

Repurchase Agreements.  The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest (which is recorded in the Schedule of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. If the term of any repurchase transaction exceeds one business day, the value of the Fund’s collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing the Fund to enter into a repurchase agreement with any other party, the investment advisor will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At March 31, 2019, the Fund’s ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

B.

Foreign Currency Translation and Transactions.  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

C.

Delayed Delivery Securities.  The Fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market values of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The Fund did not have any open commitments on delayed delivery securities as of March 31, 2019.

D.

Security Transactions, Dividends and Distributions.  Security transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified costs. Distributions from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. The Fund amortizes premiums and accretes discounts using the constant yield method.

E.

Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F.

Indemnification Obligations.  Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The

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NOTES TO FINANCIAL STATEMENTS (continued)

Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

G.

Accounting for Uncertainty in Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Fund are those that are open for exam by taxing authorities (2015 through 2018). As of March 31, 2019, the Trust has no examinations in progress.

Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-end September 30, 2018.

The Trust identifies its major tax jurisdictions as the U.S. Government and the State of California. The Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.

Fair Value Measurements.  The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access

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NOTES TO FINANCIAL STATEMENTS (continued)

requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

Level 2 — Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

I.

Security Valuation.  Bonds and other fixed-income securities (other than repurchase agreements and demand notes) are valued using the bid price on the day of the valuation provided by an independent pricing service.

Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there has been no sales on the valuation date are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

The Trust has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.

Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of March 31, 2019.

Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

available, such securities are fair valued in accordance with the fair value procedures of the Trust.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s assets carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Separately Managed Account Reserve Trust
Common Stocks	$12,340	$—	$—	$12,340
Mortgage Backed Securities	—	8,099,719	—	8,099,719
Government Securities	—	47,208,954	—	47,208,954
Asset Backed Securities	—	6,719,142	—	6,719,142
Corporate Bonds	—	108,877,737	—	108,877,737
Repurchase Agreements	—	3,215,842	—	3,215,842

Total Investments in Securities	$12,340	$174,121,394	$—	$174,133,734

There were no Level 3 securities in the Fund at the beginning or the end of the six months ended March 31, 2019.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A.

Advisor Fee.  The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no advisory fee or other fee from the Fund. The financial statements of the Fund reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisors unaffiliated with the Fund and the Advisor. Typically, participants in these programs pay a “wrap-fee” to their investment advisors. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the sponsors of wrap-fee programs for which the Fund is an investment option. Certain officers and Trustees of the Trust are also officers of the Advisor.

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

B.

Administration Fee.  U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses; and prepares several Fund reports. The Advisor compensates the Administrator on behalf of the Fund for the services the Administrator performs for the Fund.

C.

Distribution Fees.  ALPS Distributors, Inc. (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. All of the Fund’s distribution fees are paid by the Advisor.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the six months ended March 31, 2019:

U.S. Government		Other
Purchases	Sales	Purchases	Sales
$17,741,992	$11,678,086	$11,437,556	$23,759,487

NOTE 5 – CAPITAL STOCK TRANSACTIONS

The Fund’s capital stock activity in shares and dollars during the six months ended March 31, 2019 and year ended September 30, 2018, was as follows (shares and dollar amounts in thousands):

	Six Months Ended 3/31/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Shares Sold	2,535	$21,602	3,693	$32,407
Issued on Reinvestment of Distributions	430	3,658	859	7,524
Shares Redeemed	(3,138)	(26,708)	(3,902)	(34,164)

Net Increase/(Decrease) Resulting from Fund Share Transactions	(173)	$(1,448)	650	$5,767

NOTE 6 – FEDERAL INCOME TAX MATTERS

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the year ended September 30, 2018, the Fund made the following permanent book-to-tax reclassifications primarily related to the treatment

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

of paydowns, the difference between book and tax accretion methods for market premium and the expiration of capital loss carryforwards:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$22,654	$6,062,094	$(6,084,748)

As of September 30, 2018, the Fund’s components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$182,729,582

Gross tax unrealized appreciation	4,113,287
Gross tax unrealized depreciation	(5,666,441)

Net unrealized depreciation on investments	(1,553,154)
Distributable ordinary income	50,508
Distributable long-term capital gains	—

Total distributable earnings	50,508

Other accumulated losses	(8,909,807)

Total accumulated losses	$(10,412,453)

The differences between book and tax basis distributable earnings are primarily related to the differences in classification of paydown gains and losses for tax purposes compared to book purposes. The difference between book and tax basis unrealized depreciation on investments is due primarily to timing differences resulting from wash sale transactions. These differences are temporary.

As of September 30, 2018, the Fund had a capital loss expiring on September 30, 2019 in the amount of $6,501,831. As of September 30, 2018, the Fund had a capital loss with an indefinite expiration in the amount of $2,407,976. At September 30, 2018, the Fund utilized $1,069,670 of capital loss carryforwards. At September 30, 2018, the Fund had $6,084,748 of capital loss carryforwards expire.

The tax compositions of dividends for the years ended September 30, 2018 and September 30, 2017 for the Fund were as follows:

Ordinary Income		Long Term Capital Gains		Return of Capital
2018	2017	2018	2017	2018	2017
$7,860,061	$7,208,649	$—	$—	$—	$158,334

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years,

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Brandes Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (continued)

beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to adopt this disclosure in this report.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Management has chosen to adopt this disclosure in this report.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

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Brandes Separately Managed Account Reserve Trust

ADDITIONAL INFORMATION — (Unaudited)

BOARD CONSIDERATION AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In November 2018 the Board of Trustees of Brandes Investment Trust (the “Trust”), including the independent Trustees, unanimously approved renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (the “Advisor”) with respect to the SMART Fund (the “Fund”) for an additional one-year term.

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided to the Fund by the Advisor, including reports on the Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement with respect to the Fund, the Board requested and reviewed supplementary information that included materials regarding the Fund’s investment results, advisory fee and expense comparisons for peer groups and categories of similar funds identified by Morningstar Associates (“Morningstar”); financial and profitability information regarding the Advisor, the methods used by the Advisor to evaluate and compensate its professional investment personnel; descriptions of various functions performed by the Advisor on behalf of the Trust such as compliance monitoring and portfolio trading practices; and information about the personnel providing investment management and administrative services to the Fund.

In connection with its reviews, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. The independent Trustees discussed the approval of the Agreement with respect to the Fund with representatives of the Advisor at two Board meetings and in private sessions with counsel at which no representatives of the Advisor were present. In deciding to recommend approval of the Agreement with respect to the Fund, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor, and each Trustee did not necessarily attribute the same weight to each factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Fund, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance resources and program, its business continuity and cyber-security programs, the day-to-day administrative services provided by the Advisor to the Fund and the investment results of the Fund.

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Brandes Separately Managed Account Reserve Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

With respect to the Fund’s investment results, the Trustees reviewed detailed information regarding a peer group of similarly managed funds selected by Morningstar, all of the funds in the larger Morningstar category of funds managed with the same general style, and the Fund’s benchmark index. The Trustees also discussed with representatives of Morningstar the principles used in determining the Fund’s peer groups and categories, and differences in those groups from those presented by Morningstar in connection with the Trustees’ 2017 review of the Agreement. In addition, they reviewed the results of certain funds considered by the Advisor to be the most direct competitors to the Fund in the Fund’s marketing channels.

The Trustees noted that the Fund’s investment results gross of fees (which are paid by the Advisor) were in the first quartile of the results of a peer group of funds identified by Morningstar for the one-year, three-year, five-year and ten-year periods ended September 30, 2018; were in the same quartile of the larger group of funds in its Morningstar Intermediate-Term Bond Fund category for each of those periods; and were above the Fund’s benchmark index for all such periods. They concluded that the Fund’s performance was sufficient for renewal of the Agreement.

Advisory Fees, Total Expenses, Profitability and Ancillary Benefits

The Trustees noted that the Fund does not incur any advisory fees or other expenses, all of which are paid by the Advisor, and as a result the Advisor’s relationship with the Fund alone is not profitable. The Board also considered ancillary benefits to the Advisor as a result of its relationship with the Fund. They noted that these were primarily related to the Advisor’s receipt of wrap account fees from Fund shareholders through various broker-dealer sponsors that are not affiliated with either the Fund or the Advisor, and the benefit of proprietary and third-party research provided by broker-dealers executing portfolio transactions on behalf of the Fund.

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that each of the factors discussed above supported renewal of the Agreement with respect to the Fund, and that renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Fund’s portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This

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Brandes Separately Managed Account Reserve Trust

ADDITIONAL INFORMATION — (Unaudited) (continued)

information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust files the Funds’ complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Trust’s Form N-Q or Part F of Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q or Part F of Form N-PORT filings is also available, without charge, by calling toll-free, 1-800-331-2979.

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Brandes Separately Managed Account Reserve Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian, Distributor and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers and service providers, subject to the Fund investment objectives and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979 or visiting www.brandes.com.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

Gregory Bishop, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments , from 1997 to 2014	10	None

Jean E. Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1957)	Trustee	Since April 2008	Retired.	10	Bridge Builder Trust

Robert M. Fitzgerald, CPA (inactive) 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1952)	Trustee	Since April 2008	Retired.	10	Hotchkis and Wiley Mutual Funds

Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and Chairman	Since February 2012	Partner with The Paradigm Project and advisor to early-stage companies.	10	None

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Brandes Separately Managed Account Reserve Trust

TRUSTEES AND OFFICERS INFORMATION — (Unaudited) (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustees(3)

Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1962)	Trustee	Since February 2012	Chief Executive Officer, Brandes Investment Partners & Co.; Managing Director – PMCS of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	10	None

Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and President	Since July 2006	Executive Director of the Advisor.	10	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1970)	Secretary	Since June 2003	Associate General Counsel of the Advisor.	N/A	N/A

Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1971)	Chief Compliance Officer	Since September 2015	Global Head of Compliance, Brandes Investment Partners, L.P.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

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Brandes Separately Managed Account Reserve Trust

PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your non-public personal information would be shared with nonaffiliated third parties.

ADVISOR Brandes Investment Partners, L.P. 11988 El Camino Real, Suite 600 San Diego, CA 92130 800.331.2979 DISTRIBUTOR ALPS Distributors, Inc. 1290 Broadway, #1100 Denver, CO 80203 TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP 601 South Figueroa Street Los Angeles, CA 90017 LEGAL COUNSEL Morgan, Lewis & Bockius LLP One Federal Street Boston, MA 02110 This report is intended for shareholders of the Brandes Value NextShares and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

SEMI-ANNUAL REPORT VALUE NEXTSHARESFor the six months ended March 31, 2019Beginning in January 2021, as permitted by regulations adopted by the U.S. Securitiesand Exchange Commission, paper copies of the Funds’ annual and semi-annualshareholder reports will no longer be sent by mail, unless you specifically request papercopies of the reports. Instead, the reports will be made available on the Funds’ website(http://www.brandesfunds.com/literature.html), and you will be notified by mail eachtime a report is posted and provided with a website link to access the report.If you already elected to receive shareholder reports electronically, you will not be affectedby this change and you need not take any action. You may elect to receive shareholderreports and other communications from the Funds electronically anytime by contactingyour financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor,by calling 1-800-395-3807, sending an e-mail request to info@brandesfunds.com, or byenrolling at http://www.brandesfunds.com/literature.html.You may elect to receive all future reports in paper free of charge. If you investthrough a financial intermediary, you can contact your financial intermediary torequest that you continue to receive paper copies of your shareholder reports. Ifyou invest directly with the Funds, you can call 1-800-395-3807 or send an email request to info@brandesfunds.com to let the Funds know you wish to continuereceiving paper copies of your shareholder reports. Your election to receive reportsin paper will apply to all Funds held in your account with that intermediary if youinvest through your financial intermediary or all Funds held with the fund complexif you invest directly with the Funds.BRANDES INVESTMENT TRUST

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Brandes Value NextShares

Dear Fellow Investor,

The net asset value of the Brandes Value NextShares declined 2.67% in the six months ending March 31, 2019. For the same period, the S&P 500 Index fell 1.72% while the Russell 1000 Value Index declined 1.19%.

Portfolio holdings in the Pharmaceuticals, Electrical Equipment, Instruments & Components and Media industries were contributors to performance, while holdings in Health Care Providers & Services, Banks and Machinery detracted from returns.

Three of the largest individual contributors to performance were Merck & Co., Inc. (Pharmaceuticals), Flex Ltd. (Electrical Equipment, Instruments & Components) and Comcast Corp. (Media). Briggs & Stratton Corp. (Machinery), Cigna Corp. (Health Care Providers & Services) and CVS Health Corp. (Health Care Providers & Services) were three of the largest detractors from performance.

At the close of the period, the Fund’s largest industry weights were in Banks and Health Care Providers & Services. Please note that while macro conditions are considered when we determine valuation estimates for individual companies, our country and industry weightings are a by-product of bottom-up stock selection, not the result of top-down observations.

In the 45-plus years since Brandes Investment Partners was founded, our goal has remained the same: pursue above-market gains to help you move closer to your long-term investment objectives. We believe that our unwavering commitment to value investing will lead us to attractively priced, fundamentally sound companies worthy of inclusion in the Fund. Thank you for your business and continued trust.

Sincerely yours,

The Brandes Global Large-Cap Investment Committee

Brandes Investment Trust

Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments in small and medium capitalization companies tend to have limited liquidity and greater price volatility than investments in larger capitalization companies. Value stocks typically are less volatile than growth stocks; however, issues of value stocks typically have a lower expected growth rate in earnings and sales than issues of growth stocks.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are

2

Brandes Value NextShares

subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Must be preceded or accompanied by a prospectus.

Index Guide

The S&P 500 Index with gross dividends measures equity performance of 500 of the top companies in leading industries of the U.S. economy.

The Russell 1000 Value Index with gross dividends measures performance of the large cap value segment of the U.S. equity universe. Securities are categorized as growth or value based on their relative book-to-price ratios, historical sales growth, and expected earnings growth.

One cannot invest directly in an index.

Brandes Value NextShares is distributed by ALPS Distributors, Inc.

3

Brandes Value NextShares

The following chart compares the value of a hypothetical $10,000 investment in the Brandes Value NextShares Fund from its inception (February 15, 2018) to March 31, 2019 with the value of such an investment in the Russell 1000 Value Index and S&P 500 Index for the same period.

Value of $10,000 Investment vs Russell 1000 Value & S&P 500 (Unaudited)

	Total Return* Periods Ended March 31, 2019
	One Year	Since Inception(1)
Brandes Value NextShares	4.34%	0.64%
Russell 1000 Value Total Return Index	5.67%	3.17%
S&P 500 Total Return Index	9.50%	6.58%

(1)	The inception date is February 15, 2018.

*	Returns do not reflect the effect of market-determined premiums or discounts.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses.

4

Brandes Value NextShares

Sector Allocation as a Percentage of Total Investments as of

March 31, 2019 (Unaudited)

The sector classifications represented in the graph above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

5

Brandes Value NextShares

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 to March 31, 2019 (the “Period”).

Actual Expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from the Fund’s actual returns. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Value NextShares	$1,000.00	$973.30	0.40%	$1.97

*	The Fund’s expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half-year period).

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchase and sales of Fund shares. Therefore, the last column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Brandes Value NextShares

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During the Period*
Brandes Value NextShares	$1,000.00	$1,022.94	0.40%	$2.02

*	The Fund’s expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half-year period).

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Brandes Value NextShares

SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 87.30%

Air Freight & Logistics – 1.02%
FedEx Corp.	276	$50,069

Banks – 14.05%
Bank of America Corp.	5,057	139,523
BB&T Corp.	2,051	95,433
Citigroup, Inc.	2,332	145,097
Fifth Third Bancorp	764	19,268
JPMorgan Chase & Co.	724	73,290
PNC Financial Services Group, Inc.	701	85,985
Wells Fargo & Co.	2,793	134,958

		693,554

Beverages – 0.95%
PepsiCo, Inc.	381	46,692

Biotechnology – 2.45%
Amgen, Inc.	281	53,384
Gilead Sciences, Inc.	1,042	67,741

		121,125

Building Products – 1.02%
Johnson Controls International Plc	1,364	50,386

Capital Markets – 4.26%
Bank of New York Mellon Corp.	2,292	115,585
State Street Corp.	1,439	94,701

		210,286

Communications Equipment – 0.57%
Cisco Systems, Inc.	522	28,183

Diversified Financial Services – 1.27%
Jefferies Financial Group, Inc.	3,335	62,665

Electrical Equipment – 1.89%
Emerson Electric Co.	1,362	93,256

Electronic Equipment, Instruments & Components – 3.33%
Avnet, Inc.	2,393	103,784
Flex Ltd. (a)	6,057	60,570

		164,354

Energy Equipment & Services – 1.04%
Halliburton Co.	1,748	51,216

Entertainment – 0.02%
Walt Disney Co.	8	914

Health Care Providers & Services – 11.65%
Cardinal Health, Inc.	2,124	102,270
Cigna Corp.	402	64,650

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Shares	Value
CVS Health Corp.	1,302	$70,217
HCA Healthcare, Inc.	559	72,882
Laboratory Corp of America Holdings(a)	868	132,787
McKesson Corp.	1,129	132,161

		574,967

Household Durables – 3.32%
M.D.C. Holdings, Inc.	2,735	79,479
Taylor Morrison Home Corp. – Class A(a)	4,743	84,188

		163,667

Insurance – 4.46%
American International Group, Inc.	2,286	98,435
Loews Corp.	981	47,020
Old Republic International Corp.	3,575	74,789

		220,244

Interactive Media & Services – 2.40%
Alphabet, Inc. – Class C(a)	101	118,504

IT Services – 4.46%
Amdocs Ltd.	1,795	97,127
Cognizant Technology Solutions Corp.	1,697	122,948

		220,075

Machinery – 1.38%
Briggs & Stratton Corp.	5,774	68,307

Media – 6.40%
Comcast Corp. – Class A	3,253	130,055
Fox Corp. – Class A(a)	204	7,501
Fox Corp. – Class B(a)	1,178	42,279
Omnicom Group, Inc.	1,865	136,126

		315,961

Oil, Gas & Consumable Fuels – 4.44%
Apache Corp.	1,184	41,038
Chevron Corp.	646	79,574
World Fuel Services Corp.	3,415	98,659

		219,271

Pharmaceuticals – 9.34%
Johnson & Johnson	582	81,358
Merck & Co., Inc.	2,286	190,126
Pfizer, Inc.	4,459	189,374

		460,858

Real Estate Management & Development – 1.11%
St. Joe Co.(a)	3,325	54,829

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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SCHEDULE OF INVESTMENTS — March 31, 2019 (Unaudited) (continued)

	Shares	Value

Road & Rail – 1.66%
AMERCO	220	$81,732

Semiconductors & Semiconductor Equipment – 1.20%
Applied Materials, Inc.	1,490	59,093

Software – 3.61%
Microsoft Corp.	561	66,164
Oracle Corp.	2,084	111,932

		178,096

TOTAL COMMON STOCKS (Cost $4,416,805)		$4,308,304

PREFERRED STOCKS – 2.90%

Banks – 1.47%
U.S. Bancorp, 3.500% (3M LIBOR + 0.600%, minimum of 3.500%)(b)	3,869	$72,737

Capital Markets – 1.43%
Goldman Sachs Group, Inc., 4.000% (3M LIBOR + 0.670%, minimum of 4.000%)(b)	2,567	49,389
Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%)(b)	1,104	21,363

		70,752

TOTAL PREFERRED STOCKS (Cost $155,447)		$143,489

	Principal Amount	Value
MONEY MARKET FUNDS – 10.77%
First American Treasury Obligations Fund – Class X, 2.333%(c)	$165,796	$165,796
First American Government Obligations Fund – Class X, 2.332%(c)	365,524	365,524

TOTAL MONEY MARKET FUNDS (Cost $531,320)		$531,320

Total Investments (Cost $5,103,572) – 100.97%		$4,983,113
Liabilities in Excess of Other Assets – (0.97)%		(48,021)

TOTAL NET ASSETS – 100.00%		$4,935,092

Percentages are stated as a percent of net assets.

LIBOR London Inter-bank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. This coupon is based on a reference index and spread.
(c)	The rate shown is the annualized seven day yield as of March 31, 2019.

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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SCHEDULE OF INVESTMENTS BY COUNTRY — March 31, 2019 (Unaudited)

COMMON STOCKS
Ireland	1.02%
Singapore	1.23%
United Kingdom	1.97%
United States	83.08%

TOTAL COMMON STOCKS	87.30%

PREFERRED STOCKS
United States	2.90%

TOTAL PREFERRED STOCKS	2.90%

MONEY MARKET FUNDS	10.77%

TOTAL INVESTMENTS	100.97%
Liabilities in Excess of Other Assets	(0.97)%

TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes to financial statements are an integral part of this Schedule of Investments.

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Brandes Value NextShares

STATEMENT OF ASSETS AND LIABILITIES — March 31, 2019 (Unaudited)

ASSETS
Investments in securities, at cost	$5,103,572

Investment in securities, at value	$4,983,113
Cash	—
Receivables:
Dividends and interest	9,013
Tax reclaims	71
Due from Advisor	11,385
Prepaid expenses and other assets	7,136

Total Assets	5,010,718

LIABILITIES
Payables:
Securities purchased	32,799
Trustee Fees	1,059
Due to Custodian	747
Accrued Expenses:	41,021

Total Liabilities	75,626

NET ASSETS	$4,935,092

COMPONENTS OF NET ASSETS
Capital Stock	$4,963,934
Total distributable earnings	(28,842)

Total Net Assets	$4,935,092

Net asset value per share
Net Assets	$4,935,092
Shares outstanding	500,000
Net asset value per share	$9.87

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Value NextShares

STATEMENT OF OPERATIONS — For the Six Months Ended March 31, 2019 (Unaudited)

INVESTMENT INCOME
Income
Dividend income	36,876
Interest income	4,276

Total Income	41,152

Expenses
Advisory fees (Note 3)	5,083
Custody fees	2,282
Administration, accounting and transfer agent fees (Note 3)	45,782
Legal fees	92
Printing fees	8,662
Miscellaneous	486
Trustee fees	920
Auditing fees	14,752
Organizational costs	17,351

Total expenses	95,410
Expenses waived	(88,633)

Total net expenses	6,777

Net investment income	34,375

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	93,060
Net change in unrealized depreciation on investments	(144,024)

Net realized and unrealized loss on investments	(50,964)

Net loss in net assets resulting from operations	(16,589)

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Value NextShares

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2019	Period Ended September 30, 2018(1)(2)
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$34,375	$11,814
Net realized gain on investments	93,060	5,827
Net change in unrealized appreciation (depreciation) on investments	(144,024)	23,565

Net increase (decrease) in net assets resulting from operations	(16,589)	41,206

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(42,827)	(10,658)

Decrease in net assets from distributions	(42,827)	(10,658)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,941,115	2,022,845

Net increase in net assets from capital share transactions	2,941,115	2,022,845

Total increase in net assets	2,881,699	2,053,393

NET ASSETS
Beginning of the Period	2,053,393	—

End of the Period	4,935,092	2,053,393

(1)	Commenced operations on February 15, 2018.
(2)	Distributions to shareholders includes net investment income distributions of $10,658. End of period net assets includes accumulated undistributed net investment income of $1,182.

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Value NextShares

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2019		Period Ended September 30, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$10.27		$10.00

Total from investment operations:
Net investment income(2)	0.10		0.10
Net realized and unrealized gain (loss) on investments	(0.38)		0.25

Total from investment operations	(0.28)		0.35

Less dividends and distributions:
Dividends from net investment income	(0.08)		(0.08)
Dividends from net realized gains	(0.04)		—

Total dividends and distributions	(0.12)		(0.08)

Net asset value, end of period	$9.87		$10.27

Total return	-2.67%		3.48	%(3)
Net assets, end of period (millions)	$4.9		$2.1
Ratio of expenses to average net assets	0.40	%(5)	0.40	%(5)
Ratio of expenses (prior to reimbursements) to average net assets	5.63	%(5)	19.07	%(5)
Ratio of net investment income to average net assets	2.03	%(5)	1.64	%(5)
Ratio of net investment income (prior to reimbursements) to average net assets	(3.20	)%(5)	(17.03	)%(5)
Portfolio turnover rate	5.33	%(4)	7.56	%(4)

(1)	Commenced operations on February 15, 2018.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	The total return figure is the since inception return for the Fund.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

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Brandes Value NextShares

NOTES TO FINANCIAL STATEMENTS — (Unaudited)

NOTE 1 – ORGANIZATION

Brandes Value NextShares (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is an exchange-traded product actively managed pursuant to an order issued by the Securities and Exchange Commission granting an exemption from certain provisions of the 1940 Act. Individual shares of the Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from the Fund. Trading prices of shares of the Fund are directly linked to the Fund’s next-computed net asset values per share (“NAVs”) and vary from the NAV by a market-determined trading premium or discount, which may be zero. The Fund began operations on February 15, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles (“GAAP”) generally accepted in the United States of America.

A.

Short-Term Investments.  The Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the discretion of Brandes Investment Partners L.P. (the “Advisor”) require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high. Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. As a result of taking such temporary defensive positions, the Fund may not achieve its investment objectives.

B.

Foreign Currency Translation and Transactions.  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from

16

Brandes Value NextShares

NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

C.

Delayed Delivery Securities.  The Fund may purchase securities on a when- issued or delayed delivery basis. “When-issued” or delayed delivery refers to securities whose terms are available and for which a market exists, but that have not been issued. For a when-issued or delayed delivery transaction, no payment is made until delivery date, which is typically longer than the normal course of settlement. When the Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market values of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The Fund did not have any open commitments on delayed delivery securities as of March 31, 2019.

D.

Participatory Notes.  The Fund may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The investment advisor has established guidelines for monitoring participatory note exposure for the Fund. Prior to investment in a participatory note, the investment advisor will complete an analysis of the prospective counterparties and once purchased, will continue to

17

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NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

monitor creditworthiness on a quarterly basis. The investment advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as Moody’s, Fitch and S&P) of A.

The Fund records counterparty credit risk valuation adjustments, if material, on the participatory notes in order to appropriately reflect the credit quality of the counterparty.

The Fund did not invest in any participatory notes at March 31, 2019.

E.

Investment Transactions, Dividends and Distributions.  Investment transactions are accounted for on the trade dates. Realized gains and losses are evaluated on the basis of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest is recorded on an accrual basis. Withholding taxes on foreign dividends and capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Expenses common to the Trust are allocated based upon the Fund’s relative net asset values or other appropriate allocation methods. The Fund amortizes premiums and accretes discounts using the constant yield method.

F.

Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

G.

Securities Lending.  The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.

To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of March 31, 2019, the Fund did not have any securities on loan. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

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Brandes Value NextShares

NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

H.

Indemnification Obligations.  Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has indemnified its trustees against any expenses actually and reasonably incurred by the trustees in any proceeding arising out of or in connection with the trustees’ service to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

I.

Accounting for Uncertainty in Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Fund may be subject to a nondeductible excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. Therefore, no provision for federal income taxes or excise taxes has been made.

The Trust analyzes all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years for the Fund are those that are open for exam by taxing authorities (2015 through 2018). The Fund was in existence during the applicable tax year of 2018. As of March 31, 2019, the Trust has no examinations in progress.

Management has analyzed the Trust’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year-end September 30, 2018.

The Trust identifies its major tax jurisdictions as the U.S. Government and the State of California. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

J.

Fair Value Measurements.  The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a

19

Brandes Value NextShares

NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 — Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

Level 2 — Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

Level 3 — Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

K.

Security Valuation.  Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last

20

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NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of March 31, 2019.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable.

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.

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NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Valuation Committee are indicated in the Schedule of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

22

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NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s assets carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total
Brandes Value NextShares
Common Stocks
Communication Services	$435,379	$—	$—	$435,379
Consumer Discretionary	163,667	—	—	163,667
Consumer Staples	46,692	—	—	46,692
Energy	270,487	—	—	270,487
Financials	1,186,748	—	—	1,186,748
Health Care	1,156,950	—	—	1,156,950
Industrials	343,750	—	—	343,750
Information Technology	649,802	—	—	649,802
Real Estate	54,829	—	—	54,829

Total Common Stocks	4,308,304	—	—	4,308,304

Preferred Stocks
Financials	143,489	—	—	143,489

Total Preferred Stocks	143,489	—	—	143,489

Money Market Funds	531,320	—	—	531,320

Total Investments in Securities	$4,983,113	$—	$—	$4,983,113

There were no Level 3 securities in the Fund at the beginning or the end of the six months ended March 31, 2019.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

A.

Advisor Fee.  The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel, needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee. The Advisor received a monthly fee at the annual rate of 0.30% based upon the Fund’s average daily net assets. For the six months ended March 31, 2019, the Fund incurred $5,083 in advisory fees.

Certain officers and trustees of the Trust are also officers of the Advisor.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund’s annual operating expenses, including repayment of previous waivers, to 0.40% of the Fund’s average daily net assets through January 31, 2020 (the “Expense Cap Agreement”).

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NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

The Fund may incur additional expenses not covered under the Expense Cap Agreement. These expenses include acquired fund fees and expenses, taxes, interest, broker commissions, and proxy expenses or other extraordinary expenses.

Any reimbursements of fee waivers made by the Advisor to the Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within the expense limit specified in its Expense Cap Agreement. Under the Expense Cap Agreement that was in place during the period covered by this report, any such repayment must be made before the end of the thirty-six months after the month in which the related reimbursement or waiver occurred. For the six months ended March 31, 2019, the Advisor waived expenses and/or reimbursed the Fund $88,633. Potential recovery amounts expire through the following periods:

Period Ended September 30, 2021	Six Months Ended March 31, 2022
$134,544	$88,633

B.

Administration Fee.  U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For these services, the Fund pays the administrator monthly a fee accrued daily and based on the Fund’s average daily net assets. The Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in performance of its duties. The amounts paid directly to the Administrator by the Fund for administrative services are included in the Administration fees in the Statement of Operations.

C.

Distribution Fee.  ALPS Distributors, LLC (the “Distributor”), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. All of the Fund’s distribution expenses are paid by the Advisor.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to the Rule 12b-1 under the Investment Company Act of 1940. The Plan is designed to reimburse the Distributor or dealers for certain promotional and other sales related costs associated with sales of Fund shares. Unreimbursed amounts may be carried forward and paid in a subsequent year, to the extent that total expenses under the Plan does not exceed 0.25% of the average daily net assets of the Fund. As of March 31, 2019, the Plan had not been activated for the Fund.

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NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

NOTE 4 – PURCHASE AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities of the Fund, excluding short-term investments, were as follows for the six months ended March 31, 2019:

U.S. Government		Other
Purchases	Sales	Purchases	Sales
$—	$—	$2,923,057	$164,523

NOTE 5 – CAPITAL STOCK TRANSACTIONS

The Fund issues and redeems shares only in blocks of 25,000 shares or multiples thereof (“Creation Units”). Creation Units may be purchased or redeemed only by or through broker-dealers or institutional investors that have entered into agreements with the Fund’s Distributor (“Authorized Participants”). The Fund issues and redeems Creation Units in return for the securities, instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition.

NOTE 6 – FEDERAL INCOME TAX MATTERS

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended September 30, 2018, the Fund made the following permanent book-to-tax reclassifications primarily related to the organizational costs that occured:

Undistributed Net Investment Income	Net Realized Gain	Paid-In Capital
$26	$—	$(26)

As of September 30, 2018, the Fund’s components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$2,036,608

Gross tax unrealized appreciation	90,285
Gross tax unrealized depreciation	(66,720)

Net unrealized appreciation on investments	23,565
Distributable ordinary income	7,009
Distributable long-term capital gains	—

Total distributable earnings	7,009

Other accumulated gains	—

Total accumulated gains	$30,574

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NOTES TO FINANCIAL STATEMENTS — (Unaudited) (continued)

The differences between book and tax basis distributable earnings are primarily related to the differences in classification of paydown gains and losses for tax purposes compared to book purposes. The difference between book and tax basis unrealized depreciation on investments is due primarily to timing differences resulting from wash sale transactions. These differences are temporary.

The tax compositions of dividends for the period ended September 30, 2018 for the Fund were as follows:

Ordinary Income	Long Term Capital Gains
$10,658	$—

For the period ended September 30, 2018, the Fund did not have any capital loss carryforwards.

NOTE 7 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to adopt this disclosure in this report.

In August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Management has chosen to adopt this disclosure in this report.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

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ADDITIONAL INFORMATION — (Unaudited)

BOARD CONSIDERATION AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In November 2018 the Board of Trustees of Brandes Investment Trust (the “Trust”), including the independent Trustees, unanimously approved renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (the “Advisor”) with respect to Brandes Value NextShares (the “Fund”) for an additional one-year term.

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided to the Fund by the Advisor, including reports on the Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement with respect to the Fund, the Board requested and reviewed supplementary information that included materials regarding the Fund’s investment results and advisory fee and expense comparisons for peer groups and categories of similar funds identified by Morningstar Associates (“Morningstar”); financial and profitability information regarding the Advisor; the methods used by the Advisor to evaluate and compensate its professional investment personnel; descriptions of various functions performed by the Advisor on behalf of the Trust such as compliance monitoring and portfolio trading practices; and information about the personnel providing investment management and administrative services to the Fund.

In connection with its reviews, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust and the independent Trustees. The independent Trustees discussed the approval of the Agreement with respect to the Fund with representatives of the Advisor at two Board meetings and in private sessions with counsel at which no representatives of the Advisor were present. In deciding to recommend approval of the Agreement with respect to the Fund, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor, and each Trustee did not necessarily attribute the same weight to each factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Fund, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance resources and program, its business continuity and cyber-security programs, the investment results of the Fund and the day-to-day administrative services provided by the Advisor to the Fund.

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ADDITIONAL INFORMATION — (Unaudited) (continued)

With respect to the Fund’s investment results, the Trustees reviewed detailed information regarding a peer group of similarly managed funds selected by Morningstar Associates, all of the funds in the larger Morningstar category of funds managed with the same general style, and the Fund’s benchmark index. The Trustees also discussed with representatives of Morningstar the principles used in determining the Funds’ peer groups and categories. In addition, they reviewed the results of certain Funds considered by the Advisor to be the most direct competitors to the Fund in the Fund’s marketing channels. They noted the brief operating history of the Fund (less than one year) and concluded that the Fund’s performance was sufficient for renewal of the Agreement.

Advisory Fees, Total Expenses, Profitability and Ancillary Benefits

With respect to the advisory fee and total expenses of the Fund, the independent Trustees noted that the Fund’s advisory fee was the same as the median fee of a peer group of similar funds identified by Morningstar and the net expense ratio of the Fund was near the Morningstar peer group median. They also noted that in the Fund’s brief period of operations, the Advisor was subsidizing the Fund’s expenses, the Fund was not profitable to the Advisor and any ancillary benefits to the Advisor were minimal.

Conclusion

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that each of the factors discussed above supported renewal of the Agreement with respect to the Fund, and that renewal of the Agreement was in the best interests of the Fund and its shareholders.

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Fund’s portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

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ADDITIONAL INFORMATION — (Unaudited) (continued)

PORTFOLIO HOLDINGS DISCLOSURE

The Trust files the Funds’ complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019). The Trust’s Form N-Q or Part F of Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q or Part F of Form N-PORT filings is also available, without charge, by calling toll-free, 1-800-331-2979.

DISTRIBUTION OF DISCOUNTS AND PREMIUMS

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recent calendar year may be found at http://www.nextshares.com.

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TRUSTEES AND OFFICERS INFORMATION — (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian, Distributor and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers and service providers, subject to the Fund’s investment objectives and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979 or visiting www.brandes.com.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

Gregory Bishop, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments , from 1997 to 2014	10	None

Jean E. Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1957)	Trustee	Since April 2008	Retired.	10	Bridge Builder Trust

Robert M. Fitzgerald, CPA (inactive) 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1952)	Trustee	Since April 2008	Retired.	10	Hotchkis and Wiley Mutual Funds

Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and Chairman	Since February 2012	Partner with The Paradigm Project and advisor to early-stage companies.	10	None

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TRUSTEES AND OFFICERS INFORMATION — (Unaudited) (continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustees(3)

Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1962)	Trustee	Since February 2012	Chief Executive Officer, Brandes Investment Partners & Co.; Managing Director – PMCS of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	10	None

Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1961)	Trustee and President	Since July 2006	Executive Director of the Advisor.	10	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1970)	Secretary	Since June 2003	Associate General Counsel of the Advisor.	N/A	N/A

Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Born: 1971)	Chief Compliance Officer	Since September 2015	Global Head of Compliance, Brandes Investment Partners, L.P.	N/A	N/A

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not “interested persons” of the Trust as defined in the 1940 Act.
(3)	“Interested persons” of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

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PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your non-public personal information would be shared with nonaffiliated third parties.

ADVISOR Brandes Investment Partners, L.P. 11988 El Camino Real, Suite 600 San Diego, CA 92130 800.331.2979 DISTRIBUTOR ALPS Distributors, Inc. 1290 Broadway, #1100 Denver, CO 80203 TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP 601 South Figueroa Street Los Angeles, CA 90017 LEGAL COUNSEL Morgan, Lewis & Bockius LLP One Federal Street Boston, MA 02110 This report is intended for shareholders of the Brandes Value NextShares and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) occurred during the second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the registrant’s Form N-CSR filed January 7, 2005.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust

By (Signature and Title)*	/s/ Jeff Busby
Jeff Busby, President and Principal Executive Officer

Date 6/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeff Busby
Jeff Busby, President and Principal Executive Officer

Date 6/5/19

By (Signature and Title)*	/s/ Gary Iwamura
Gary Iwamura, Treasurer and Principal Financial Officer

Date 6/5/19

*	Print the name and title of each signing officer under his or her signature.